UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06040
                                                     ---------------------

                 Nuveen Municipal Market Opportunity Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                SEMIANNUAL REPORT April 30, 2006

                        Nuveen Investments
                        Municipal Exchange-Traded
                        Closed-End Funds

  NUVEEN PERFORMANCE
      PLUS MUNICIPAL
          FUND, INC.
                 NPP

    NUVEEN MUNICIPAL
ADVANTAGE FUND, INC.
                 NMA

    NUVEEN MUNICIPAL
  MARKET OPPORTUNITY
          FUND, INC.
                 NMO

     NUVEEN DIVIDEND
           ADVANTAGE
      MUNICIPAL FUND
                 NAD

     NUVEEN DIVIDEND
           ADVANTAGE
    MUNICIPAL FUND 2
                 NXZ

     NUVEEN DIVIDEND
           ADVANTAGE
    MUNICIPAL FUND 3
                 NZF


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Photo of: A child.


DEPENDABLE,
TAX-FREE INCOME BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)


Logo: NUVEEN Investments

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

Photo: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


CHAIRMAN'S
     LETTER TO SHAREHOLDERS



Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.


"PORTFOLIO DIVERSIFICATION IS A RECOGNIZED WAY TO TRY TO REDUCE SOME OF THE RISK THAT COMES WITH INVESTING."


Municipal bonds can be an important building block in a well balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. I encourage you to contact your personal financial advisor who may help explain this important investment strategy.

Nuveen Investments is pleased to offer you choices when it comes to receiving your fund reports. In addition to mailed print copies, you can also sign up to receive future Fund reports and other Fund information by e-mail and the Internet. Not only will you receive the information faster, but this also may help lower your Fund's expenses. The inside front cover of this report contains information on how you can sign up.

We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

June 12, 2006

Nuveen Investments Municipal Exchange-Traded Closed-End Funds
NPP, NMA, NMO, NAD, NXZ, NZF

PORTFOLIO MANAGER'S
        COMMENTS


Portfolio manager Tom Spalding reviews key investment strategies and the six-month performance of these six Funds. With 29 years of investment experience at Nuveen, Tom has managed NXZ since its inception in 2001 and NPP, NMA, NMO, NAD, and NZF since 2003.



WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX MONTHS ENDED APRIL 30, 2006?

During this reporting period, we saw a general increase in interest rates, although rates at the longer end of the yield curve remained more stable than those at the short end throughout much of the period. Between November 1, 2005 and April 30, 2006, the Federal Reserve implemented four increases of 0.25% each in the fed funds rate, raising this short-term target by 100 basis points--from 3.75% to 4.75%. (On May 10, 2006, the fed funds rate was increased by another 25 basis points to 5%, marking the Fed's 16th consecutive quarter-point hike since June 2004.) In contrast, the yield on the benchmark 10-year U.S. Treasury note ended April 2006 at 5.06%, up from 4.55% six months earlier, while the yield on the Bond Buyer 25 Revenue Bond Index, a widely followed measure of longer-term municipal market rates, was 5.22% at the end of April 2006, an increase of just two basis points from the beginning of November 2005. As interest rates increased, bond valuations generally declined, and the yield curve flattened as short-term rates approached the levels of longer-term rates.

In this environment, one of our key strategies continued to be careful duration1 management, part of which included efforts to more closely align the duration and yield curve positioning of these Funds. Depending on the needs of the individual Fund, our purchase activity focused on attractively priced bonds maturing in 10 to 15 years in Funds that were close to their duration target and in 20 years and longer in Funds where the duration needed lengthening. As the yield curve continued to flatten, we believed that bonds in these parts of the curve generally offered better value and reward opportunities more commensurate with their risk levels. As the period progressed, we started to see more opportunities to add value at the longer end of the curve, and we began to slightly extend the Funds' durations.

In looking for potential purchase candidates, we kept an opportunistic eye toward all types of issuance that we believed could add value to the Funds' portfolios and keep the Funds well diversified geographically. Overall, portfolio activity was relatively light during this period. This was due in part to the fact that these Funds entered the reporting period fully invested and with routine call exposure. Another factor was the 5.5% decline in municipal supply during this six-month period compared with the same period 12 months earlier (November 2004-April 2005). The decrease in supply was even more evident



1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

during the first four months of 2006, when new issuance dropped almost 25% from the levels of January-April 2005. At the same time, demand for municipal bonds continued to be diverse and broad-based, with retail investors, property and casualty insurance companies, and third-party investors--such as hedge funds and arbitrage accounts--all participating in the market.

In general, much of the new supply was highly rated and/or insured, and the majority of our new purchases during this time were higher-rated credits. While we continued to emphasize maintaining the Funds' weightings of bonds rated BBB or lower and nonrated bonds, tighter supply and declining relative valuations meant fewer opportunities to find additional lower-rated issues that we believed represented value for shareholders. One of the few lower quality areas where we did find opportunities to add value was the tobacco sector, and we purchased selected tobacco issues to maintain our portfolios' overall exposure to this sector.


HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as relevant index and peer group information, are presented in the accompanying table.


TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 4/30/06

                  6-MONTH           1-YEAR           5-YEAR            10-YEAR
--------------------------------------------------------------------------------
NPP               1.58%             2.52%            7.06%             6.67%
--------------------------------------------------------------------------------
NMA               1.74%             3.00%            7.56%             6.94%
--------------------------------------------------------------------------------
NMO               1.99%             3.01%            6.74%             6.20%
--------------------------------------------------------------------------------
NAD               1.94%             3.55%            8.24%             NA
--------------------------------------------------------------------------------
NXZ               2.66%             4.87%            8.88%             NA
--------------------------------------------------------------------------------
NZF               2.44%             4.11%            NA                NA
--------------------------------------------------------------------------------
Lehman Brothers
Municipal
Bond Index2       1.56%             2.16%            5.40%             5.90%
--------------------------------------------------------------------------------
Lipper General
Leveraged
Municipal Debt
Funds Average3    2.60%             3.86%            7.34%             6.68%
--------------------------------------------------------------------------------

* Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.



2 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

3 The Lipper General Leveraged Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 56; 1 year, 56; 5 years, 45; and 10 years, 39. Fund and Lipper returns assume reinvestment of dividends.

For the six months ended April 30, 2006, the cumulative returns on net asset value (NAV) for all six of the Funds in this report exceeded or performed in line with the return on their Lehman Brothers municipal benchmark. NXZ also slightly outperformed the average return for the Funds' Lipper peer group for this period, NZF slightly underperformed the peer group, while NPP, NMA, NMO, and NAD underperformed this average.

One of the factors that, on balance, benefited the six-month performance of these Funds relative to that of the unleveraged Lehman Brothers Municipal Bond Index was the Funds' use of financial leverage. While leveraging can add volatility to a Fund's NAV and share price, this strategy can also provide opportunities for additional income and total return for common shareholders. The benefits of leveraging are tied in part to the short-term rates leveraged Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. Conversely, when short-term interest rates rise, as they did during this reporting period, the Funds' borrowing costs also rise, which can impact the Funds' income streams and total returns. However, as long as short-term yields are lower than those of the long-term bonds in the Funds' portfolios, the income received by the common shareholders of leveraged Funds will be higher than it would be if the Funds were unleveraged. Despite the impact of rising interest rates on bond valuations, the extra income, or yield advantage, resulting from leveraging during this period remained strong enough to help the Funds' total returns outperform or perform in line with the return on the Lehman index for this six months. Over the long term, we believe the use of financial leverage will continue to work to the benefit of the Funds, as demonstrated by the five-year and ten-year return performances--both absolute and relative--of the Funds in this report.

During this reporting period, positive contributors to the Funds' returns included yield curve and duration positioning, exposure to lower-rated credits, and pre-refunding activity.

As the yield curve continued to flatten over the course of this period, yield curve and duration positioning played important roles in the Funds' performances. On the whole, shorter maturity bonds were the most impacted by recent changes in the yield curve. As a result, these bonds generally underperformed both intermediate and long bonds, with credits having the longest durations posting the best returns for this period. Yield curve positioning or, more specifically, greater exposure to those parts of the yield curve that performed well helped the performances of these Funds during this period. As previously mentioned, we continued to work to more closely align the yield curve positioning of all of these Funds.

With bonds rated BBB or lower and nonrated bonds generally outperforming other credit quality sectors during this period, all of these Funds benefited from their allocations of lower-quality credits. The performance of this sector was largely the result of investor demand for the higher yields typically associated with lower-quality bonds, which drove up their value and kept credit spreads narrow. As of April 30, 2006, allocations of bonds rated BBB or lower and nonrated bonds accounted for 11% of NMO's portfolio, 13% of NPP, 13% of NZF, 16% of NAD, 19% of NMA, and 21% of NXZ. As Dividend Advantage Funds, NAD, NXZ, and NZF can also invest a higher portion of their portfolios in bonds rated BB or lower, and NXZ's allocation of 8% to this category gave a boost to its six-month performance.

Among the lower-rated holdings making contributions to the Funds' cumulative returns for this period were health care bonds (including hospitals) and tobacco credits backed by the 1998 master tobacco settlement agreement. As mentioned earlier, we continued to purchase uninsured tobacco bonds during this period.

We also continued to see a number of advance refundings4 during this period, which benefited the Funds through price appreciation and enhanced credit quality. However, as the yield curve flattened, more lower coupon bonds were being pre-refunded, which meant that, in general, the positive impact from refinancings was less than in the previous reporting period.

While advance refundings generally enhanced total return performance for this six-month period, the rising interest rate environment--especially at the short end of the yield curve--meant that the Funds' holdings of older, previously pre-refunded bonds tended to underperform the general municipal market, due primarily to the shorter effective maturities of these bonds. This was especially true in the four older Funds--NPP, NMA, NMO, and NAD--which had significantly larger allocations of pre-refunded bonds than the more recently established NXZ and NZF.


HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF APRIL 30, 2006?

We continued to believe that maintaining strong credit quality was an important requirement. As of April 30, 2006, all six of these Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 68% in NXZ to 79% in NMA to 82% in NAD, 83% in NPP, 84% in NMO, and 85% in NZF.

As of April 30, 2006, potential call exposure for the period May 2006 through the end of 2007 ranged from 7% in NXZ, 8% in NMO, and 10% in NZF to 17% in NAD and NPP and 18% in NMA. We continued to watch the market for opportunities to reinvest proceeds from bonds with shorter call dates into bonds with maturities of at least 15 years. The number of actual bond calls in all of these Funds depends largely on future market interest rates.


4 Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

Dividend and Share Price
       INFORMATION


As previously noted, all of the Funds in this report use leverage to potentially enhance opportunities for additional income for common shareholders. During periods of rising short-term interest rates, as was the case during this reporting period, the Funds' borrowing costs also rise, reducing the extent of the benefits of leveraging. This resulted in one monthly dividend reduction in NPP, NMA, NMO, and NXZ and two in NAD over the six-month period ended April 30, 2006. The dividend of NZF remained stable throughout this reporting period.

Due to capital gains generated by normal portfolio activity, common shareholders of the following Funds received capital gains and net ordinary income distributions at the end of December 2005, as follows:


             LONG-TERM CAPITAL GAINS                    ORDINARY INCOME
                         (PER SHARE)                        (PER SHARE)
--------------------------------------------------------------------------------
NPP                          $0.0174                            $0.0001
--------------------------------------------------------------------------------
NMA                          $0.0116                            $0.0030
--------------------------------------------------------------------------------
NMO                               --                            $0.0036
--------------------------------------------------------------------------------

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2006, all of the Funds in this report had a positive UNII balance for financial statement purposes and a positive UNII balance, based upon our best estimate, for tax purposes.

At the end of the reporting period, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                             4/30/06                           6-MONTH
                    PREMIUM/DISCOUNT                   AVERAGE DISCOUNT
--------------------------------------------------------------------------------
NPP                           -5.16%                             -5.21%
--------------------------------------------------------------------------------
NMA                           -2.07%                             -1.71%
--------------------------------------------------------------------------------
NMO                           -6.13%                             -5.79%
--------------------------------------------------------------------------------
NAD                           -4.76%                             -3.98%
--------------------------------------------------------------------------------
NXZ                           +3.12%                             -2.64%
--------------------------------------------------------------------------------
NZF                           -0.85%                             -2.36%
--------------------------------------------------------------------------------

Nuveen Performance Plus Municipal Fund, Inc.
NPP


PERFORMANCE
     OVERVIEW As of April 30, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              74%
AA                                9%
A                                 4%
BBB                               9%
BB or Lower                       2%
N/R                               2%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE(2)
May                           0.0780
Jun                           0.0780
Jul                           0.0780
Aug                           0.0780
Sep                           0.0745
Oct                           0.0745
Nov                           0.0745
Dec                           0.0745
Jan                           0.0745
Feb                           0.0745
Mar                           0.0705
Apr                           0.0705

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/01/05                        14.31
                               14.33
                               14.4
                               14.45
                               14.39
                               14.45
                               14.47
                               14.43
                               14.37
                               14.37
                               14.41
                               14.43
                               14.49
                               14.5
                               14.45
                               14.51
                               14.51
                               14.49
                               14.51
                               14.59
                               14.65
                               14.64
                               14.7
                               14.76
                               14.76
                               14.8
                               14.8
                               14.75
                               14.75
                               14.61
                               14.62
                               14.69
                               14.69
                               14.7
                               14.68
                               14.77
                               14.78
                               14.76
                               14.79
                               14.81
                               14.9
                               14.94
                               14.98
                               14.91
                               14.91
                               14.98
                               15.07
                               15.17
                               15.2
                               15.26
                               15.18
                               15.13
                               15.19
                               14.98
                               15.1
                               15.1
                               15.01
                               15.13
                               15.1
                               15.23
                               15.24
                               15.26
                               15.2
                               15.2
                               15.23
                               15.29
                               15.2
                               15.24
                               15.11
                               15.09
                               15.11
                               15.19
                               15.08
                               15.16
                               15.17
                               15.13
                               15.09
                               15.03
                               15.05
                               15.06
                               15.09
                               15.09
                               15.13
                               15.14
                               15.21
                               15.28
                               15.33
                               15.37
                               15.41
                               15.46
                               15.38
                               15.39
                               15.44
                               15.39
                               15.29
                               15.2
                               15
                               15.05
                               15.08
                               15.14
                               15.16
                               14.95
                               14.95
                               14.78
                               14.79
                               14.93
                               14.97
                               15.03
                               15.05
                               15.08
                               15.08
                               15.05
                               15.04
                               15.02
                               15.04
                               14.74
                               14.64
                               14.54
                               14.46
                               14.37
                               14.43
                               14.42
                               14.53
                               14.58
                               14.58
                               14.48
                               14.46
                               14.45
                               14.43
                               14.5
                               14.48
                               14.44
                               14.45
                               14.44
                               14.48
                               14.33
                               14.09
                               14.07
                               13.85
                               13.93
                               14.01
                               14.05
                               14.09
                               14.08
                               14.06
                               14.01
                               14.03
                               14.18
                               14.13
                               14.15
                               14.18
                               14.2
                               14.2
                               14.21
                               14.23
                               14.29
                               14.36
                               14.45
                               14.26
                               14.2
                               14.24
                               14.19
                               14.18
                               14.14
                               14.13
                               14.21
                               14.3
                               14.38
                               14.42
                               14.49
                               14.7
                               14.7
                               14.79
                               14.9
                               14.96
                               14.91
                               15
                               15.12
                               15.11
                               15.11
                               15.13
                               15.08
                               15.04
                               15.06
                               15.03
                               15.05
                               14.98
                               14.99
                               14.97
                               15.11
                               15.15
                               15.22
                               15.14
                               15.13
                               15.15
                               15.08
                               15.12
                               15.04
                               15.06
                               15.02
                               14.91
                               14.93
                               14.94
                               15.01
                               15.11
                               15.16
                               15.25
                               15.21
                               15.22
                               15.23
                               15.24
                               15.22
                               15.23
                               15.1
                               15
                               14.96
                               14.96
                               15.11
                               15.04
                               15.05
                               15.08
                               15.02
                               15.18
                               15.1
                               15.21
                               15.35
                               15.45
                               15.38
                               15.34
                               15.21
                               15.14
                               15.21
                               15.07
                               15.08
                               15.13
                               15.1
                               14.98
                               14.93
                               14.87
                               14.82
                               14.62
                               14.65
                               14.64
                               14.54
                               14.53
                               14.5
                               14.44
                               14.35
                               14.4
                               14.36
                               14.43
                               14.45
                               14.51
4/30/06                        14.51


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.51
------------------------------------
Common Share
Net Asset Value               $15.30
------------------------------------
Premium/(Discount) to NAV     -5.16%
------------------------------------
Market Yield                   5.83%
------------------------------------
Taxable-Equivalent Yield1      8.10%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $916,920
------------------------------------
Average Effective Maturity
on Securities (Years)          14.95
------------------------------------
Leverage-Adjusted Duration      8.28
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/22/89)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    3.69%         1.58%
------------------------------------
1-Year          8.27%         2.52%
------------------------------------
5-Year          7.39%         7.06%
------------------------------------
10-Year         6.40%         6.67%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Illinois                       14.2%
------------------------------------
California                      9.2%
------------------------------------
New York                        8.6%
------------------------------------
New Jersey                      4.9%
------------------------------------
Louisiana                       4.7%
------------------------------------
Michigan                        4.6%
------------------------------------
Indiana                         4.5%
------------------------------------
Florida                         3.9%
------------------------------------
Colorado                        3.7%
------------------------------------
Texas                           3.6%
------------------------------------
Utah                            2.9%
------------------------------------
Massachusetts                   2.8%
------------------------------------
South Carolina                  2.8%
------------------------------------
Washington                      2.8%
------------------------------------
Ohio                            2.6%
------------------------------------
Pennsylvania                    2.3%
------------------------------------
Georgia                         2.1%
------------------------------------
Minnesota                       2.1%
------------------------------------
Nevada                          1.6%
------------------------------------
Wisconsin                       1.5%
------------------------------------
Other                          14.6%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                26.6%
------------------------------------
Tax Obligation/Limited         14.2%
------------------------------------
Tax Obligation/General         14.2%
------------------------------------
Utilites                       10.1%
------------------------------------
Transportation                  9.4%
------------------------------------
Health Care                     8.0%
------------------------------------
Consumer Staples                5.5%
------------------------------------
Other                          12.0%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.0175 per share.

Nuveen Municipal Advantage Fund, Inc.
NMA

PERFORMANCE
     OVERVIEW As of April 30, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              69%
AA                               10%
A                                 2%
BBB                              16%
BB or Lower                       3%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE(2)
May                            0.083
Jun                            0.083
Jul                            0.083
Aug                            0.083
Sep                           0.0795
Oct                           0.0795
Nov                           0.0795
Dec                           0.0795
Jan                           0.0795
Feb                           0.0795
Mar                           0.0755
Apr                           0.0755

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/01/05                        15.17
                               15.23
                               15.28
                               15.33
                               15.28
                               15.26
                               15.39
                               15.28
                               15.26
                               15.32
                               15.24
                               15.17
                               15.28
                               15.33
                               15.29
                               15.31
                               15.25
                               15.22
                               15.21
                               15.31
                               15.32
                               15.38
                               15.45
                               15.46
                                15.5
                               15.55
                               15.49
                                15.5
                               15.41
                               15.34
                               15.33
                               15.31
                                15.4
                               15.37
                               15.39
                               15.46
                               15.48
                               15.57
                               15.59
                               15.69
                               15.68
                               15.67
                               15.67
                                15.7
                               15.69
                               15.78
                               15.75
                               15.83
                               15.85
                               15.91
                                15.8
                               15.77
                               15.71
                               15.56
                               15.63
                               15.66
                               15.61
                                15.6
                               15.66
                               15.65
                               15.68
                               15.81
                               15.72
                               15.72
                               15.78
                               15.89
                               15.77
                               15.72
                               15.65
                               15.65
                               15.57
                               15.63
                               15.58
                               15.66
                               15.68
                               15.77
                                15.7
                               15.78
                               15.77
                               15.75
                                15.8
                               15.82
                               15.77
                                15.8
                               15.82
                               15.81
                               15.84
                               15.88
                               15.93
                               15.97
                               15.95
                               15.94
                               16.01
                               16.06
                               16.01
                               15.89
                               15.71
                               15.66
                               15.64
                                15.7
                               15.76
                               15.68
                                15.6
                               15.51
                               15.58
                               15.66
                               15.75
                               15.84
                               15.84
                               15.84
                               15.81
                               15.72
                               15.76
                               15.85
                               15.75
                               15.55
                               15.44
                               15.38
                               15.39
                               15.34
                                15.3
                               15.24
                               15.19
                                15.2
                               15.19
                               15.05
                               15.13
                               15.17
                               15.19
                               15.27
                                15.2
                               15.24
                                15.2
                               15.21
                               15.25
                               15.22
                               15.19
                               15.23
                               15.09
                               15.08
                               15.08
                               15.12
                               15.12
                               15.01
                               14.99
                                  15
                               15.03
                               15.09
                               15.13
                               15.05
                                15.1
                               15.14
                               15.12
                               15.22
                               15.21
                               15.27
                               15.45
                               15.38
                               15.14
                               15.19
                               15.07
                               15.06
                               14.98
                               15.02
                               15.03
                               15.01
                               15.18
                                15.2
                               15.18
                               15.35
                               15.38
                               15.38
                               15.42
                               15.45
                                15.7
                               15.65
                                15.7
                               15.77
                               15.81
                               15.72
                               15.43
                               15.64
                               15.71
                               15.89
                               15.92
                               15.85
                               15.91
                               15.95
                               15.94
                               15.98
                               16.05
                               16.02
                               16.01
                                  16
                               15.66
                               15.63
                               15.68
                               15.69
                               15.68
                               15.79
                                15.6
                               15.63
                               15.61
                               15.77
                               15.77
                                15.8
                               15.75
                               15.95
                               15.82
                               15.86
                               15.92
                               15.93
                               15.94
                                15.7
                               15.45
                               15.38
                               15.46
                               15.55
                               15.58
                               15.49
                               15.46
                               15.43
                               15.57
                               15.52
                                15.5
                                15.5
                               15.47
                               15.49
                               15.46
                               15.47
                               15.55
                               15.49
                               15.45
                               15.46
                               15.51
                               15.53
                               15.46
                               15.47
                               15.35
                               15.25
                               15.13
                               15.17
                               15.29
                               15.15
                               15.22
                               15.23
                               15.14
                               15.15
                               15.17
                               15.12
                               15.17
                               15.15
                               15.17
4/30/06                        15.17


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.17
------------------------------------
Common Share
Net Asset Value               $15.49
------------------------------------
Premium/(Discount) to NAV     -2.07%
------------------------------------
Market Yield                   5.97%
------------------------------------
Taxable-Equivalent Yield1      8.29%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $667,274
------------------------------------
Average Effective Maturity
on Securities (Years)          16.36
------------------------------------
Leverage-Adjusted Duration     7.62
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/19/89)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    3.02%         1.74%
------------------------------------
1-Year          6.21%         3.00%
------------------------------------
5-Year          8.61%         7.56%
------------------------------------
10-Year         7.05%         6.94%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Illinois                       11.4%
------------------------------------
Texas                          11.3%
------------------------------------
New York                       10.9%
------------------------------------
Washington                      9.5%
------------------------------------
California                      7.5%
------------------------------------
Wisconsin                       5.1%
------------------------------------
Louisiana                       5.0%
------------------------------------
Tennessee                       3.5%
------------------------------------
Ohio                            3.0%
------------------------------------
Colorado                        2.9%
------------------------------------
South Carolina                  2.7%
------------------------------------
Nevada                          2.4%
------------------------------------
Indiana                         2.4%
------------------------------------
Alabama                         2.1%
------------------------------------
New Jersey                      2.1%
------------------------------------
North Carolina                  1.9%
------------------------------------
Oklahoma                        1.5%
------------------------------------
Other                          14.8%
------------------------------------


INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                26.6%
------------------------------------
Utilites                       15.1%
------------------------------------
Health Care                    13.5%
------------------------------------
Transportation                 10.3%
------------------------------------
Tax Obligation/General          8.3%
------------------------------------
Tax Obligation/Limited          7.8%
------------------------------------
Housing/Single Family           5.6%
------------------------------------
Consumer Staples                5.5%
------------------------------------
Other                           7.3%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.0146 per share.

Nuveen Municipal Market Opportunity Fund, Inc.
NMO

PERFORMANCE
      OVERVIEW As of April 30, 2006

Pie Chart:
CREDIT QUALITY
(as a % of total municipal bonds)
AAA/U.S. Guaranteed              76%
AA                                8%
A                                 5%
BBB                               7%
BB or Lower                       3%
N/R                               1%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE(2)
May                            0.076
Jun                            0.076
Jul                            0.076
Aug                            0.076
Sep                           0.0725
Oct                           0.0725
Nov                           0.0725
Dec                           0.0725
Jan                           0.0725
Feb                           0.0725
Mar                           0.0685
Apr                           0.0685

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/01/05                        13.97
                               14.01
                               14.04
                               14.13
                               13.97
                                  14
                                14.1
                               14.11
                               14.08
                               14.07
                               14.08
                               14.11
                               14.16
                               14.18
                               14.15
                               14.17
                               14.23
                               14.24
                               14.17
                               14.29
                               14.32
                               14.45
                                14.6
                               14.45
                                14.5
                               14.47
                               14.41
                               14.39
                               14.44
                               14.27
                               14.29
                               14.26
                               14.39
                               14.39
                               14.39
                               14.43
                               14.48
                               14.54
                               14.68
                               14.79
                               14.74
                               14.87
                               14.92
                               14.88
                               14.92
                               14.95
                               14.94
                               14.97
                               14.98
                               15.03
                               14.99
                               15.01
                               14.95
                               14.84
                               14.84
                               14.85
                               14.72
                               14.75
                               14.78
                                14.9
                               14.98
                               14.96
                               14.94
                               14.94
                               14.92
                               14.96
                               14.95
                               14.94
                               14.87
                               14.88
                               14.84
                               14.92
                               14.89
                                14.9
                               14.79
                               14.87
                                14.8
                               14.74
                               14.75
                               14.81
                               14.83
                               14.88
                               14.87
                               14.79
                               14.82
                               14.88
                               14.86
                               14.94
                               14.95
                               14.93
                               14.92
                               14.98
                               14.94
                               14.96
                                14.9
                               14.86
                               14.65
                               14.62
                                14.6
                               14.55
                               14.59
                               14.46
                               14.46
                               14.25
                               14.33
                               14.44
                               14.47
                               14.51
                                14.5
                               14.48
                               14.46
                               14.44
                               14.39
                               14.37
                               14.41
                               14.22
                               14.01
                               14.05
                                  14
                               14.06
                               14.05
                                  14
                               14.11
                               14.15
                               14.18
                               14.11
                               14.13
                               14.14
                               14.19
                               14.17
                               14.18
                               14.15
                               14.21
                               14.28
                               14.26
                               13.96
                               13.83
                                13.8
                               13.53
                               13.53
                               13.69
                               13.76
                               13.65
                               13.69
                               13.65
                               13.65
                               13.64
                                13.7
                               13.76
                               13.82
                               13.86
                               13.91
                               13.98
                               14.04
                               14.01
                               14.04
                               14.04
                               14.04
                               13.77
                               13.81
                               13.87
                               13.84
                               13.82
                               13.86
                               13.88
                               13.94
                               13.97
                               14.18
                               14.18
                               14.32
                               14.47
                               14.47
                               14.51
                               14.59
                               14.72
                               14.59
                               14.77
                               14.66
                                14.6
                                14.6
                               14.53
                                14.4
                               14.52
                               14.65
                               14.64
                               14.59
                               14.54
                               14.48
                               14.58
                               14.59
                               14.63
                               14.69
                               14.76
                               14.72
                               14.67
                               14.54
                               14.52
                               14.51
                                14.6
                               14.54
                               14.46
                               14.47
                               14.48
                               14.61
                               14.59
                               14.67
                               14.72
                               14.68
                               14.77
                               14.79
                               14.84
                               14.78
                               14.74
                               14.64
                               14.57
                               14.54
                               14.52
                               14.53
                               14.49
                               14.55
                               14.46
                                14.5
                               14.62
                               14.65
                               14.51
                               14.55
                                14.6
                               14.55
                               14.53
                                14.5
                               14.58
                                14.6
                               14.53
                               14.65
                               14.65
                               14.65
                               14.53
                               14.43
                               14.36
                               14.22
                                14.1
                               14.04
                               14.11
                               13.96
                                14.1
                                14.1
                               14.13
                               14.05
                               14.12
                               13.98
                               14.03
                               14.11
                               14.09
4/30/06                        14.09


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.09
------------------------------------
Common Share
Net Asset Value               $15.01
------------------------------------
Premium/(Discount) to NAV     -6.13%
------------------------------------
Market Yield                   5.83%
------------------------------------
Taxable-Equivalent Yield1      8.10%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $683,394
------------------------------------
Average Effective Maturity
on Securities (Years)          14.11
------------------------------------
Leverage-Adjusted Duration      8.26
------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 3/21/90)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    2.29%         1.99%
------------------------------------
1-Year          7.42%         3.01%
------------------------------------
5-Year          6.37%         6.74%
------------------------------------
10-Year         6.01%         6.20%
------------------------------------

STATES
(as a % of total municipal bonds)
------------------------------------
Texas                          16.6%
------------------------------------
Washington                     11.6%
------------------------------------
New York                       10.6%
------------------------------------
Illinois                        7.5%
------------------------------------
Minnesota                       5.2%
------------------------------------
South Carolina                  4.9%
------------------------------------
California                      4.5%
------------------------------------
Nevada                          3.9%
------------------------------------
Colorado                        3.5%
------------------------------------
New Jersey                      3.2%
------------------------------------
Georgia                         3.0%
------------------------------------
Massachusetts                   3.0%
------------------------------------
North Dakota                    2.8%
------------------------------------
Pennsylvania                    2.5%
------------------------------------
Puerto Rico                     1.9%
------------------------------------
Ohio                            1.7%
------------------------------------
Other                          13.6%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                31.8%
------------------------------------
Transportation                 18.3%
------------------------------------
Tax Obligation/General         15.0%
------------------------------------
Tax Obligation/Limited          7.5%
------------------------------------
Utilities                       6.8%
------------------------------------
Health Care                     6.2%
------------------------------------
Consumer Staples                5.0%
------------------------------------
Other                           9.4%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a net ordinary income distribution in December 2005 of $0.0036 per share.

Nuveen Dividend Advantage Municipal Fund
NAD


PERFORMANCE
     OVERVIEW As of April 30, 2006

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              71%
AA                               11%
A                                 2%
BBB                               8%
BB or Lower                       5%
N/R                               3%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May                           0.0825
Jun                           0.0825
Jul                           0.0825
Aug                           0.0825
Sep                            0.079
Oct                            0.079
Nov                            0.079
Dec                            0.075
Jan                            0.075
Feb                            0.075
Mar                           0.0715
Apr                           0.0715

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/01/05                        14.62
                               14.63
                                14.7
                               14.77
                               14.67
                               14.82
                               14.88
                               14.82
                               14.87
                               14.81
                               14.83
                               14.88
                               14.85
                                14.9
                               14.87
                               14.85
                               14.83
                               14.82
                               14.81
                               14.87
                               14.94
                               14.97
                               15.07
                               15.01
                               15.07
                               15.09
                               15.15
                               15.15
                               15.15
                                  15
                                  15
                               14.98
                                  15
                               14.97
                               14.97
                               15.03
                               15.12
                               15.15
                                15.2
                               15.25
                               15.22
                               15.32
                               15.43
                               15.42
                               15.43
                               15.43
                               15.48
                               15.52
                               15.49
                               15.55
                               15.54
                               15.53
                               15.48
                                15.3
                               15.52
                                15.5
                               15.43
                               15.46
                               15.48
                               15.45
                               15.54
                               15.59
                               15.55
                               15.55
                                15.5
                               15.57
                               15.55
                               15.59
                               15.49
                               15.44
                               15.44
                               15.49
                               15.41
                               15.38
                               15.39
                               15.38
                               15.33
                               15.35
                               15.44
                                15.4
                               15.46
                               15.46
                               15.53
                               15.55
                               15.58
                               15.58
                               15.64
                               15.65
                               15.74
                               15.79
                               15.72
                               15.78
                                15.8
                               15.75
                               15.67
                               15.59
                                15.5
                               15.45
                               15.42
                               15.45
                               15.57
                               15.47
                               15.38
                               15.21
                                15.2
                               15.24
                               15.28
                               15.28
                               15.32
                               15.31
                               15.26
                               15.15
                                15.1
                               15.03
                               15.12
                               14.89
                               14.77
                                14.7
                               14.58
                               14.53
                               14.62
                               14.58
                               14.65
                               14.67
                               14.63
                               14.57
                               14.51
                               14.53
                               14.58
                               14.56
                               14.57
                               14.63
                               14.65
                               14.64
                               14.69
                               14.55
                               14.47
                               14.48
                               14.38
                                14.3
                               14.38
                               14.39
                               14.36
                               14.37
                               14.35
                               14.38
                               14.42
                               14.49
                                14.5
                               14.56
                               14.68
                                14.6
                               14.64
                                14.6
                               14.51
                                14.5
                               14.41
                               14.37
                               14.19
                               14.25
                               14.29
                               14.22
                               14.17
                               14.18
                               14.11
                                14.2
                               14.28
                               14.25
                               14.43
                               14.56
                                14.6
                                14.6
                               14.66
                               14.77
                               14.91
                               15.09
                               15.13
                               15.15
                               15.09
                               15.06
                               15.09
                               15.02
                               15.04
                               15.04
                               15.01
                               15.12
                               15.13
                               15.15
                               15.14
                                15.2
                               15.19
                               15.25
                               15.22
                               15.16
                               15.13
                                15.1
                               15.17
                               15.09
                               15.13
                                15.1
                               14.94
                               14.86
                               14.85
                               14.87
                                14.9
                                  15
                               15.05
                               15.15
                               15.16
                                15.2
                               15.28
                               15.27
                               15.24
                               15.22
                               15.03
                               15.05
                               15.07
                               15.07
                               15.04
                               14.91
                               14.77
                               14.79
                               14.86
                               14.89
                               14.83
                               14.78
                               14.65
                               14.66
                               14.67
                               14.67
                               14.73
                               14.77
                               14.79
                               14.84
                               14.83
                               14.85
                               14.75
                               14.61
                               14.46
                               14.44
                               14.28
                               14.34
                               14.33
                                14.3
                               14.33
                               14.39
                               14.34
                               14.37
                               14.47
                               14.46
                               14.41
                               14.36
                               14.41
4/30/06                        14.41


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.41
------------------------------------
Common Share
Net Asset Value               $15.13
------------------------------------
Premium/(Discount) to NAV     -4.76%
------------------------------------
Market Yield                   5.95%
------------------------------------
Taxable-Equivalent Yield1      8.26%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $594,021
------------------------------------
Average Effective Maturity
on Securities (Years)          15.30
------------------------------------
Leverage-Adjusted Duration      8.14
------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 5/26/99)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    1.85%         1.94%
------------------------------------
1-Year          5.44%         3.55%
------------------------------------
5-Year          6.16%         8.24%
------------------------------------
Since
Inception       5.98%         7.35%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
IIllinois                      24.8%
------------------------------------
Texas                          10.2%
------------------------------------
New York                        8.6%
------------------------------------
Washington                      7.6%
------------------------------------
Florida                         5.4%
------------------------------------
Wisconsin                       4.6%
------------------------------------
New Jersey                      4.4%
------------------------------------
Pennsylvania                    3.3%
------------------------------------
Ohio                            2.8%
------------------------------------
Louisiana                       2.7%
------------------------------------
Indiana                         2.6%
------------------------------------
Colorado                        2.5%
------------------------------------
Michigan                        2.4%
------------------------------------
Rhode Island                    2.2%
------------------------------------
California                      1.8%
------------------------------------
Other                          14.1%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                19.3%
------------------------------------
Tax Obligation/General         16.1%
------------------------------------
Tax Obligation/Limited         13.8%
------------------------------------
Health Care                    13.1%
------------------------------------
Transportation                 11.9%
------------------------------------
Utilities                       7.6%
------------------------------------
Consumer Staples                6.3%
------------------------------------
Other                          11.9%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Dividend Advantage Municipal Fund 2
NXZ

PERFORMANCE
     OVERVIEW As of April 30, 2006

Pie Chart:
CREDIT QUALITY
(as a % of total municipal bonds)
AAA/U.S. Guaranteed              61%
AA                                7%
A                                11%
BBB                              11%
BB or Lower                       8%
N/R                               2%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May                            0.086
Jun                            0.086
Jul                            0.086
Aug                            0.086
Sep                            0.086
Oct                            0.086
Nov                            0.086
Dec                            0.086
Jan                            0.086
Feb                            0.086
Mar                            0.082
Apr                            0.082

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/01/05                        15.38
                               15.42
                                15.4
                               15.43
                               15.39
                               15.39
                               15.52
                               15.39
                               15.45
                                15.5
                               15.53
                               15.52
                               15.55
                                15.5
                               15.41
                               15.47
                                15.5
                               15.51
                               15.54
                               15.59
                               15.62
                               15.69
                               15.77
                               15.72
                               15.76
                               15.86
                                15.9
                               15.84
                               15.84
                               15.65
                               15.64
                                15.7
                               15.89
                               15.84
                               15.81
                               15.82
                               15.84
                               15.94
                                  16
                               15.92
                               15.84
                               15.96
                               16.05
                               15.98
                               15.92
                                  16
                               16.05
                               16.08
                               16.16
                               16.22
                                16.1
                               16.04
                               16.06
                               15.83
                               16.01
                               15.99
                               15.94
                               15.99
                               15.87
                               15.82
                               15.97
                                  16
                                  16
                                  16
                               16.01
                               16.07
                               16.14
                               16.12
                               16.03
                               16.01
                               15.99
                               16.02
                               15.94
                                  16
                               16.03
                               15.99
                               15.97
                                  16
                               16.07
                               16.11
                               16.29
                               16.24
                               16.29
                               16.32
                               16.22
                                16.2
                               16.39
                               16.59
                               16.64
                               16.68
                                16.7
                               16.85
                               16.79
                               16.85
                                16.6
                               16.33
                               16.31
                               16.46
                               16.45
                               16.32
                                16.4
                               16.39
                               16.15
                               16.14
                               16.09
                               16.15
                               16.19
                               16.25
                               16.27
                               16.24
                               16.22
                               16.19
                               16.27
                               16.21
                                16.3
                               16.01
                               15.64
                                15.6
                               15.67
                               15.58
                               15.49
                                15.5
                               15.82
                               15.55
                               15.56
                               15.45
                                15.5
                               15.45
                               15.64
                               15.58
                               15.71
                               15.74
                                15.8
                               15.86
                               15.99
                               15.96
                                15.8
                               15.84
                               15.74
                               15.68
                               15.74
                               15.95
                                15.9
                               15.95
                               16.01
                               15.95
                                  16
                               16.15
                                16.3
                               16.18
                               16.21
                               16.03
                               16.02
                               16.07
                               16.12
                                16.3
                               16.18
                                16.3
                               15.95
                               15.84
                               16.12
                               15.75
                               15.88
                               16.09
                               16.11
                                16.1
                               16.13
                                16.4
                               16.39
                               16.43
                               16.47
                               16.47
                               16.54
                               16.52
                               16.55
                               16.72
                               16.75
                               16.75
                               16.57
                               16.62
                                16.5
                               16.38
                               16.53
                               16.68
                                16.8
                                16.8
                               16.82
                                16.8
                               16.88
                               16.95
                                17.2
                               17.15
                               17.01
                               16.92
                               16.75
                               16.66
                                16.7
                               16.66
                               16.13
                               16.17
                                  16
                               15.95
                               15.95
                               16.05
                               16.14
                               16.05
                               16.15
                               16.13
                               16.19
                               16.29
                                16.3
                               16.22
                               16.25
                               16.19
                               16.19
                               16.09
                               16.13
                               16.15
                               16.15
                               16.23
                               16.15
                               16.22
                               16.38
                               16.32
                               16.38
                               16.29
                               16.27
                                16.6
                               16.55
                                16.6
                               16.56
                               16.62
                               16.56
                               16.62
                               16.68
                               16.62
                               16.65
                                16.6
                                16.4
                                16.3
                               16.16
                               16.15
                               16.08
                               16.09
                               16.19
                               16.19
                               16.15
                               16.13
                               16.36
                               16.22
                               16.05
                               16.14
                                16.2
                                16.2
4/30/06                        15.64

FUND SNAPSHOT
------------------------------------
Common Share Price            $16.20
------------------------------------
Common Share
Net Asset Value               $15.71
------------------------------------
Premium/(Discount) to NAV      3.12%
------------------------------------
Market Yield                   6.07%
------------------------------------
Taxable-Equivalent Yield1      8.43%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $460,507
------------------------------------
Average Effective Maturity
on Securities (Years)          21.76
------------------------------------
Leverage-Adjusted Duration      6.85
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/27/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    6.82%         2.66%
------------------------------------
1-Year         12.82%         4.87%
------------------------------------
5-Year          8.48%         8.88%
------------------------------------
Since
Inception       8.33%         8.53%
------------------------------------

STATES
(as a % of total municipal bonds)
------------------------------------
Texas                          16.9%
------------------------------------
Michigan                        9.7%
------------------------------------
California                      7.4%
------------------------------------
Illinois                        7.3%
------------------------------------
New York                        4.4%
------------------------------------
Colorado                        4.1%
------------------------------------
Washington                      4.1%
------------------------------------
New Mexico                      3.7%
------------------------------------
Florida                         3.4%
------------------------------------
Missouri                        3.4%
------------------------------------
Indiana                         3.3%
------------------------------------
Louisiana                       2.9%
------------------------------------
Alabama                         2.9%
------------------------------------
Nevada                          2.8%
------------------------------------
Massachusetts                   2.7%
------------------------------------
Kansas                          2.6%
------------------------------------
Oregon                          2.6%
------------------------------------
Pennsylvania                    2.5%
------------------------------------
Other                          13.3%
------------------------------------


INDUSTRIES
(as a % of total investments)
------------------------------------
Health Care                    17.8%
------------------------------------
Tax Obligation/Limited         15.6%
------------------------------------
U.S. Guaranteed                13.6%
------------------------------------
Transportation                 13.4%
------------------------------------
Water and Sewer                 8.8%
------------------------------------
Utilities                       7.0%
------------------------------------
Tax Obligation/General          6.1%
------------------------------------
Consumer Staples                5.5%
------------------------------------
Other                          12.2%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Dividend Advantage Municipal Fund 3
NZF


PERFORMANCE
     OVERVIEW As of April 30, 2006

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              76%
AA                                9%
A                                 2%
BBB                               6%
BB or Lower                       2%
N/R                               5%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May                           0.0805
Jun                           0.0805
Jul                           0.0805
Aug                           0.0805
Sep                            0.077
Oct                            0.077
Nov                            0.077
Dec                            0.077
Jan                            0.077
Feb                            0.077
Mar                            0.077
Apr                            0.077

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/01/05                        14.35
                               14.44
                               14.44
                               14.41
                                14.3
                               14.39
                               14.47
                               14.35
                               14.41
                               14.41
                               14.48
                               14.45
                               14.48
                               14.48
                               14.47
                               14.49
                               14.52
                               14.56
                               14.56
                               14.61
                               14.67
                               14.69
                               14.78
                               14.77
                               14.78
                               14.85
                               14.85
                                14.9
                               14.91
                               14.77
                               14.76
                               14.71
                               14.75
                               14.68
                               14.72
                               14.75
                               14.82
                               14.86
                               14.92
                               14.86
                               14.82
                                14.9
                               14.99
                                  15
                               15.05
                               15.13
                               15.15
                               15.19
                               15.26
                               15.31
                               15.25
                               15.24
                               15.18
                               14.95
                               15.04
                               14.95
                               14.94
                               14.98
                               14.98
                               14.98
                                  15
                               15.05
                                15.1
                                15.1
                               15.14
                               15.13
                               15.12
                               15.11
                               15.03
                                  15
                               15.03
                               15.09
                               15.05
                               15.06
                               15.08
                               15.12
                               15.06
                               15.11
                               15.17
                               15.13
                               15.06
                               15.08
                               15.13
                               15.17
                               15.18
                                15.2
                               15.26
                               15.35
                               15.42
                               15.47
                                15.3
                               15.32
                               15.41
                                15.4
                               15.21
                               15.08
                               14.91
                                14.9
                               14.91
                               14.94
                               14.93
                               14.56
                               14.47
                                14.4
                               14.35
                               14.51
                                14.5
                               14.53
                                14.5
                                14.5
                               14.45
                               14.49
                               14.48
                               14.45
                               14.53
                               14.33
                               14.08
                                14.1
                                14.1
                               14.05
                               14.09
                               14.09
                               14.33
                               14.35
                               14.38
                                14.3
                               14.36
                               14.37
                               14.41
                                14.5
                               14.52
                               14.52
                               14.55
                               14.66
                               14.61
                               14.67
                               14.53
                               14.53
                               14.49
                               14.37
                               14.54
                               14.45
                                14.5
                               14.41
                               14.43
                               14.44
                               14.42
                               14.54
                               14.52
                               14.43
                               14.46
                               14.48
                               14.55
                               14.61
                               14.48
                                14.5
                               14.66
                               14.69
                               14.46
                               14.47
                                14.4
                                14.4
                               14.39
                               14.41
                               14.42
                               14.49
                               14.61
                               14.52
                               14.71
                               14.82
                               14.91
                               14.91
                               14.99
                               15.01
                               15.15
                                15.3
                                15.3
                                15.4
                               15.25
                               15.35
                               15.26
                                15.2
                               15.16
                               15.24
                               15.28
                               15.29
                               15.38
                               15.38
                               15.31
                               15.37
                                15.4
                               15.49
                               15.45
                                15.4
                               15.38
                               15.37
                                15.4
                                15.4
                               15.41
                               15.43
                               15.35
                               15.32
                               15.33
                                15.4
                               15.35
                               15.34
                               15.15
                                15.1
                               15.15
                                15.2
                               15.21
                               15.24
                               15.15
                               15.13
                               15.17
                                15.1
                               15.12
                               15.13
                               15.19
                               15.17
                               15.19
                                15.3
                               15.34
                               15.32
                               15.33
                               15.29
                               15.35
                               15.49
                               15.45
                               15.48
                               15.45
                                15.4
                               15.28
                               15.26
                               15.35
                               15.35
                                15.4
                               15.38
                               15.32
                               15.26
                               15.29
                                15.2
                               15.25
                               15.02
                               15.08
                               15.09
                               15.05
                               14.95
                                  15
                               15.03
                                  15
                               15.15
                                15.1
4/30/06                         15.1


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.10
------------------------------------
Common Share
Net Asset Value               $15.23
------------------------------------
Premium/(Discount) to NAV     -0.85%
------------------------------------
Market Yield                   6.12%
------------------------------------
Taxable-Equivalent Yield1      8.50%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $613,899
------------------------------------
Average Effective Maturity
on Securities (Years)          17.47
------------------------------------
Leverage-Adjusted Duration      6.73
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    8.03%         2.44%
------------------------------------
1-Year         12.23%         4.11%
------------------------------------
Since
Inception       6.78%         7.75%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Illinois                       12.4%
------------------------------------
Texas                          12.1%
------------------------------------
Washington                     10.7%
------------------------------------
California                      7.2%
------------------------------------
Michigan                        6.1%
------------------------------------
Nevada                          5.3%
------------------------------------
Colorado                        5.1%
------------------------------------
Iowa                            4.0%
------------------------------------
Indiana                         3.9%
------------------------------------
Wisconsin                       3.0%
------------------------------------
New York                        2.9%
------------------------------------
Louisiana                       2.3%
------------------------------------
Kentucky                        2.1%
------------------------------------
Missouri                        1.7%
------------------------------------
Oregon                          1.7%
------------------------------------
New Jersey                      1.6%
------------------------------------
Georgia                         1.6%
------------------------------------
Ohio                            1.5%
------------------------------------
Other                          14.8%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Transportation                 18.0%
------------------------------------
Health Care                    16.3%
------------------------------------
U.S. Guaranteed                15.9%
------------------------------------
Tax Obligation/General         13.0%
------------------------------------
Utilities                       7.3%
------------------------------------
Water and Sewer                 6.6%
------------------------------------
Education and
   Civic Organizations          5.8%
------------------------------------
Tax Obligation/Limited          4.9%
------------------------------------
Other                          12.2%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

                        Nuveen Performance Plus Municipal Fund, Inc. (NPP)
                        Portfolio of
                                INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 1.2% (0.8% OF TOTAL INVESTMENTS)

                Jefferson County, Alabama, Sewer Revenue Refunding Warrants,
                Series 1997A:
$       3,640    5.625%, 2/01/22 (Pre-refunded 2/01/07) - FGIC Insured          2/07 at 101.00          AAA           $   3,727,979
        3,820    5.375%, 2/01/27 (Pre-refunded 2/01/07) - FGIC Insured          2/07 at 100.00          AAA               3,868,094

                Jefferson County, Alabama, Sewer Revenue Refunding Warrants,
                Series 1997A:
        1,435    5.625%, 2/01/22 - FGIC Insured                                 2/07 at 101.00          AAA               1,468,349
        1,505    5.375%, 2/01/27 - FGIC Insured                                 2/07 at 100.00          AAA               1,521,103

------------------------------------------------------------------------------------------------------------------------------------
       10,400   Total Alabama                                                                                            10,585,525
------------------------------------------------------------------------------------------------------------------------------------


                ARIZONA - 1.3% (0.9% OF TOTAL INVESTMENTS)

        1,000   Arizona State Transportation Board, Highway Revenue Bonds,      7/12 at 100.00          AAA               1,075,380
                 Series 2002B, 5.250%, 7/01/22 (Pre-refunded 7/01/12)

                Phoenix, Arizona, Civic Improvement Corporation, Senior Lien
                Airport Revenue Bonds, Series 2002B:
        5,365    5.750%, 7/01/15 - FGIC Insured (Alternative Minimum Tax)       7/12 at 100.00          AAA               5,815,875
        5,055    5.750%, 7/01/16 - FGIC Insured (Alternative Minimum Tax)       7/12 at 100.00          AAA               5,485,534

------------------------------------------------------------------------------------------------------------------------------------
       11,420   Total Arizona                                                                                            12,376,789
------------------------------------------------------------------------------------------------------------------------------------


                ARKANSAS - 0.7% (0.5% OF TOTAL INVESTMENTS)

        5,080   Independence County, Arkansas, Hydroelectric Power Revenue      5/13 at 100.00            A               5,215,738
                 Bonds, Series 2003, 5.350%, 5/01/28 - ACA Insured

        1,000   Washington County, Arkansas, Hospital Revenue Bonds,            2/15 at 100.00          BBB                 981,960
                 Washington Regional Medical Center, Series 2005A, 5.000%, 2/01/35

------------------------------------------------------------------------------------------------------------------------------------
        6,080   Total Arkansas                                                                                            6,197,698
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 13.7% (9.2% OF TOTAL INVESTMENTS)

        3,500   Alameda Corridor Transportation Authority, California,         10/17 at 100.00          AAA               2,665,635
                 Subordinate Lien Revenue Bonds, Series 2004A,
                 0.000%, 10/01/25 - AMBAC Insured

       11,000   Anaheim Public Finance Authority, California, Subordinate         No Opt. Call          AAA               5,555,660
                 Lease Revenue Bonds, Public Improvement Project,
                 Series 1997C, 0.000%, 9/01/20 - FSA Insured

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
        4,000    6.000%, 5/01/15 (Pre-refunded 5/01/12)                         5/12 at 101.00          Aaa               4,512,600
        3,175    5.375%, 5/01/22 (Pre-refunded 5/01/12)                         5/12 at 101.00          Aaa               3,477,800

        3,000   California Health Facilities Financing Authority, Health        3/13 at 100.00            A               3,012,750
                 Facility Revenue Bonds, Adventist Health System/West,
                 Series 2003A, 5.000%, 3/01/33

        2,380   California Infrastructure Economic Development Bank, Revenue   10/11 at 101.00           A-               2,432,979
                 Bonds, J. David Gladstone Institutes, Series 2001,
                 5.250%, 10/01/34

        5,300   California, General Obligation Bonds, Series 2004,              2/09 at 100.00            A               5,346,746
                 5.100%, 2/01/34

        5,000   California, General Obligation Bonds, Series 2005,              3/16 at 100.00            A               5,102,950
                 5.000%, 3/01/31

        6,435   California, General Obligation Refunding Bonds, Series 2002,      No Opt. Call          AAA               7,364,150
                 6.000%, 4/01/16 - AMBAC Insured

        3,935   East Bay Municipal Utility District, Alameda and Contra Costa   6/06 at 100.00          AAA               3,938,935
                 Counties, California, Water System Subordinated Revenue
                 Refunding Bonds, Series 1996, 4.750%, 6/01/21 (Pre-refunded
                 6/01/06) - FGIC Insured

        2,990   East Bay Municipal Utility District, Alameda and Contra Costa   6/06 at 100.00          AAA               2,990,538
                 Counties, California, Water System Subordinated Revenue
                 Refunding Bonds, Series 1996, 4.750%, 6/01/21 - FGIC Insured

       10,000   Golden State Tobacco Securitization Corporation, California,    6/13 at 100.00          BBB              11,137,600
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

        8,000   Golden State Tobacco Securitization Corporation, California,    6/15 at 100.00           A-               8,054,880
                 Tobacco Settlement Asset-Backed Revenue Bonds,
                 Series 2005A, 5.000%, 6/01/45


                                       15


                        Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)
                        Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

$       1,000   Mt. Diablo Hospital District, California, Insured Hospital      6/06 at 100.00          AAA           $   1,024,560
                 Revenue Bonds, Series 1993A, 5.125%, 12/01/23 - AMBAC
                 Insured (ETM)

       13,450   Ontario Redevelopment Financing Authority, San Bernardino         No Opt. Call          AAA              16,577,798
                 County, California, Revenue Refunding Bonds, Redevelopment
                 Project 1, Series 1995, 7.200%, 8/01/17 - MBIA Insured

       14,535   Palmdale Community Redevelopment Agency, California,              No Opt. Call          AAA              15,458,699
                 Residential Mortgage Revenue Refunding Bonds, Series 1991A,
                 7.150%, 2/01/10 (ETM)

        2,325   Palmdale Community Redevelopment Agency, California,              No Opt. Call          AAA               3,029,987
                 Restructured Single Family Mortgage Revenue Bonds,
                 Series 1986D, 8.000%, 4/01/16 (Alternative Minimum Tax) (ETM)

        2,000   San Francisco Airports Commission, California, Revenue Bonds,   5/09 at 101.00          AAA               2,049,160
                 San Francisco International Airport, Second Series 1999,
                 Issue 23B, 5.125%, 5/01/30 - FGIC Insured

        2,000   San Francisco Airports Commission, California, Revenue          5/11 at 100.00          AAA               2,087,460
                 Refunding Bonds, San Francisco International Airport, Second
                 Series 2001, Issue 27B, 5.125%, 5/01/26 - FGIC Insured

        3,000   San Joaquin Hills Transportation Corridor Agency, Orange          No Opt. Call          AAA                 712,470
                 County, California, Toll Road Revenue Refunding Bonds,
                 Series 1997A, 0.000%, 1/15/35 - MBIA Insured

       15,745   Walnut Valley Unified School District, Los Angeles County,      8/11 at 103.00          AAA              18,717,813
                 California, General Obligation Refunding Bonds, Series 1997A,
                 7.200%, 2/01/16 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
      122,770   Total California                                                                                        125,251,170
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 5.6% (3.7% OF TOTAL INVESTMENTS)

        3,000   Colorado Educational and Cultural Facilities Authority,         8/14 at 100.00          AAA               3,153,090
                 Charter School Revenue Bonds, Peak-to-Peak Charter School,
                 Series 2004, 5.250%, 8/15/34 - XLCA Insured

        5,860   Colorado Health Facilities Authority, Revenue Refunding Bonds,  9/11 at 100.00           AA               6,066,272
                 Catholic Health Initiatives, Series 2001, 5.250%, 9/01/21

        7,575   Denver City and County, Colorado, Airport System Revenue       11/07 at 101.00          AAA               7,794,827
                 Bonds, Series 1997E, 5.250%, 11/15/23 - MBIA Insured

       20,000   Denver Convention Center Hotel Authority, Colorado, Senior     12/13 at 100.00          AAA              21,200,799
                 Revenue Bonds, Convention Center Hotel, Series 2003A,
                 5.000%, 12/01/33 (Pre-refunded 12/01/13) - XLCA Insured

       10,615   E-470 Public Highway Authority, Colorado, Senior Revenue          No Opt. Call          AAA               5,073,758
                 Bonds, Series 1997B, 0.000%, 9/01/21 - MBIA Insured

       10,000   E-470 Public Highway Authority, Colorado, Senior Revenue          No Opt. Call          AAA               2,715,900
                 Bonds, Series 2000B, 0.000%, 9/01/32 - MBIA Insured

          755   Jefferson County School District R1, Colorado, General         12/14 at 100.00          AAA                 788,024
                 Obligation Bonds, Series 2004, 5.000%, 12/15/22 - FSA Insured

        4,125   Municipal Subdistrict Northern Colorado Water District,        12/07 at 101.00          AAA               4,254,608
                 Revenue Bonds, Series 1997G, 5.250%, 12/01/15 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       61,930   Total Colorado                                                                                           51,047,278
------------------------------------------------------------------------------------------------------------------------------------


                DISTRICT OF COLUMBIA - 2.0% (1.4% OF TOTAL INVESTMENTS)

        6,110   District of Columbia Tobacco Settlement Corporation, Tobacco    5/11 at 101.00          BBB               6,470,612
                 Settlement Asset-Backed Bonds, Series 2001, 6.250%, 5/15/24

        5,590   District of Columbia, General Obligation Bonds, Series 1999B,   6/09 at 101.00          AAA               5,900,860
                 5.500%, 6/01/13 - FSA Insured

        6,000   Washington Convention Center Authority, District of Columbia,  10/08 at 101.00          AAA               6,248,640
                 Senior Lien Dedicated Tax Revenue Bonds, Series 1998,
                 5.250%, 10/01/10 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       17,700   Total District of Columbia                                                                               18,620,112
------------------------------------------------------------------------------------------------------------------------------------

                FLORIDA - 5.8% (3.9% OF TOTAL INVESTMENTS)

                Broward County Housing Finance Authority, Florida, Multifamily
                Housing Revenue Bonds, Venice Homes Apartments, Series 2001A:
        1,545    5.700%, 1/01/32 - FSA Insured (Alternative Minimum Tax)        7/11 at 100.00          AAA               1,565,487
        1,805    5.800%, 1/01/36 - FSA Insured (Alternative Minimum Tax)        7/11 at 100.00          AAA               1,835,523

        2,505   Florida Housing Finance Corporation, Homeowner Mortgage         1/10 at 100.00          AAA               2,583,356
                 Revenue Bonds, Series 2000-11, 5.850%, 1/01/22 -
                 FSA Insured (Alternative Minimum Tax)


                                       16

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA (continued)

$      10,050   Florida State Board of Education, Full Faith and Credit Public  6/10 at 101.00          AAA           $  10,813,298
                 Education Capital Outlay Refunding Bonds, Series 1999D,
                 5.750%, 6/01/22

        7,000   Hillsborough County Aviation Authority, Florida, Revenue       10/13 at 100.00          AAA               7,379,960
                 Bonds, Tampa International Airport, Series 2003A, 5.250%,
                 10/01/17 - MBIA Insured (Alternative Minimum Tax)

       10,000   JEA, Florida, Electric System Revenue Bonds, Series 2006-3A,    4/15 at 100.00          AAA              10,252,200
                 5.000%, 10/01/41 - FSA Insured

       10,750   Martin County Industrial Development Authority, Florida,        6/06 at 101.00          BB+              10,906,090
                 Industrial Development Revenue Bonds, Indiantown
                 Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative
                 Minimum Tax)

        2,570   Miami-Dade County Housing Finance Authority, Florida,           6/11 at 100.00          AAA               2,653,833
                 Multifamily Mortgage Revenue Bonds, Country Club Villas II
                 Project, Series 2001-1A, 5.850%, 1/01/37 - FSA Insured
                 (Alternative Minimum Tax)

        3,500   Miami-Dade County, Florida, Aviation Revenue Bonds,            10/15 at 100.00          AAA               3,562,545
                 Miami International Airport, Series 2005A, 5.000%, 10/01/37 -
                 XLCA Insured (Alternative Minimum Tax)

        1,700   Miami-Dade County, Florida, Beacon Tradeport Community          5/12 at 102.00           AA               1,824,151
                 Development District, Special Assessment Bonds, Commercial
                 Project, Series 2002A, 5.625%, 5/01/32 - RAAI Insured

------------------------------------------------------------------------------------------------------------------------------------
       51,425   Total Florida                                                                                            53,376,443
------------------------------------------------------------------------------------------------------------------------------------


                GEORGIA - 3.2% (2.1% OF TOTAL INVESTMENTS)

        4,920   Atlanta, Georgia, Airport General Revenue Refunding Bonds,      1/10 at 101.00          AAA               5,275,027
                 Series 2000A, 5.600%, 1/01/30 (Pre-refunded 1/01/10) -
                 FGIC Insured

        5,000   Atlanta, Georgia, Water and Wastewater Revenue Bonds,             No Opt. Call          AAA               5,552,150
                 Series 1999A, 5.500%, 11/01/22 - FGIC Insured

        2,000   George L. Smith II World Congress Center Authority, Atlanta,    7/10 at 101.00          AAA               2,104,540
                 Georgia, Revenue Refunding Bonds, Domed Stadium Project,
                 Series 2000, 5.500%, 7/01/20 - MBIA Insured (Alternative
                 Minimum Tax)

       15,000   Private Colleges and Universities Authority, Georgia, Revenue  11/09 at 101.00       AA (4)              15,993,150
                 Bonds, Emory University, Series 1999A, 5.500%, 11/01/25
                 (Pre-refunded 11/01/09)

------------------------------------------------------------------------------------------------------------------------------------
       26,920   Total Georgia                                                                                            28,924,867
------------------------------------------------------------------------------------------------------------------------------------


                IDAHO - 0.1% (0.1% OF TOTAL INVESTMENTS)

          775   Idaho Housing and Finance Association, Single Family Mortgage   1/10 at 100.00           A1                 797,188
                 Bonds, Series 2000D, 6.200%, 7/01/14 (Alternative
                 Minimum Tax)

          490   Idaho Housing and Finance Association, Single Family Mortgage   7/10 at 100.00          Aa2                 507,713
                 Bonds, Series 2000G-2, 5.950%, 7/01/25 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,265   Total Idaho                                                                                               1,304,901
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 21.2% (14.2% OF TOTAL INVESTMENTS)

       10,000   Chicago Board of Education, Illinois, Unlimited Tax General       No Opt. Call          AAA               5,262,200
                 Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1,
                 0.000%, 12/01/19 - FGIC Insured

       10,000   Chicago Board of Education, Illinois, Unlimited Tax General       No Opt. Call          AAA               4,998,000
                 Obligation Bonds, Dedicated Tax Revenues, Series 1999A,
                 0.000%, 12/01/20 - FGIC Insured

                Chicago, Illinois, General Obligation Bonds, City Colleges of
                Chicago Capital Improvement Project, Series 1999:
       32,170    0.000%, 1/01/21 - FGIC Insured                                   No Opt. Call          AAA              15,946,347
       32,670    0.000%, 1/01/22 - FGIC Insured                                   No Opt. Call          AAA              15,414,359

        3,000   Chicago, Illinois, General Obligation Bonds, Library Projects,  1/08 at 102.00          AAA               3,157,020
                 Series 1997, 5.750%, 1/01/17 (Pre-refunded 1/01/08) -
                 FGIC Insured

        9,145   Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1996A, 1/07 at 101.00          AAA               9,338,142
                 5.500%, 1/01/29 - MBIA Insured

        1,665   Chicago, Illinois, Third Lien General Airport Revenue Bonds,    1/16 at 100.00          AAA               1,714,467
                 O'Hare International Airport, Series 2005A, 5.000%, 1/01/33 -
                 FGIC Insured

                DuPage County Forest Preserve District, Illinois, General
                Obligation Bonds, Series 2000:
        8,000    0.000%, 11/01/18                                                 No Opt. Call          AAA               4,469,920
       15,285    0.000%, 11/01/19                                                 No Opt. Call          AAA               8,085,612

        4,000   Illinois Health Facilities Authority, FHA-Insured Mortgage      8/13 at 100.00          AAA               4,090,240
                 Revenue Refunding Bonds, Sinai Health System, Series 2003,
                 5.150%, 2/15/37


                                       17

                        Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS (continued)

$       1,090   Illinois Health Facilities Authority, Revenue Bonds,            7/12 at 100.00           A-           $   1,145,579
                 Lake Forest Hospital, Series 2002A, 5.750%, 7/01/29

        3,000   Illinois Health Facilities Authority, Revenue Bonds,            7/13 at 100.00           A-               3,220,800
                 Lake Forest Hospital, Series 2003, 6.000%, 7/01/33

        4,580   Illinois Health Facilities Authority, Revenue Bonds, Midwest    8/10 at 102.00          Aaa               4,929,637
                 Care Center IX Inc., Series 2000, 6.250%, 8/20/35

        2,955   Illinois Health Facilities Authority, Revenue Bonds, Silver     8/09 at 101.00            A               3,011,204
                 Cross Hospital and Medical Centers, Series 1999,
                 5.250%, 8/15/15 (Mandatory put 4/01/08)

        4,415   Illinois Health Facilities Authority, Revenue Refunding Bonds,  7/06 at 100.00         BBB-               4,417,561
                 Proctor Community Hospital, Series 1991, 7.375%, 1/01/23

        7,250   Kane, Kendall, LaSalle, and Will Counties, Illinois, Community  12/13 at 57.71          AAA               2,826,702
                 College District 516, General Obligation Bonds, Series 2005E,
                 0.000%, 12/15/24 - FGIC Insured

        5,000   Kane, McHenry, Cook and DeKalb Counties Community Unit         12/11 at 100.00          AAA               5,426,500
                 School District 300, Carpentersville, Illinois, General Obligation
                 Bonds, Series 2000, 5.500%, 12/01/19 (Pre-refunded 12/01/11) -
                 MBIA Insured

        3,700   Libertyville, Illinois, Affordable Housing Revenue Bonds,      11/09 at 100.00           A3               3,804,303
                 Liberty Towers Project, Series 1999A, 7.000%, 11/01/29
                 (Alternative Minimum Tax)

        6,000   McHenry County Conservation District, Illinois, General         2/11 at 100.00          AAA               6,483,540
                 Obligation Bonds, Series 2001A, 5.625%, 2/01/21 (Pre-refunded
                 2/01/11) - FGIC Insured

       10,650   Metropolitan Pier and Exposition Authority, Illinois, Revenue     No Opt. Call          AAA              13,827,534
                 Bonds, McCormick Place Hospitality Facility, Series 1996A,
                 7.000%, 7/01/26 (ETM)

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Refunding Bonds, McCormick Place Expansion Project,
                Series 1996A:
        9,400    0.000%, 12/15/18 - MBIA Insured                                  No Opt. Call          AAA               5,214,650
       16,570    0.000%, 12/15/20 - MBIA Insured                                  No Opt. Call          AAA               8,254,511
       23,550    0.000%, 12/15/22 - MBIA Insured                                  No Opt. Call          AAA              10,613,985
       13,000    0.000%, 12/15/24 - MBIA Insured                                  No Opt. Call          AAA               5,304,260

        5,100   Metropolitan Pier and Exposition Authority, Illinois, Revenue     No Opt. Call          AAA               5,752,545
                 Refunding Bonds, McCormick Place Expansion Project,
                 Series 1998A, 5.500%, 12/15/23 - FGIC Insured

        5,180   Metropolitan Pier and Exposition Authority, Illinois, Revenue     No Opt. Call          AAA               5,925,143
                 Refunding Bonds, McCormick Place Expansion Project,
                 Series 1998A, 5.500%, 12/15/23 - FGIC Insured (ETM)
       17,865   Regional Transportation Authority, Cook, DuPage, Kane, Lake,      No Opt. Call          AAA              20,611,743
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1999, 5.750%, 6/01/23 - FSA Insured

        6,090   Sherman, Illinois, GNMA Mortgage Revenue Refunding Bonds,      10/09 at 102.00          AAA               6,548,638
                 Villa Vianney, Series 1999A, 6.450%, 10/01/29

       10,000   Will County Community High School District 210 Lincoln-Way,       No Opt. Call          Aaa               4,387,800
                 Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/23
                 (WI/DD, Settling 5/08/06) - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
      281,330   Total Illinois                                                                                          194,182,942
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 6.8% (4.5% OF TOTAL INVESTMENTS)

        2,465   Danville Multi-School Building Corporation, Indiana, First      7/11 at 100.00          AAA               2,599,663
                 Mortgage Refunding Bonds, Series 2001, 5.250%, 7/15/18 -
                 AMBAC Insured

       14,000   Indiana Health Facility Financing Authority, Hospital Revenue   8/10 at 101.50          AAA              15,121,960
                 Bonds, Clarian Health Obligated Group, Series 2000A,
                 5.500%, 2/15/30 (Pre-refunded 8/15/10) - MBIA Insured

        2,500   Indiana Health Facility Financing Authority, Hospital Revenue     No Opt. Call          AAA               2,894,925
                 Refunding Bonds, Columbus Regional Hospital, Series 1993,
                 7.000%, 8/15/15 - FSA Insured

                Indiana Health Facility Financing Authority, Revenue Bonds,
                Ancilla Systems Inc. Obligated Group, Series 1997:
       15,380    5.250%, 7/01/17 - MBIA Insured (ETM)                           7/07 at 101.00          AAA              15,782,956
        4,320    5.250%, 7/01/22 - MBIA Insured (ETM)                           7/07 at 101.00          AAA               4,429,901
        2,250    5.250%, 7/01/22 - MBIA Insured (ETM)                           7/07 at 101.00          AAA               2,307,240

        2,000   Indiana Health Facility Financing Authority, Revenue Bonds,     5/15 at 100.00          AAA               2,048,080
                 Community Hospitals of Indiana, Series 2005A,
                 5.000%, 5/01/35 - AMBAC Insured


                                       18

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INDIANA (continued)

$       6,715   Indiana Transportation Finance Authority, Highway Revenue      12/10 at 100.00           AA           $   7,069,753
                 Bonds, Series 2000, 5.375%, 12/01/25

        1,285   Indiana Transportation Finance Authority, Highway Revenue      12/10 at 100.00       AA (4)               1,371,840
                 Bonds, Series 2000, 5.375%, 12/01/25 (Pre-refunded 12/01/10)

        3,105   Indiana University, Student Fee Revenue Bonds, Series 2003O,    8/13 at 100.00          AAA               3,279,097
                 5.250%, 8/01/20 - FGIC Insured

        1,000   Marion County Convention and Recreational Facilities Authority, 6/11 at 100.00          AAA               1,035,230
                 Indiana, Excise Taxes Lease Rental Revenue Refunding Senior
                 Bonds, Series 2001A, 5.000%, 6/01/21 - MBIA Insured

        2,395   Shelbyville Central Renovation School Building Corporation,     7/15 at 100.00          AAA               2,281,669
                 Indiana, First Mortgage Bonds, Series 2005, 4.375%, 7/15/26 -
                 MBIA Insured

        1,800   Sunman Dearborn High School Building Corporation, Indiana,      1/15 at 100.00          AAA               1,854,342
                 First Mortgage Bonds, Series 2005, 5.000%, 7/15/25 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       59,215   Total Indiana                                                                                            62,076,656
------------------------------------------------------------------------------------------------------------------------------------


                IOWA - 0.6% (0.4% OF TOTAL INVESTMENTS)

        5,000   Iowa Tobacco Settlement Authority, Tobacco Settlement           6/11 at 101.00          AAA               5,431,200
                 Asset-Backed Revenue Bonds, Series 2001B, 5.600%, 6/01/35
                 (Pre-refunded 6/01/11)
------------------------------------------------------------------------------------------------------------------------------------


                KANSAS - 1.3% (0.9% OF TOTAL INVESTMENTS)

        3,790   Kansas Department of Transportation, Highway Revenue Bonds,     3/14 at 100.00          AA+               3,937,924
                 Series 2004A, 5.000%, 3/01/23

        5,790   Sedgwick County Unified School District 259, Wichita, Kansas,   9/10 at 100.00           AA               5,317,652
                 General Obligation Bonds, Series 2000, 3.500%, 9/01/17

        3,200   Wyandotte County Unified School District 500, Kansas,           9/11 at 100.00          AAA               3,022,240
                 General Obligation Bonds, Series 2001, 4.000%, 9/01/21 -
                 FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
       12,780   Total Kansas                                                                                             12,277,816
------------------------------------------------------------------------------------------------------------------------------------


                KENTUCKY - 0.4% (0.2% OF TOTAL INVESTMENTS)

        3,700   Louisville and Jefferson County Metropolitan Sewer District,    5/07 at 101.00          AAA               3,833,311
                 Kentucky, Sewer and Drainage System Revenue Bonds,
                 Series 1997A, 6.250%, 5/15/26 (Pre-refunded 5/15/07) -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                LOUISIANA - 6.9% (4.7% OF TOTAL INVESTMENTS)

        1,090   East Baton Rouge Mortgage Finance Authority, Louisiana,        10/07 at 102.00          Aaa               1,116,836
                 GNMA/FNMA Mortgage-Backed Securities Program Single
                 Family Mortgage Revenue Refunding Bonds, Series 1997B-1,
                 5.750%, 10/01/26

        4,000   Lafayette City and Parish, Louisiana, Utilities Revenue        11/14 at 100.00          AAA               4,246,400
                 Bonds, Series 2004, 5.250%, 11/01/25 - MBIA Insured

        4,650   Louisiana Public Facilities Authority, Revenue Bonds, Baton     7/14 at 100.00          AAA               4,850,462
                 Rouge General Hospital, Series 2004, 5.250%, 7/01/33 -
                 MBIA Insured

       35,700   Louisiana Stadium and Exposition District, Hotel Occupancy      7/06 at 102.00          AAA              36,532,162
                 Tax Bonds, Series 1996, 5.750%, 7/01/26 (Pre-refunded
                 7/01/06) - FGIC Insured

                Tobacco Settlement Financing Corporation, Louisiana, Tobacco
                Settlement Asset-Backed Bonds, Series 2001B:
       10,000    5.500%, 5/15/30                                                5/11 at 101.00          BBB              10,276,300
        6,380    5.875%, 5/15/39                                                5/11 at 101.00          BBB               6,690,068

------------------------------------------------------------------------------------------------------------------------------------
       61,820   Total Louisiana                                                                                          63,712,228
------------------------------------------------------------------------------------------------------------------------------------


                MAINE - 0.6% (0.4% OF TOTAL INVESTMENTS)

        5,680   Portland, Maine, Airport Revenue Bonds, Series 2003A,           7/13 at 100.00          AAA               5,808,425
                 5.000%, 7/01/32 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------


                MARYLAND - 1.7% (1.2% OF TOTAL INVESTMENTS)

        7,720   Maryland Transportation Authority, Airport Parking Revenue      3/12 at 101.00          AAA               7,986,263
                 Bonds, Baltimore-Washington International Airport Passenger
                 Facility, Series 2002B, 5.125%, 3/01/20 - AMBAC Insured
                 (Alternative Minimum Tax)

        7,090   Takoma Park, Maryland, Hospital Facilities Revenue Refunding      No Opt. Call          AAA               7,836,293
                 and Improvement Bonds, Washington Adventist Hospital,
                 Series 1995, 6.500%, 9/01/12 - FSA Insured (ETM)

------------------------------------------------------------------------------------------------------------------------------------
       14,810   Total Maryland                                                                                           15,822,556
------------------------------------------------------------------------------------------------------------------------------------


                                       19

                        Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MASSACHUSETTS - 4.2% (2.8% OF TOTAL INVESTMENTS)

                Massachusetts Development Finance Authority, Revenue Bonds, 100
                Cambridge Street Redevelopment, M/SRBC Project, Series 2002A:
$       4,000    5.125%, 8/01/28 - MBIA Insured                                 2/12 at 100.00          AAA           $   4,152,640
        5,625    5.125%, 2/01/34 - MBIA Insured                                 2/12 at 100.00          AAA               5,769,338

        1,190   Massachusetts Educational Finance Authority, Student Loan      12/09 at 101.00          AAA               1,210,420
                 Revenue Refunding Bonds, Series 2000G, 5.700%, 12/01/11 -
                 MBIA Insured (Alternative Minimum Tax)

        4,365   Massachusetts Health and Educational Facilities Authority,     10/15 at 100.00          AAA               4,524,192
                 Revenue Bonds, Berkshire Health System, Series 2005F,
                 5.000%, 10/01/19 - AGC Insured

        1,530   Massachusetts Health and Educational Facilities Authority,      7/08 at 101.00          Aaa               1,531,913
                 Revenue Bonds, Southcoast Health System Obligated Group,
                 Series 1998A, 4.750%, 7/01/27 - MBIA Insured

        5,745   Massachusetts Industrial Finance Agency, Resource Recovery     12/08 at 102.00          BBB               5,924,244
                 Revenue Refunding Bonds, Ogden Haverhill Project,
                 Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

          890   Massachusetts, General Obligation Bonds, Consolidated Loan,    11/12 at 100.00       AA (4)                 954,881
                 Series 2002C, 5.250%, 11/01/30 (Pre-refunded 11/01/12)
                Massachusetts, General Obligation Bonds, Consolidated Loan,
                Series 2002E:
        1,255    5.250%, 1/01/22 (Pre-refunded 1/01/13) - FGIC Insured          1/13 at 100.00          AAA               1,343,377
        3,745    5.250%, 1/01/22 (Pre-refunded 1/01/13) - FGIC Insured          1/13 at 100.00          AAA               4,008,723

        8,500   Route 3 North Transportation Improvements Association,          6/10 at 100.00          AAA               9,026,575
                 Massachusetts, Lease Revenue Bonds, Series 2000,
                 5.375%, 6/15/33 (Pre-refunded 6/15/10) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       36,845   Total Massachusetts                                                                                      38,446,303
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 6.8% (4.6% OF TOTAL INVESTMENTS)

       17,000   Birmingham City School District, Oakland County, Michigan,     11/07 at 100.00          AAA              17,061,200
                 School Building and Site Bonds, Series 1998, 4.750%, 11/01/24 -
                 FSA Insured

        5,000   Detroit, Michigan, Second Lien Sewerage Disposal System         7/15 at 100.00          AAA               5,142,350
                 Revenue Bonds, Series 2005A, 5.000%, 7/01/35 - MBIA Insured

        3,000   Detroit, Michigan, Senior Lien Water Supply System Revenue      7/07 at 101.00          AAA               3,074,580
                 Bonds, Series 1997A, 5.000%, 7/01/21 (Pre-refunded 7/01/07) -
                 MBIA Insured

        4,030   Hancock Hospital Finance Authority, Michigan, FHA-Insured       8/08 at 100.00          AAA               4,146,830
                 Mortgage Hospital Revenue Bonds, Portage Health System
                 Inc., Series 1998, 5.450%, 8/01/47 - MBIA Insured

        1,500   Michigan State Building Authority, Revenue Bonds, Facilities   10/11 at 100.00          AA-               1,543,485
                 Program, Series 2001I, 5.000%, 10/15/24

        5,000   Michigan State Building Authority, Revenue Refunding Bonds,    10/13 at 100.00          AAA               5,145,750
                 Facilities Program, Series 2003II, 5.000%, 10/15/29 -
                 MBIA Insured

        7,115   Michigan State Hospital Finance Authority, Hospital Revenue     3/13 at 100.00           A1               7,544,604
                 Refunding Bonds, Henry Ford Health System, Series 2003A,
                 5.500%, 3/01/16

        5,000   Michigan State Hospital Finance Authority, Hospital Revenue       No Opt. Call          AAA               5,336,200
                 Refunding Bonds, Sisters of Mercy Health Corporation,
                 Series 1993P, 5.375%, 8/15/14 - MBIA Insured (ETM)

        3,000   Michigan Strategic Fund, Collateralized Limited Obligation      9/09 at 102.00          AAA               3,144,120
                 Pollution Control Revenue Refunding Bonds, Detroit Edison
                 Company, Series 1999A, 5.550%, 9/01/29 - MBIA Insured
                 (Alternative Minimum Tax)

       10,000   Wayne County, Michigan, Airport Revenue Bonds, Detroit         12/08 at 101.00          AAA              10,363,800
                 Metropolitan Wayne County Airport, Series 1998A,
                 5.375%, 12/01/16 - MBIA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       60,645   Total Michigan                                                                                           62,502,919
------------------------------------------------------------------------------------------------------------------------------------


                MINNESOTA - 3.1% (2.1% OF TOTAL INVESTMENTS)

        3,000   Minneapolis-St. Paul Metropolitan Airports Commission,          1/11 at 100.00          AAA               3,133,560
                 Minnesota, Subordinate Airport Revenue Bonds, Series 2001C,
                 5.250%, 1/01/26 - FGIC Insured

       20,770   St. Paul Housing and Redevelopment Authority, Minnesota,       11/15 at 103.00          AAA              25,371,177
                 Sales Tax Revenue Refunding Bonds, Civic Center Project,
                 Series 1996, 7.100%, 11/01/23 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       23,770   Total Minnesota                                                                                          28,504,737
------------------------------------------------------------------------------------------------------------------------------------


                                       20

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MISSISSIPPI - 1.3% (0.9% OF TOTAL INVESTMENTS)

$       9,750   Mississippi Business Finance Corporation, Pollution Control    10/06 at 100.00         BBB-           $   9,830,048
                 Revenue Refunding Bonds, System Energy Resources Inc.
                 Project, Series 1998, 5.875%, 4/01/22

        2,475   Mississippi Hospital Equipment and Facilities Authority,        9/14 at 100.00         N/R               2,472,773
                 Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1,
                 5.000%, 9/01/24

------------------------------------------------------------------------------------------------------------------------------------
       12,225   Total Mississippi                                                                                        12,302,821
------------------------------------------------------------------------------------------------------------------------------------


                MISSOURI - 1.6% (1.1% OF TOTAL INVESTMENTS)

        6,350   Kansas City, Missouri, Airport Revenue Bonds, General           9/12 at 100.00          AAA               6,714,554
                 Improvement Projects, Series 2003B, 5.250%, 9/01/17 -
                 FGIC Insured

        1,845   Missouri Health and Educational Facilities Authority, Revenue   5/13 at 100.00           AA               1,940,922
                 Bonds, BJC Health System, Series 2003, 5.250%, 5/15/18

        3,815   Missouri Health and Educational Facilities Authority, Revenue   6/11 at 101.00          AAA               4,097,501
                 Bonds, SSM Healthcare System, Series 2001A,
                 5.250%, 6/01/28 (Pre-refunded 6/01/11) - AMBAC Insured

        2,000   Missouri-Illinois Metropolitan District Bi-State Development   10/13 at 100.00          AAA               2,059,280
                 Agency, Mass Transit Sales Tax Appropriation Bonds,
                 Metrolink Cross County Extension Project, Series 2002B,
                 5.000%, 10/01/32 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,010   Total Missouri                                                                                           14,812,257
------------------------------------------------------------------------------------------------------------------------------------


                MONTANA - 0.7% (0.5% OF TOTAL INVESTMENTS)

          670   Montana Board of Housing, Single Family Mortgage Bonds,         6/07 at 101.50          AA+                 671,367
                 Series 1997A-1, 6.150%, 6/01/30 (Alternative Minimum Tax)

          740   Montana Board of Housing, Single Family Mortgage Bonds,        12/09 at 100.00          AA+                 741,939
                 Series 2000A-2, 6.450%, 6/01/29 (Alternative Minimum Tax)

        4,795   Montana Higher Education Student Assistance Corporation,       12/08 at 101.00           A2               4,876,323
                 Student Loan Revenue Bonds, Subordinate Series 1998B,
                 5.500%, 12/01/31 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        6,205   Total Montana                                                                                             6,289,629
------------------------------------------------------------------------------------------------------------------------------------


                NEBRASKA - 0.2% (0.1% OF TOTAL INVESTMENTS)

        1,430   Nebraska Investment Finance Authority, Single Family Housing    9/10 at 100.00          AAA               1,438,351
                 Revenue Bonds, Series 2000E, 5.850%, 9/01/20 (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                NEVADA - 2.4% (1.6% OF TOTAL INVESTMENTS)

       10,900   Clark County School District, Nevada, General Obligation Bonds, 6/12 at 100.00          AAA              11,852,769
                 Series 2002C, 5.500%, 6/15/19 (Pre-refunded 6/15/12) -
                 MBIA Insured

        5,000   Clark County, Nevada, General Obligation Bank Bonds, Southern   6/11 at 100.00          AAA               5,274,650
                 Nevada Water Authority Loan, Series 2001, 5.300%, 6/01/19 -
                 FGIC Insured

        4,980   Director of Nevada State Department of Business and Industry,   1/10 at 100.00          AAA               5,161,571
                 Revenue Bonds, Las Vegas Monorail Project, First Tier,
                 Series 2000, 5.375%, 1/01/40 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       20,880   Total Nevada                                                                                             22,288,990
------------------------------------------------------------------------------------------------------------------------------------


                NEW HAMPSHIRE - 1.6% (1.1% OF TOTAL INVESTMENTS)

        3,265   New Hampshire Health and Education Facilities Authority,        1/15 at 100.00            A               3,277,309
                 Revenue Bonds, Southern New Hampshire University,
                 Series 2005, 5.000%, 1/01/30 - ACA Insured

                New Hampshire Housing Finance Authority, FHLMC Multifamily
                Housing Remarketed Revenue Bonds, Countryside LP, Series 1994:
        3,725    6.000%, 7/01/18 (Alternative Minimum Tax)                      7/10 at 101.00          Aaa               3,895,940
        6,945    6.100%, 7/01/24 (Alternative Minimum Tax)                      7/10 at 101.00          Aaa               7,266,623

------------------------------------------------------------------------------------------------------------------------------------
       13,935   Total New Hampshire                                                                                      14,439,872
------------------------------------------------------------------------------------------------------------------------------------


                NEW JERSEY - 7.2% (4.9% OF TOTAL INVESTMENTS)

        3,000   New Jersey Economic Development Authority, Transportation       5/09 at 100.00          AAA               3,129,660
                 Sublease Revenue Bonds, Light Rail Transit System,
                 Series 1999A, 5.250%, 5/01/17 (Pre-refunded 5/01/09) -
                 FSA Insured

        2,590   New Jersey Higher Education Assistance Authority, Student       6/10 at 101.00          AAA               2,666,690
                 Loan Revenue Bonds, Series 2000A, 6.000%, 6/01/13 - MBIA
                 Insured (Alternative Minimum Tax)


                                       21

                        Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW JERSEY (continued)

$       8,750   New Jersey Transportation Trust Fund Authority, Transportation  6/07 at 102.00          AAA           $   9,073,138
                 System Bonds, Series 1996B, 5.250%, 6/15/16 (Pre-refunded
                 6/15/07)

        4,500   New Jersey Transportation Trust Fund Authority, Transportation    No Opt. Call          AAA               4,991,625
                 System Bonds, Series 2001C, 5.500%, 12/15/18 - FSA Insured

        9,250   New Jersey Transportation Trust Fund Authority, Transportation  6/13 at 100.00          AAA              10,141,978
                 System Bonds, Series 2003C, 5.500%, 6/15/23 (Pre-refunded
                 6/15/13)

       10,000   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,     7/13 at 100.00          AAA              10,399,500
                 5.000%, 1/01/20 - FSA Insured

       13,775   Tobacco Settlement Financing Corporation, New Jersey, Tobacco   6/12 at 100.00          BBB              14,292,802
                 Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32

        4,300   Tobacco Settlement Financing Corporation, New Jersey, Tobacco   6/13 at 100.00          BBB               4,775,537
                 Settlement Asset-Backed Bonds, Series 2003, 6.750%, 6/01/39

                West Deptford Township, Gloucester County, New Jersey,
                General Obligation Bonds, Series 2000:
        3,150    5.500%, 9/01/21 (Pre-refunded 9/01/10) - FGIC Insured          9/10 at 100.00          Aaa               3,371,666
        3,335    5.500%, 9/01/22 (Pre-refunded 9/01/10) - FGIC Insured          9/10 at 100.00          Aaa               3,569,684

------------------------------------------------------------------------------------------------------------------------------------
       62,650   Total New Jersey                                                                                         66,412,280
------------------------------------------------------------------------------------------------------------------------------------


                NEW YORK - 12.9% (8.6% OF TOTAL INVESTMENTS)

        5,500   Dormitory Authority of the State of New York, FHA-Insured       2/14 at 100.00          AAA               5,667,860
                 Mortgage Revenue Bonds, Kaleida Health, Series 2004,
                 5.050%, 2/15/25

           35   Dormitory Authority of the State of New York, Improvement       2/08 at 100.00          AAA                  35,741
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1996B, 5.375%, 2/15/26 - MBIA Insured

        2,070   Dormitory Authority of the State of New York, Insured Revenue   7/08 at 101.00          AAA               2,163,295
                 Bonds, 853 Schools Program, Gateway-Longview Inc.,
                 Series 1998A, 5.500%, 7/01/18 - AMBAC Insured

        2,250   Dormitory Authority of the State of New York, Lease Revenue     7/09 at 101.00          AAA               2,393,303
                 Bonds, State University Dormitory Facilities, Series 1999C,
                 5.500%, 7/01/29 (Pre-refunded 7/01/09) - MBIA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Marymount Manhattan College, Series 1999:
        1,580    6.375%, 7/01/13 - RAAI Insured                                 7/09 at 101.00           AA               1,704,678
        9,235    6.125%, 7/01/21 - RAAI Insured                                 7/09 at 101.00           AA               9,876,925

        1,500   Dormitory Authority of the State of New York, Revenue Bonds,    8/07 at 101.00          AAA               1,544,910
                 St. Barnabas Hospital, Series 1997, 5.450%, 8/01/35 -
                 AMBAC Insured

        3,000   Dormitory Authority of the State of New York, Third General     1/08 at 102.00          AAA               3,140,910
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1997-1, 5.375%, 7/01/24 (Pre-refunded
                 1/01/08) - FSA Insured

       17,000   Dormitory Authority of the State of New York, Third General     7/09 at 101.00          AAA              18,082,730
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1999-1, 5.500%, 7/01/29 (Pre-refunded
                 7/01/09) - FSA Insured

        1,500   Hempstead Industrial Development Agency, New York, Resource    12/10 at 100.00          BB+               1,553,760
                 Recovery Revenue Refunding Bonds, American Ref-Fuel
                 Company of Hempstead LP, Series 2001, 5.000%, 12/01/10
                 (Mandatory put 6/01/10)

       13,220   Metropolitan Transportation Authority, New York, Dedicated     11/12 at 100.00          AAA              14,252,614
                 Tax Fund Bonds, Series 2002A, 5.500%, 11/15/26 - FSA Insured

        7,270   New York City Municipal Water Finance Authority, New York,      6/06 at 101.00          AAA               7,361,384
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 1996B, 5.750%, 6/15/26 (Pre-refunded 6/15/06) -
                 MBIA Insured

       13,380   New York City Municipal Water Finance Authority, New York,      6/06 at 101.00          AAA              13,547,785
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 1996B, 5.750%, 6/15/26 - MBIA Insured

        3,495   New York City Municipal Water Finance Authority, New York,      6/06 at 101.00          AAA               3,537,814
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 1997A, 5.500%, 6/15/24 (Pre-refunded 6/15/06) -
                 MBIA Insured

        1,380   New York City Municipal Water Finance Authority, New York,      6/06 at 101.00          AAA               1,396,850
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 1997A, 5.500%, 6/15/24 - MBIA Insured

       10,000   New York City Municipal Water Finance Authority, New York,      6/09 at 101.00      AA+ (4)              10,691,600
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000A, 5.750%, 6/15/30 (Pre-refunded 6/15/09)


                                       22

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

$       7,810   New York City Transitional Finance Authority, New York, Future  8/09 at 101.00          AAA           $   8,372,632
                 Tax Secured Bonds, Fiscal Series 2000A, 5.750%, 8/15/24
                 (Pre-refunded 8/15/09)

            5   New York City, New York, General Obligation Bonds, Fiscal       8/06 at 100.00           A+                   5,058
                 Series 1987D, 8.500%, 8/01/08

        6,300   New York City, New York, General Obligation Bonds, Fiscal       5/10 at 101.00          AAA               6,912,990
                 Series 2000A, 6.250%, 5/15/26 - FSA Insured

        3,000   New York State Energy Research and Development Authority,       9/08 at 102.00          AAA               3,181,590
                 Pollution Control Revenue Bonds, Rochester Gas and Electric
                 Corporation, Series 1998A, 5.950%, 9/01/33 - MBIA Insured
                 (Alternative Minimum Tax)

        2,320   New York State Tobacco Settlement Financing Corporation,        6/10 at 100.00          AA-               2,442,450
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16

------------------------------------------------------------------------------------------------------------------------------------
      111,850   Total New York                                                                                          117,866,879
------------------------------------------------------------------------------------------------------------------------------------


                NORTH CAROLINA - 0.8% (0.5% OF TOTAL INVESTMENTS)

        4,900   Charlotte-Mecklenburg Hospital Authority, North Carolina,       1/15 at 100.00           AA               4,946,844
                 Healthcare System Revenue Bonds, DBA Carolinas Healthcare
                 System, Series 2005A, 5.000%, 1/15/45

        2,000   North Carolina Municipal Power Agency 1, Catawba Electric       1/08 at 102.00          AAA               2,063,120
                 Revenue Bonds, Series 1998A, 5.000%, 1/01/20 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,900   Total North Carolina                                                                                      7,009,964
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 3.9% (2.6% OF TOTAL INVESTMENTS)

        7,500   Cleveland, Ohio, Airport System Revenue Bonds, Series 2000A,    1/10 at 101.00          AAA               7,622,850
                 5.000%, 1/01/31 - FSA Insured

        3,650   Montgomery County, Ohio, Revenue Bonds, Catholic Health         5/14 at 100.00           AA               3,712,598
                 Initiatives, Series 2004A, 5.000%, 5/01/30

        3,495   Ohio Housing Finance Agency, GNMA Mortgage-Backed               7/09 at 100.00          Aaa               3,514,083
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 1999C, 5.750%, 9/01/30 (Alternative Minimum Tax)

        6,600   Ohio Water Development Authority, Solid Waste Disposal          9/08 at 102.00          N/R               6,652,602
                 Revenue Bonds, Bay Shore Power, Series 1998A,
                 5.875%, 9/01/20 (Alternative Minimum Tax)

       13,600   Ohio Water Development Authority, Solid Waste Disposal          9/09 at 102.00          N/R              14,053,288
                 Revenue Bonds, Bay Shore Power, Series 1998B,
                 6.625%, 9/01/20 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       34,845   Total Ohio                                                                                               35,555,421
------------------------------------------------------------------------------------------------------------------------------------


                OKLAHOMA - 0.4% (0.1% OF TOTAL INVESTMENTS)

        3,400   Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding      6/09 at 100.00           B-               3,400,816
                 Bonds, American Airlines Inc., Series 2000B, 6.000%, 6/01/35
                 (Mandatory put 12/01/08) (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                OREGON - 1.0% (0.7% OF TOTAL INVESTMENTS)

        9,150   Port of St. Helens, Oregon, Pollution Control Revenue Bonds,      No Opt. Call         Baa1               9,218,900
                 Portland General Electric Company, Series 1985B,
                 4.800%, 6/01/10
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 3.4% (2.3% OF TOTAL INVESTMENTS)

                Bethlehem Authority, Northampton and Lehigh Counties,
                Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998:
        3,125    0.000%, 5/15/22 - FSA Insured                                    No Opt. Call          AAA               1,441,563
        3,125    0.000%, 5/15/23 - FSA Insured                                    No Opt. Call          AAA               1,371,438
        3,135    0.000%, 5/15/24 - FSA Insured                                    No Opt. Call          AAA               1,308,612
        3,155    0.000%, 5/15/26 - FSA Insured                                    No Opt. Call          AAA               1,188,457
        4,145    0.000%, 11/15/26 - FSA Insured                                   No Opt. Call          AAA               1,523,785
        2,800    0.000%, 5/15/28 - FSA Insured                                    No Opt. Call          AAA                 950,684
        3,000    0.000%, 11/15/28 - FSA Insured                                   No Opt. Call          AAA                 993,930

        3,415   Carbon County Industrial Development Authority, Pennsylvania,     No Opt. Call         BBB-               3,594,219
                 Resource Recovery Revenue Refunding Bonds, Panther Creek
                 Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                 Minimum Tax)


                                       23

                        Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                PENNSYLVANIA (continued)

$      11,000   Delaware County Authority, Pennsylvania, Revenue Bonds,        11/08 at 102.00          AAA           $  11,186,230
                 Catholic Health East, Series 1998A, 4.875%, 11/15/18 -
                 AMBAC Insured

                Pennsylvania Economic Development Financing Authority, Senior
                Lien Resource Recovery Revenue Bonds, Northampton Generating
                Project, Series 1994A:
        2,100    6.400%, 1/01/09 (Alternative Minimum Tax)                      7/06 at 100.00           BB               2,099,748
        4,500    6.500%, 1/01/13 (Alternative Minimum Tax)                      7/06 at 100.00           BB               4,499,460

           25   Pennsylvania Economic Development Financing Authority,            No Opt. Call          N/R                  25,141
                 Senior Lien Resource Recovery Revenue Bonds, Northampton
                 Generating Project, Series 1994B, 6.750%, 1/01/07
                 (Alternative Minimum Tax)

          600   Pennsylvania Economic Development Financing Authority,          7/06 at 100.00          N/R                 598,788
                 Subordinate Resource Recovery Revenue Bonds, Northampton
                 Generating Project, Series 1994C, 6.875%, 1/01/11 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       44,125   Total Pennsylvania                                                                                       30,782,055
------------------------------------------------------------------------------------------------------------------------------------


                PUERTO RICO - 0.1% (0.1% OF TOTAL INVESTMENTS)

        1,250   Puerto Rico Highway and Transportation Authority, Highway       7/10 at 101.00          AAA               1,363,412
                 Revenue Bonds, Series 2000B, 5.875%, 7/01/21 (Pre-refunded
                 7/01/10) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                RHODE ISLAND - 1.2% (0.8% OF TOTAL INVESTMENTS)

        2,000   Kent County Water Authority, Rhode Island, General Revenue      7/12 at 100.00          AAA               2,072,300
                 Bonds, Series 2002A, 5.000%, 7/15/23 - MBIA Insured

                Rhode Island Health and Educational Building Corporation,
                Revenue Refunding Bonds, Salve Regina University, Series 2002:
        1,260    5.250%, 3/15/17 - RAAI Insured                                 3/12 at 101.00           AA               1,323,857
        1,080    5.250%, 3/15/18 - RAAI Insured                                 3/12 at 101.00           AA               1,133,017

        7,000   Rhode Island Housing and Mortgage Finance Corporation,         10/14 at 100.00          AA+               6,750,520
                 Homeownership Opportunity Bond Program, Series 50A,
                 4.650%, 10/01/34

------------------------------------------------------------------------------------------------------------------------------------
       11,340   Total Rhode Island                                                                                       11,279,694
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH CAROLINA - 4.2% (2.8% OF TOTAL INVESTMENTS)

        2,625   Medical University Hospital Authority, South Carolina,          8/14 at 100.00          AAA               2,769,191
                 FHA-Insured Mortgage Revenue Bonds, Series 2004A,
                 5.250%, 2/15/25 - MBIA Insured

       22,855   Piedmont Municipal Power Agency, South Carolina, Electric         No Opt. Call          AAA               6,692,401
                 Revenue Bonds, Series 2004A-2, 0.000%, 1/01/31 -
                 AMBAC Insured

        6,925   South Carolina, General Obligation Bonds, Series 1999A,        10/09 at 101.00          Aaa               6,931,787
                 4.000%, 10/01/14

       21,000   Tobacco Settlement Revenue Management Authority,                5/11 at 101.00          BBB              22,000,019
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22

------------------------------------------------------------------------------------------------------------------------------------
       53,405   Total South Carolina                                                                                     38,393,398
------------------------------------------------------------------------------------------------------------------------------------


                TENNESSEE - 1.3% (0.9% OF TOTAL INVESTMENTS)

        2,860   Johnson City Health and Educational Facilities Board,           7/23 at 100.00          AAA               2,959,042
                 Tennessee, Hospital Revenue Refunding and Improvement Bonds,
                 Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
                 (Pre-refunded 7/01/23) - MBIA Insured

        1,700   Memphis-Shelby County Airport Authority, Tennessee, Airport     3/10 at 101.00          AAA               1,818,150
                 Revenue Bonds, Series 1999D, 6.000%, 3/01/24 - AMBAC
                 Insured (Alternative Minimum Tax)

        6,000   Metropolitan Government of Nashville-Davidson County Health    12/17 at 100.00          AAA               6,904,080
                 and Educational Facilities Board, Tennessee, Revenue Refunding
                 and Improvement Bonds, Meharry Medical College, Series 1996,
                 6.000%, 12/01/19 - AMBAC Insured

          500   Tennessee Housing Development Agency, Homeownership             7/10 at 101.00           AA                 502,235
                 Program Bonds, Series 2000-1, 6.375%, 7/01/25 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       11,060   Total Tennessee                                                                                          12,183,507
------------------------------------------------------------------------------------------------------------------------------------


                                       24

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS - 5.4% (3.6% OF TOTAL INVESTMENTS)

$       3,975   Bell County Health Facilities Development Corporation, Texas,   2/10 at 101.00          AAA           $   4,278,690
                 Revenue Bonds, Scott and White Memorial Hospital and Scott,
                 Sherwood and Brindley Foundation, Series 2000A, 6.125%, 8/15/23 -
                 MBIA Insured

                Central Texas Regional Mobility Authority, Travis and Williamson
                Counties, Toll Road Revenue Bonds, Series 2005:
        4,000    5.000%, 1/01/35 - FGIC Insured                                 1/15 at 100.00          AAA               4,080,120
        3,000    5.000%, 1/01/45 - FGIC Insured                                 1/15 at 100.00          AAA               3,038,790

        1,000   Fort Worth, Texas, Water and Sewerage Revenue Bonds,            2/08 at 100.00       AA (4)               1,027,010
                 Series 1998, 5.250%, 2/15/15 (Pre-refunded 2/15/08)

        1,000   Harlingen Independent School District, Cameron County, Texas,   8/09 at 100.00          AAA               1,058,510
                 Unlimited Tax School Building Bonds, Series 1999,
                 5.650%, 8/15/29 (Pre-refunded 8/15/09)

        1,625   Harris County Health Facilities Development Corporation,        7/09 at 101.00          AAA               1,715,951
                 Texas, Revenue Bonds, Christus Health, Series 1999A,
                 5.375%, 7/01/24 (Pre-refunded 7/01/09) - MBIA Insured

        4,000   Houston Community College, Texas, Limited Tax General           2/13 at 100.00          AAA               4,098,080
                 Obligation Bonds, Series 2003, 5.000%, 2/15/27 -
                 AMBAC Insured

        3,885   Houston Independent School District, Public Facility Corporation, No Opt. Call          AAA               2,059,439
                 Harris County, Texas, Lease Revenue Bonds, Cesar E. Chavez
                 High School, Series 1998A, 0.000%, 9/15/19 - AMBAC Insured

                Leander Independent School District, Williamson and Travis
                Counties, Texas, Unlimited Tax School Building and Refunding
                Bonds, Series 1998:
        4,930    0.000%, 8/15/20                                                 8/06 at 46.47          AAA               2,257,595
        3,705    0.000%, 8/15/22                                                 8/06 at 41.33          AAA               1,510,788

          320   Lubbock Housing Finance Corporation, Texas, GNMA                6/07 at 102.00          AAA                 323,046
                 Mortgage-Backed Securities Program Single Family Mortgage
                 Revenue Refunding Bonds, Series 1997A, 6.125%, 12/01/17

        3,480   Pearland, Texas, General Obligation Bonds, Series 2002,         3/12 at 100.00          AAA               3,554,855
                 5.000%, 3/01/27 - FGIC Insured

        6,835   San Antonio, Texas, Electric and Gas System Revenue             2/09 at 100.00          Aa1               6,816,340
                 Refunding Bonds, New Series 1998A, 4.500%, 2/01/21

        6,000   Spring Branch Independent School District, Harris County,       2/11 at 100.00          AAA               6,152,940
                 Texas, Limited Tax Schoolhouse and Refunding Bonds,
                 Series 2001, 5.125%, 2/01/26

        4,000   Tarrant Regional Water District, Texas, Water Revenue           3/13 at 100.00          AAA               4,140,240
                 Refunding and Improvement Bonds, Series 1999,
                 5.000%, 3/01/22 - FSA Insured

        1,740   Texas, General Obligation Bonds, Water Financial Assistance,    8/09 at 100.00          AAA               1,817,256
                 State Participation Program, Series 1999C, 5.500%, 8/01/29 -
                 MBIA Insured

        1,690   Webb County, Laredo, Texas, Combination Tax and Sewer           2/08 at 100.00          AAA               1,692,062
                 System, Revenue Certificates of Obligation, Series 1998A,
                 4.500%, 2/15/18 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       55,185   Total Texas                                                                                              49,621,712
------------------------------------------------------------------------------------------------------------------------------------


                UTAH - 4.4% (2.9% OF TOTAL INVESTMENTS)

        2,000   Intermountain Power Agency, Utah, Power Supply Revenue          7/06 at 102.00          AAA               2,047,620
                 Bonds, Special Obligation Crossover, Sixth Series 1996B,
                 6.000%, 7/01/16 (Pre-refunded 7/01/06) - MBIA Insured

        3,315   Intermountain Power Agency, Utah, Power Supply Revenue          7/07 at 102.00          AAA               3,457,512
                 Refunding Bonds, Series 1997B, 5.750%, 7/01/19
                 (Pre-refunded 7/01/07) - MBIA Insured

        6,685   Intermountain Power Agency, Utah, Power Supply Revenue          7/07 at 102.00          AAA               6,956,612
                 Refunding Bonds, Series 1997B, 5.750%, 7/01/19 -
                 MBIA Insured

                Utah County, Utah, Hospital Revenue Bonds, IHC Health
                Services Inc., Series 1997:
       12,885    5.250%, 8/15/21 - MBIA Insured (ETM)                           8/07 at 101.00          AAA              13,257,763
        3,900    5.250%, 8/15/26 - MBIA Insured (ETM)                           8/07 at 101.00          AAA               4,012,827

        3,670   Utah Housing Corporation, Single Family Mortgage Bonds,         1/12 at 100.00          AA-               3,706,223
                 Series 2002A-1, 5.300%, 7/01/18 (Alternative Minimum Tax)

           20   Utah Housing Finance Agency, Single Family Mortgage Bonds,      1/10 at 100.00           AA                  20,070
                 Series 2000B, 6.250%, 7/01/22 (Alternative Minimum Tax)


                                       25

                        Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTAH (continued)

$       1,875   Utah Housing Finance Agency, Single Family Mortgage Bonds,      7/10 at 100.00          AA-           $   1,898,344
                 Series 2000D-1, 6.050%, 7/01/14 (Alternative Minimum Tax)

          685   Utah Housing Finance Agency, Single Family Mortgage Bonds,      7/10 at 100.00           AA                 687,350
                 Series 2000E-1, Class II, 6.150%, 1/01/27 (Alternative
                 Minimum Tax)

        2,230   Utah Housing Finance Agency, Single Family Mortgage Bonds,      7/10 at 100.00          Aa1               2,267,241
                 Series 2000E-1, Class III, 6.000%, 1/01/15 (Alternative
                 Minimum Tax)

          955   Utah Housing Finance Agency, Single Family Mortgage Bonds,      7/11 at 100.00           AA                 974,768
                 Series 2001A-2, 5.650%, 7/01/27 (Alternative Minimum Tax)

          780   Utah Housing Finance Agency, Single Family Mortgage Bonds,      1/11 at 100.00          Aa2                 796,887
                 Series 2001B-1, 5.750%, 7/01/19 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       39,000   Total Utah                                                                                               40,083,217
------------------------------------------------------------------------------------------------------------------------------------


                VIRGIN ISLANDS - 0.8% (0.6% OF TOTAL INVESTMENTS)

        4,700   Virgin Islands Public Finance Authority, Gross Receipts Taxes  10/14 at 100.00           AA               4,816,701
                 Loan Note, Series 2003, 5.000%, 10/01/33 - RAAI Insured

        2,500   Virgin Islands Public Finance Authority, Revenue Bonds,         1/14 at 100.00          BBB               2,746,550
                 Refinery Project - Hovensa LLC, Series 2003, 6.125%, 7/01/22
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        7,200   Total Virgin Islands                                                                                      7,563,251
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 4.1% (2.8% OF TOTAL INVESTMENTS)

       12,235   Chelan County Public Utility District 1, Washington, Columbia     No Opt. Call          AAA               4,539,674
                 River-Rock Island Hydro-Electric System Revenue Refunding
                 Bonds, Series 1997A, 0.000%, 6/01/26 - MBIA Insured

        3,100   Cowlitz County Public Utilities District 1, Washington,         9/14 at 100.00          AAA               3,185,994
                 Electric Production Revenue Bonds, Series 2004, 5.000%,
                 9/01/28 - FGIC Insured

        5,000   Energy Northwest, Washington, Electric Revenue Refunding        7/13 at 100.00          Aaa               5,371,500
                 Bonds, Nuclear Project 1, Series 2003A, 5.500%, 7/01/16

        2,015   Port of Seattle, Washington, Special Facility Revenue Bonds,    3/10 at 101.00          AAA               2,193,529
                 Terminal 18, Series 1999A, 6.000%, 9/01/29 (Pre-refunded
                 3/01/10) - MBIA Insured

        4,685   Washington State Healthcare Facilities Authority, Revenue      12/09 at 101.00          AAA               4,906,928
                 Bonds, Providence Services, Series 1999, 5.375%, 12/01/19 -
                 MBIA Insured

        5,000   Washington State Housing Finance Commission, Non-Profit         7/09 at 101.00           AA               5,310,700
                 Housing Revenue Bonds, Kline Galland Center, Series 1999,
                 6.000%, 7/01/29 - RAAI Insured

       12,000   Washington, Motor Vehicle Fuel Tax General Obligation Bonds,    1/11 at 100.00          Aa1              12,418,320
                 Series 2001D, 5.250%, 1/01/26

------------------------------------------------------------------------------------------------------------------------------------
       44,035   Total Washington                                                                                         37,926,645
------------------------------------------------------------------------------------------------------------------------------------


                WEST VIRGINIA - 0.6% (0.4% OF TOTAL INVESTMENTS)

        5,000   Mason County, West Virginia, Pollution Control Revenue Bonds,  10/11 at 100.00          BBB               5,092,350
                 Appalachian Power Company, Series 2003L, 5.500%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------


                WISCONSIN - 2.2% (1.5% OF TOTAL INVESTMENTS)

       11,620   Wisconsin Health and Educational Facilities Authority, Revenue  2/10 at 101.00           AA              12,518,458
                 Bonds, Marshfield Clinic, Series 1999, 6.250%, 2/15/29 -
                 RAAI Insured


                                       26

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WISCONSIN (continued)

$       7,490   Wisconsin Health and Educational Facilities Authority, Revenue  7/08 at 103.00          N/R           $   7,561,679
                 Bonds, Millennium Housing Foundation Inc., Series 1998,
                 6.100%, 1/01/28

------------------------------------------------------------------------------------------------------------------------------------
       19,110   Total Wisconsin                                                                                          20,080,137
------------------------------------------------------------------------------------------------------------------------------------
$   1,463,695   Total Investments (cost $1,290,078,842) - 148.9%                                                       1,365,689,434
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.3%                                                                     30,230,777
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.2)%                                                       (479,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 916,920,211
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                  WI/DD  Purchased on a when-issued or delayed delivery basis.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                            Nuveen Municipal Advantage Fund, Inc. (NMA)

                            Portfolio of
                                       INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 3.2% (2.1% OF TOTAL INVESTMENTS)

$      10,000   Jefferson County, Alabama, Sewer Revenue Capital                2/09 at 101.00          AAA           $  10,521,900
                 Improvement Warrants, Series 1999A, 5.375%, 2/01/36
                 (Pre-refunded 2/01/09) - FGIC Insured

        5,075   Lauderdale County and Florence Healthcare Authority, Alabama,   7/09 at 101.00          AAA               5,288,302
                 Revenue Bonds, Coffee Health Group, Series 1999A,
                 5.250%, 7/01/24 - MBIA Insured

        5,155   Phenix City Industrial Development Board, Alabama,              5/12 at 100.00          BBB               5,523,067
                 Environmental Improvement Revenue Bonds, MeadWestvaco
                 Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       20,230   Total Alabama                                                                                            21,333,269
------------------------------------------------------------------------------------------------------------------------------------


                ALASKA - 0.4% (0.2% OF TOTAL INVESTMENTS)

                Alaska Housing Finance Corporation, General Housing Purpose
                Bonds, Series 2005A:
        1,125    5.250%, 12/01/34 - FGIC Insured                               12/14 at 100.00          AAA               1,179,214
        1,280    5.250%, 12/01/41 - FGIC Insured                               12/14 at 100.00          AAA               1,332,454

------------------------------------------------------------------------------------------------------------------------------------
        2,405   Total Alaska                                                                                              2,511,668
------------------------------------------------------------------------------------------------------------------------------------


                ARIZONA - 0.8% (0.5% OF TOTAL INVESTMENTS)

        5,000   Maricopa County Pollution Control Corporation, Arizona,         5/06 at 101.00          BBB               5,055,850
                 Remarketed Revenue Refunding Bonds, Public Service
                 Company of New Mexico, Series 1992A, 5.750%, 11/01/22
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 11.4% (7.5% OF TOTAL INVESTMENTS)

        2,500   Alameda Corridor Transportation Authority, California,         10/17 at 100.00          AAA               1,904,025
                 Subordinate Lien Revenue Bonds, Series 2004A,
                 0.000%, 10/01/25 - AMBAC Insured

                Calexico Unified School District, Imperial County, California,
                General Obligation Bonds, Series 2005B:
        4,070    0.000%, 8/01/32 - FGIC Insured                                   No Opt. Call          AAA               1,094,708
        6,410    0.000%, 8/01/34 - FGIC Insured                                   No Opt. Call          AAA               1,557,822

        3,000   California Health Facilities Financing Authority, Health        3/13 at 100.00            A               3,012,750
                 Facility Revenue Bonds, Adventist Health System/West,
                 Series 2003A, 5.000%, 3/01/33

        7,500   California State Public Works Board, Lease Revenue Bonds,       6/14 at 100.00           A-               7,694,400
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.125%, 6/01/29

        9,955   Capistrano Unified School District, Orange County, California,    No Opt. Call          AAA               2,846,433
                 Special Tax Bonds, Community Facilities District, Series 2005,
                 0.000%, 9/01/31 - FGIC Insured

                Colton Joint Unified School District, San Bernardino County,
                California, General Obligation Bonds, Series 2006C:
        3,800    0.000%, 2/01/33 - FGIC Insured                                  2/15 at 38.73          AAA                 936,890
        3,795    0.000%, 2/01/37 - FGIC Insured                                   No Opt. Call          AAA                 808,449

        7,535   Contra Costa County, California, GNMA Mortgage-Backed             No Opt. Call          AAA               9,547,372
                 Securities Program Home Mortgage Revenue Bonds,
                 Series 1989, 7.750%, 5/01/22 (Alternative Minimum Tax) (ETM)

        8,145   Cupertino Union School District, Santa Clara County, California, 8/13 at 55.54          AAA               3,076,448
                 General Obligation Bonds, Series 2003B, 0.000%, 8/01/25 -
                 FGIC Insured

        2,990   East Bay Municipal Utility District, Alameda and Contra         6/06 at 100.00          AAA               2,990,538
                 Costa Counties, California, Water System Subordinated
                 Revenue Refunding Bonds, Series 1996, 4.750%, 6/01/21 -
                 FGIC Insured

        2,000   Folsom Cordova Unified School District, Sacramento County,        No Opt. Call          AAA                 656,460
                 California, General Obligation Bonds, School Facilities
                 Improvement District 1, Series 2004B, 0.000%, 10/01/28 -
                 MBIA Insured

        3,360   Folsom Cordova Unified School District, Sacramento County,        No Opt. Call          AAA               1,175,966
                 California, General Obligation Bonds, School Facilities
                 Improvement District 2, Series 2002A, 0.000%, 7/01/27 -
                 MBIA Insured

        2,315   Gateway Unified School District, California, General Obligation   No Opt. Call          AAA                 624,888
                 Bonds, Series 2004B, 0.000%, 8/01/32 - FGIC Insured

        3,000   Golden State Tobacco Securitization Corporation, California,      No Opt. Call          AAA               1,109,190
                 Tobacco Settlement Asset-Backed Revenue Bonds,
                 Series 2005A, 0.000%, 6/01/26 - FSA Insured


                                       28


    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA (continued)

$       1,275   Madera Unified School District, Madera County, California,      8/12 at 100.00          AAA           $   1,354,267
                 General Obligation Bonds, Series 2002, 5.250%, 8/01/23 -
                 FSA Insured

                North Orange County Community College District, California,
                General Obligation Bonds, Series 2003B:
        7,735    0.000%, 8/01/25 - FGIC Insured                                   No Opt. Call          AAA               3,022,142
        4,000    0.000%, 8/01/26 - FGIC Insured                                   No Opt. Call          AAA               1,479,600

        5,000   Palmdale Community Redevelopment Agency, California,              No Opt. Call          AAA               5,806,300
                 Residential Mortgage Revenue Refunding Bonds, Series 1991B,
                 7.375%, 2/01/12 (ETM)

        5,000   Palmdale Community Redevelopment Agency, California,              No Opt. Call          AAA               6,505,600
                 Single Family Restructured Mortgage Revenue Bonds,
                 Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax) (ETM)

        9,315   Perris, California, GNMA Mortgage-Backed Securities Program       No Opt. Call          AAA              11,357,407
                 Single Family Mortgage Revenue Bonds, Series 1989A,
                 7.600%, 1/01/23 (Alternative Minimum Tax) (ETM)

       23,000   San Joaquin Hills Transportation Corridor Agency, Orange          No Opt. Call          AAA               5,462,270
                 County, California, Toll Road Revenue Refunding Bonds,
                 Series 1997A, 0.000%, 1/15/35 - MBIA Insured

        7,250   San Jose-Evergreen Community College District, Santa Clara      9/15 at 100.00          AAA               2,151,945
                 County, California, General Obligation Bonds, Series 2005A,
                 0.000%, 9/01/29 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
      132,950   Total California                                                                                         76,175,870
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 4.3% (2.9% OF TOTAL INVESTMENTS)

        8,350   Colorado Health Facilities Authority, Remarketed Revenue        7/06 at 102.00          AAA               8,542,217
                 Bonds, Kaiser Permanente System, Series 1994A,
                 5.350%, 11/01/16 (ETM)

        2,000   Denver Convention Center Hotel Authority, Colorado, Senior     11/16 at 100.00          AAA               1,970,200
                 Revenue Bonds, Convention Center Hotel, Series 2006,
                 4.750%, 12/01/35 (WI/DD, Settling 5/02/06) - XLCA Insured

                E-470 Public Highway Authority, Colorado, Senior Revenue
                Bonds, Series 1997B:
        2,650    0.000%, 9/01/16 - MBIA Insured                                   No Opt. Call          AAA               1,661,921
        8,160    0.000%, 9/01/26 - MBIA Insured                                   No Opt. Call          AAA               3,000,106

        1,000   E-470 Public Highway Authority, Colorado, Senior Revenue        9/10 at 102.00          AAA               1,089,210
                 Bonds, Series 2000A, 5.750%, 9/01/35 - MBIA Insured

                E-470 Public Highway Authority, Colorado, Senior Revenue
                Bonds, Series 2000B:
        7,500    0.000%, 9/01/29 - MBIA Insured                                   No Opt. Call          AAA               2,368,275
       10,000    0.000%, 9/01/32 - MBIA Insured                                   No Opt. Call          AAA               2,715,900

                Platte River Power Authority, Colorado, Power Revenue Refunding
                Bonds, Series 2002EE:
        2,000    5.375%, 6/01/17                                                6/12 at 100.00           AA               2,136,480
        5,000    5.375%, 6/01/18                                                6/12 at 100.00           AA               5,341,200

------------------------------------------------------------------------------------------------------------------------------------
       46,660   Total Colorado                                                                                           28,825,509
------------------------------------------------------------------------------------------------------------------------------------


                DISTRICT OF COLUMBIA - 0.4% (0.3% OF TOTAL INVESTMENTS)

          355   District of Columbia Housing Finance Agency, GNMA               6/06 at 102.00          AAA                 359,235
                 Collateralized Single Family Mortgage Revenue Bonds,
                 Series 1988F-1, 6.375%, 6/01/26 (Alternative Minimum Tax)

        2,165   District of Columbia Housing Finance Agency, GNMA/FNMA          6/07 at 102.00          AAA               2,169,633
                 Single Family Mortgage Revenue Bonds, Series 1997B,
                 5.900%, 12/01/28 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,520   Total District of Columbia                                                                                2,528,868
------------------------------------------------------------------------------------------------------------------------------------


                FLORIDA - 1.9% (1.3% OF TOTAL INVESTMENTS)

        2,770   Florida Housing Finance Corporation, Housing Revenue Bonds,    12/10 at 100.00          AAA               2,859,305
                 Stratford Point Apartments, Series 2000O-1, 5.850%, 12/01/31 -
                 FSA Insured (Alternative Minimum Tax)

       10,130   Tampa, Florida, Healthcare System Revenue Bonds, Allegany       6/06 at 100.00          AAA              10,131,114
                 Health System - St. Mary's Hospital, Series 1993,
                 5.125%, 12/01/23 - MBIA Insured (ETM)

------------------------------------------------------------------------------------------------------------------------------------
       12,900   Total Florida                                                                                            12,990,419
------------------------------------------------------------------------------------------------------------------------------------


                GEORGIA - 0.6% (0.4% OF TOTAL INVESTMENTS)

        4,000   Augusta, Georgia, Water and Sewerage Revenue Bonds,            10/14 at 100.00          AAA               4,212,600
                 Series 2004, 5.250%, 10/01/39 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------


                                       29

                        Nuveen Municipal Advantage Fund, Inc. (NMA) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HAWAII - 0.5% (0.3% OF TOTAL INVESTMENTS)

$       2,215   Hawaii Housing and Community Development Corporation,           7/10 at 102.00          AAA           $   2,303,268
                 GNMA Collateralized Multifamily Housing Revenue Bonds,
                 Sunset Villas, Series 2000, 5.700%, 7/20/31

          825   Hawaii Housing Finance and Development Corporation, Single      7/07 at 102.00          AAA                 830,478
                 Family Mortgage Purchase Revenue Bonds, Series 1997A,
                 5.750%, 7/01/30 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,040   Total Hawaii                                                                                              3,133,746
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 17.3% (11.4% OF TOTAL INVESTMENTS)

       12,500   Chicago Board of Education, Illinois, Unlimited Tax General    12/07 at 102.00          AAA              12,953,750
                 Obligation Bonds, Dedicated Tax Revenues, Series 1997A,
                 5.250%, 12/01/27 - AMBAC Insured

        4,000   Chicago Board of Education, Illinois, Unlimited Tax General    12/07 at 102.00          AAA               4,203,160
                 Obligation Bonds, Dedicated Tax Revenues, Series 1997,
                 5.750%, 12/01/20 (Pre-refunded 12/01/07) - AMBAC Insured

        2,175   Chicago Board of Education, Illinois, Unlimited Tax General       No Opt. Call          AAA                 717,141
                 Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1,
                 0.000%, 12/01/28 - FGIC Insured

        2,250   Chicago Board of Education, Illinois, Unlimited Tax General       No Opt. Call          AAA                 637,988
                 Obligation Bonds, Dedicated Tax Revenues, Series 1999A,
                 0.000%, 12/01/31 - FGIC Insured

        5,865   Chicago, Illinois, General Obligation Bonds, Neighborhoods      7/10 at 101.00          AAA               6,531,616
                 Alive 21 Program, Series 2000A, 6.500%, 1/01/35
                 (Pre-refunded 7/01/10) - FGIC Insured

        5,000   Chicago, Illinois, Second Lien Passenger Facility Charge        1/11 at 101.00          AAA               5,142,000
                 Revenue Bonds, O'Hare International Airport, Series 2001A,
                 5.375%, 1/01/32 - AMBAC Insured (Alternative Minimum Tax)

        5,000   Chicago, Illinois, Second Lien Wastewater Transmission          1/08 at 102.00          AAA               5,221,450
                 Revenue Bonds, Series 1997, 5.250%, 1/01/28 (Pre-refunded
                 1/01/08) - AMBAC Insured

        6,000   Illinois Health Facilities Authority, Revenue Bonds, Condell    5/12 at 100.00         Baa2               6,278,340
                 Medical Center, Series 2002, 5.750%, 5/15/22

        6,165   Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush 2/07 at 102.00            A               6,315,303
                 Lincoln Health Center, Series 1996B, 5.750%, 2/15/22

        4,210   Illinois Health Facilities Authority, Revenue Bonds, Victory    8/07 at 101.00         BBB-               4,196,486
                 Health Services, Series 1997A, 5.375%, 8/15/16

       10,115   Illinois Health Facilities Authority, Revenue Refunding Bonds, 11/06 at 102.00          AAA              10,442,827
                 Rush-Presbyterian-St. Luke's Medical Center Obligated Group,
                 Series 1996A, 6.250%, 11/15/20 - MBIA Insured

       10,740   Lake and McHenry Counties Community Unit School                  1/15 at 66.94          Aaa               4,637,639
                 District 118, Wauconda, Illinois, General Obligation Bonds,
                 Series 2005B, 0.000%, 1/01/23 - FSA Insured

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Bonds, McCormick Place Expansion Project, Series 1999A:
       13,455    5.500%, 12/15/24 - FGIC Insured                               12/09 at 101.00          AAA              14,251,267
       10,430    5.250%, 12/15/28 - FGIC Insured                               12/09 at 101.00          AAA              10,916,664

        2,025   Metropolitan Pier and Exposition Authority, Illinois, Revenue     No Opt. Call          AAA                 352,978
                 Bonds, McCormick Place Expansion Project, Series 2002A,
                 0.000%, 6/15/41 - MBIA Insured

        6,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue     No Opt. Call          AAA               2,507,760
                 Refunding Bonds, McCormick Place Expansion Project,
                 Series 1996A, 0.000%, 6/15/24 - MBIA Insured

        4,600   Regional Transportation Authority, Cook, DuPage, Kane, Lake,      No Opt. Call          AAA               5,628,882
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1990A, 7.200%, 11/01/20 - AMBAC Insured

        1,940   University of Illinois, Auxiliary Facilities Systems Revenue    4/13 at 100.00          AAA               2,005,262
                 Bonds, Series 2003A, 5.000%, 4/01/23 - AMBAC Insured

        7,500   Valley View Public Schools, Community Unit School                 No Opt. Call          AAA               2,900,250
                 District 365U of Will County, Illinois, General Obligation
                 Bonds, Series 2005, 0.000%, 11/01/25 - MBIA Insured

       23,125   Will County Community High School District 210 Lincoln-Way,       No Opt. Call          Aaa               9,640,350
                 Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/24
                 (WI/DD, Settling 5/08/06) - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
      143,095   Total Illinois                                                                                          115,481,113
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 3.6% (2.4% OF TOTAL INVESTMENTS)

        5,205   Indiana Health Facility Financing Authority, Hospital Revenue   8/10 at 101.50          AAA               5,622,129
                 Bonds, Clarian Health Obligated Group, Series 2000A,
                 5.500%, 2/15/30 (Pre-refunded 8/15/10) - MBIA Insured


                                       30

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INDIANA (continued)

$       9,000   Indiana Health Facility Financing Authority, Hospital Revenue   5/06 at 102.00          AAA           $   9,191,610
                 Refunding and Improvement Bonds, Community Hospitals of
                 Indiana, Series 1995, 5.700%, 5/15/22 - MBIA Insured

        6,075   LaGrange County Jail Building Corporation, Indiana,            10/09 at 101.00       A3 (4)               6,442,659
                 First Mortgage Jail Bonds, Series 1998, 5.400%, 10/01/21
                 (Pre-refunded 10/01/09)

        2,725   St. Joseph County Hospital Authority, Indiana, Revenue Bonds,   2/09 at 102.00          BBB               2,823,618
                 Madison Center Inc., Series 1999, 5.450%, 2/15/12

------------------------------------------------------------------------------------------------------------------------------------
       23,005   Total Indiana                                                                                            24,080,016
------------------------------------------------------------------------------------------------------------------------------------


                KANSAS - 1.8% (1.2% OF TOTAL INVESTMENTS)

        5,000   Burlington, Kansas, Environmental Improvement Revenue           9/15 at 100.00           A3               5,036,200
                 Bonds, Kansas City Power and Light Company Project,
                 Series 1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)

        4,935   Kansas Department of Transportation, Highway Revenue Bonds,     3/14 at 100.00          AA+               5,137,582
                 Series 2004A, 5.000%, 3/01/22

        1,750   Wamego, Kansas, Pollution Control Revenue Bonds, Kansas         6/14 at 100.00          AAA               1,846,548
                 Gas and Electric Company, Series 2004, 5.300%, 6/01/31 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       11,685   Total Kansas                                                                                             12,020,330
------------------------------------------------------------------------------------------------------------------------------------


                KENTUCKY - 1.6% (1.1% OF TOTAL INVESTMENTS)

        5,500   Louisville and Jefferson County Metropolitan Sewer District,    5/07 at 101.00          AAA               5,625,895
                 Kentucky, Sewer and Drainage System Revenue Bonds,
                 Series 1997A, 5.250%, 5/15/27 - MBIA Insured

        4,950   Louisville and Jefferson County Metropolitan Sewer District,   11/07 at 101.00          AAA               5,086,224
                 Kentucky, Sewer and Drainage System Revenue Bonds,
                 Series 1997B, 5.200%, 5/15/25 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,450   Total Kentucky                                                                                           10,712,119
------------------------------------------------------------------------------------------------------------------------------------


                LOUISIANA - 7.6% (5.0% OF TOTAL INVESTMENTS)

       13,500   DeSoto Parish, Louisiana, Pollution Control Revenue Refunding   9/09 at 102.00          AAA              14,542,200
                 Bonds, Cleco Utility Group Inc. Project, Series 1999,
                 5.875%, 9/01/29 - AMBAC Insured

        8,720   Louisiana Public Facilities Authority, Extended Care Facilities   No Opt. Call          BBB              10,890,234
                 Revenue Bonds, Comm-Care Corporation Project, Series 1994,
                 11.000%, 2/01/14

        6,650   Louisiana Public Facilities Authority, Revenue Bonds, Baton     7/14 at 100.00          AAA               6,936,682
                 Rouge General Hospital, Series 2004, 5.250%, 7/01/33 -
                 MBIA Insured

                Tobacco Settlement Financing Corporation, Louisiana, Tobacco
                Settlement Asset-Backed Bonds, Series 2001B:
        6,000    5.500%, 5/15/30                                                5/11 at 101.00          BBB               6,165,780
       11,750    5.875%, 5/15/39                                                5/11 at 101.00          BBB              12,321,050

------------------------------------------------------------------------------------------------------------------------------------
       46,620   Total Louisiana                                                                                          50,855,946
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 1.9% (1.3% OF TOTAL INVESTMENTS)

        1,750   Massachusetts Health and Educational Facilities Authority,      1/09 at 101.00          AAA               1,784,562
                 Revenue Bonds, UMass Memorial Healthcare, Series 1998A,
                 5.000%, 7/01/28 - AMBAC Insured

          955   Massachusetts Housing Finance Agency, Single Family Housing    12/09 at 100.00          AAA                 957,139
                 Revenue Bonds, Series 77, 5.950%, 6/01/25 - FSA Insured
                 (Alternative Minimum Tax)

       10,000   Massachusetts Turnpike Authority, Metropolitan Highway          1/07 at 102.00          AAA              10,133,600
                 System Revenue Bonds, Senior Series 1997A,
                 5.000%, 1/01/37 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       12,705   Total Massachusetts                                                                                      12,875,301
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 1.6% (1.1% OF TOTAL INVESTMENTS)

                Michigan State Hospital Finance Authority, Hospital Revenue
                Bonds, Detroit Medical Center Obligated Group, Series 1998A:
        4,995    5.250%, 8/15/23                                                8/08 at 101.00          BB-               4,772,623
        3,000    5.250%, 8/15/28                                                8/08 at 101.00          BB-               2,822,610

        3,275   Michigan State Hospital Finance Authority, Revenue Refunding    8/06 at 100.00          BB-               3,276,572
                 Bonds, Detroit Medical Center Obligated Group, Series 1993A,
                 6.500%, 8/15/18

------------------------------------------------------------------------------------------------------------------------------------
       11,270   Total Michigan                                                                                           10,871,805
------------------------------------------------------------------------------------------------------------------------------------


                                       31

                        Nuveen Municipal Advantage Fund, Inc. (NMA) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MINNESOTA - 1.7% (1.1% OF TOTAL INVESTMENTS)

$       5,000   Minneapolis-St. Paul Metropolitan Airports Commission,          1/11 at 100.00          AAA           $   5,183,500
                 Minnesota, Subordinate Airport Revenue Bonds, Series 2001C,
                 5.250%, 1/01/32 - FGIC Insured

        3,865   Minnesota Housing Finance Agency, Single Family Mortgage        7/09 at 100.00          AA+               3,919,497
                 Revenue Bonds, Series 2000C, 5.550%, 7/01/24 (Alternative
                 Minimum Tax)

        2,260   Minnesota Housing Finance Agency, Single Family Mortgage        1/10 at 100.00          AA+               2,267,729
                 Revenue Bonds, Series 2000J, 5.400%, 1/01/23 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       11,125   Total Minnesota                                                                                          11,370,726
------------------------------------------------------------------------------------------------------------------------------------


                MISSOURI - 0.8% (0.5% OF TOTAL INVESTMENTS)

       10,205   Kansas City Municipal Assistance Corporation, Missouri,           No Opt. Call          AAA               3,261,110
                 Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/29 -
                 AMBAC Insured

          220   Missouri Housing Development Commission, Single Family          9/09 at 102.00          AAA                 231,631
                 Mortgage Revenue Bonds, Homeownership Loan Program,
                 Series 2000A-1, 7.500%, 3/01/31 (Alternative Minimum Tax)

        1,500   Missouri-Illinois Metropolitan District Bi-State Development   10/13 at 100.00          AAA               1,544,460
                 Agency, Mass Transit Sales Tax Appropriation Bonds,
                 Metrolink Cross County Extension Project, Series 2002B,
                 5.000%, 10/01/32 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       11,925   Total Missouri                                                                                            5,037,201
------------------------------------------------------------------------------------------------------------------------------------


                MONTANA - 1.1% (0.7% OF TOTAL INVESTMENTS)

        6,920   Montana Board of Housing, Single Family Mortgage Bonds,         6/07 at 101.50          AA+               7,093,138
                 Series 1997A-1, 6.050%, 12/01/37
------------------------------------------------------------------------------------------------------------------------------------


                NEVADA - 3.7% (2.4% OF TOTAL INVESTMENTS)

        7,310   Clark County, Nevada, Limited Tax General Obligation Bank       7/10 at 100.00           AA               7,728,790
                 Bonds, Series 2000, 5.500%, 7/01/19

        7,500   Clark County, Nevada, Subordinate Lien Airport Revenue Bonds,   7/10 at 101.00          AAA               8,205,750
                 Series 1999A, 6.000%, 7/01/29 (Pre-refunded 7/01/10) -
                 MBIA Insured

        7,910   Director of Nevada State Department of Business and Industry,   1/10 at 100.00          AAA               8,198,399
                 Revenue Bonds, Las Vegas Monorail Project, First Tier,
                 Series 2000, 5.375%, 1/01/40 - AMBAC Insured

          455   Nevada Housing Division, Single Family Mortgage Bonds,          4/07 at 102.00          Aaa                 461,998
                 Senior Series 1997C-2, 5.750%, 4/01/29 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       23,175   Total Nevada                                                                                             24,594,937
------------------------------------------------------------------------------------------------------------------------------------


                NEW JERSEY - 3.1% (2.1% OF TOTAL INVESTMENTS)

                Tobacco Settlement Financing Corporation, New Jersey, Tobacco
                Settlement Asset-Backed Bonds, Series 2002:
       15,025    5.750%, 6/01/32                                                6/12 at 100.00          BBB              15,589,789
        5,000    6.125%, 6/01/42                                                6/12 at 100.00          BBB               5,267,850

------------------------------------------------------------------------------------------------------------------------------------
       20,025   Total New Jersey                                                                                         20,857,639
------------------------------------------------------------------------------------------------------------------------------------


                NEW MEXICO - 1.1% (0.8% OF TOTAL INVESTMENTS)

        7,500   Farmington, New Mexico, Pollution Control Revenue Refunding    10/06 at 101.00          BBB               7,614,300
                 Bonds, Public Service Company of New Mexico - San Juan
                 Project, Series 1997B, 5.800%, 4/01/22
------------------------------------------------------------------------------------------------------------------------------------


                NEW YORK - 16.5% (10.9% OF TOTAL INVESTMENTS)

        4,395   Dormitory Authority of the State of New York, Revenue Bonds,    2/07 at 102.00          AA-               4,536,079
                 Mental Health Services Facilities Improvements, Series 1997B,
                 5.625%, 2/15/21

        2,965   Dormitory Authority of the State of New York, Revenue Bonds,    2/07 at 102.00      AA- (4)               3,068,508
                 Mental Health Services Facilities Improvements, Series 1997B,
                 5.625%, 2/15/21 (Pre-refunded 2/15/07)

        3,655   Dormitory Authority of the State of New York, Revenue Bonds,    5/08 at 101.00      AA- (4)               3,794,658
                 State University Educational Facilities, Series 1997,
                 5.125%, 5/15/27 (Pre-refunded 5/15/08)

        7,000   Metropolitan Transportation Authority, New York, State Service  7/12 at 100.00          AA-               7,260,260
                 Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29


                                       32

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK (continued)

                Nassau County, New York, General Obligation Improvement
                Bonds, Series 2000F:
$       3,980    7.000%, 3/01/11 (Pre-refunded 3/01/10) - FSA Insured           3/10 at 100.00          AAA           $   4,449,839
        4,070    7.000%, 3/01/12 (Pre-refunded 3/01/10) - FSA Insured           3/10 at 100.00          AAA               4,550,464
        3,925    7.000%, 3/01/15 (Pre-refunded 3/01/10) - FSA Insured           3/10 at 100.00          AAA               4,388,346

        4,975   New York City Industrial Development Agency, New York,         12/08 at 102.00          Ba2               4,514,962
                 Special Facilities Revenue Bonds, British Airways PLC,
                 Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

        3,000   New York City Industrial Development Agency, New York,         12/12 at 101.00          Ba2               3,260,130
                 Special Facilities Revenue Bonds, British Airways PLC,
                 Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)

        5,000   New York City Municipal Water Finance Authority, New York,      6/07 at 101.00          AAA               5,163,400
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 1997B, 5.750%, 6/15/29 (Pre-refunded 6/15/07) -
                 FGIC Insured

        9,850   New York City Municipal Water Finance Authority, New York,      6/09 at 101.00          AAA              10,531,226
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000A, 5.750%, 6/15/31 (Pre-refunded 6/15/09) -
                 FGIC Insured

       10,000   New York City Municipal Water Finance Authority, New York,     12/14 at 100.00          AAA              10,299,700
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2005B, 5.000%, 6/15/36 - FSA Insured

       10,000   New York City Transitional Finance Authority, New York, Future  5/10 at 101.00          AAA              10,943,200
                 Tax Secured Bonds, Fiscal Series 2000B, 6.000%, 11/15/29
                 (Pre-refunded 5/15/10)

       10,000   New York City, New York, General Obligation Bonds, Fiscal      10/07 at 101.00          Aaa              10,426,300
                 Series 1997G, 6.000%, 10/15/26 (Pre-refunded 10/15/07)

        7,435   New York City, New York, General Obligation Bonds, Fiscal       5/10 at 101.00       A+ (4)               8,069,875
                 Series 2000A, 5.750%, 5/15/20 (Pre-refunded 5/15/10)

        9,495   New York State Mortgage Agency, Homeowner Mortgage              4/10 at 100.00          Aa1               9,830,933
                 Revenue Bonds, Series 94, 5.800%, 10/01/20 (Alternative
                 Minimum Tax)

        5,000   New York State Urban Development Corporation, Service           1/09 at 101.00          AAA               5,341,300
                 Contract Revenue Bonds, Correctional Facilities, Series 1999C,
                 6.000%, 1/01/29 (Pre-refunded 1/01/09) - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
      104,745   Total New York                                                                                          110,429,180
------------------------------------------------------------------------------------------------------------------------------------


                NORTH CAROLINA - 2.9% (1.9% OF TOTAL INVESTMENTS)

        1,175   North Carolina Housing Finance Agency, Home Ownership           7/10 at 100.00          AAA               1,191,673
                 Revenue Bonds, 1998 Trust Agreement, Series 10A,
                 5.400%, 7/01/32 - AMBAC Insured (Alternative Minimum Tax)

        7,520   North Carolina Housing Finance Agency, Home Ownership           7/09 at 100.00           AA               7,759,888
                 Revenue Bonds, 1998 Trust Agreement, Series 7A,
                 6.250%, 1/01/29 (Alternative Minimum Tax)

        4,780   North Carolina Housing Finance Agency, Home Ownership           1/10 at 100.00           AA               4,818,192
                 Revenue Bonds, 1998 Trust Agreement, Series 8A,
                 5.950%, 1/01/27 (Alternative Minimum Tax)

        5,690   North Carolina Housing Finance Agency, Home Ownership           1/10 at 100.00           AA               5,850,003
                 Revenue Bonds, 1998 Trust Agreement, Series 9A,
                 5.875%, 7/01/31 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       19,165   Total North Carolina                                                                                     19,619,756
------------------------------------------------------------------------------------------------------------------------------------


                NORTH DAKOTA - 0.5% (0.3% OF TOTAL INVESTMENTS)

        2,450   North Dakota Housing Finance Agency, Home Mortgage              7/08 at 102.00          Aaa               2,457,032
                 Finance Program Bonds, Series 1998B, 5.500%, 7/01/29 -
                 MBIA Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 4.5% (3.0% OF TOTAL INVESTMENTS)

        5,000   Akron, Bath and Copley Joint Township Hospital District,       11/09 at 101.00         Baa1               5,093,200
                 Ohio, Hospital Facilities Revenue Bonds, Summa Health
                 System, Series 1998A, 5.375%, 11/15/18

        6,000   Cuyahoga County, Ohio, Hospital Revenue Bonds, University       7/09 at 101.00          AAA               6,302,820
                 Hospitals Health System, Series 1999, 5.500%, 1/15/30 -
                 AMBAC Insured

                Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
                Kettering Medical Center, Series 1999:
        7,840    6.750%, 4/01/18 (Pre-refunded 4/01/10)                         4/10 at 101.00        A (4)               8,735,720
        5,000    6.750%, 4/01/22 (Pre-refunded 4/01/10)                         4/10 at 101.00        A (4)               5,571,250


                                       33

                        Nuveen Municipal Advantage Fund, Inc. (NMA) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                OHIO (continued)

$       1,725   Ohio Housing Finance Agency, GNMA Mortgage-Backed               8/10 at 100.00          Aaa           $   1,750,599
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)

        2,650   Ohio, General Obligation Bonds, Higher Education,               5/13 at 100.00          AA+               2,750,965
                 Series 2003A, 5.000%, 5/01/22

------------------------------------------------------------------------------------------------------------------------------------
       28,215   Total Ohio                                                                                               30,204,554
------------------------------------------------------------------------------------------------------------------------------------


                OKLAHOMA - 2.3% (1.5% OF TOTAL INVESTMENTS)

        2,890   Oklahoma State Industries Authority, Health System Revenue      8/09 at 101.00          AAA               3,060,741
                 Bonds, Integris Baptist Medical Center, Series 1999A,
                 5.750%, 8/15/29 - MBIA Insured

        2,110   Oklahoma State Industries Authority, Health System Revenue      8/09 at 101.00          AAA               2,253,185
                 Bonds, Integris Baptist Medical Center, Series 1999A,
                 5.750%, 8/15/29 (Pre-refunded 8/15/09) - MBIA Insured

       10,000   Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding     12/08 at 100.00           B-               9,839,100
                 Bonds, American Airlines Inc., Series 2001B, 5.650%, 12/01/35
                 (Mandatory put 12/01/08) (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       15,000   Total Oklahoma                                                                                           15,153,026
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 1.2% (0.8% OF TOTAL INVESTMENTS)

        1,930   Carbon County Industrial Development Authority, Pennsylvania,     No Opt. Call         BBB-               2,031,286
                 Resource Recovery Revenue Refunding Bonds, Panther Creek
                 Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                 Minimum Tax)

        2,600   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,      12/14 at 100.00          AAA               2,826,902
                 Series 2004A, 5.500%, 12/01/31 - AMBAC Insured

        3,240   Washington County Authority, Pennsylvania, Capital Funding        No Opt. Call          AAA               3,477,298
                 Revenue Bonds, Capital Projects and Equipment Acquisition
                 Program, Series 1999, 6.150%, 12/01/29 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        7,770   Total Pennsylvania                                                                                        8,335,486
------------------------------------------------------------------------------------------------------------------------------------


                PUERTO RICO - 1.4% (0.9% OF TOTAL INVESTMENTS)

        5,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,      7/15 at 100.00          AAA               5,199,250
                 Series 2005RR, 5.000%, 7/01/26 - XLCA Insured

        4,000   Puerto Rico, General Obligation Bonds, Series 2000B,            7/10 at 100.00          AAA               4,271,960
                 5.625%, 7/01/19 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        9,000   Total Puerto Rico                                                                                         9,471,210
------------------------------------------------------------------------------------------------------------------------------------


                RHODE ISLAND - 1.9% (1.3% OF TOTAL INVESTMENTS)

        1,235   Rhode Island Health and Educational Building Corporation,       5/07 at 102.00          AAA               1,278,003
                 Hospital Financing Revenue Bonds, Lifespan Obligated Group,
                 Series 1996, 5.500%, 5/15/16 - MBIA Insured

       11,015   Rhode Island Health and Educational Building Corporation,       5/07 at 102.00          AAA              11,430,376
                 Hospital Financing Revenue Bonds, Lifespan Obligated Group,
                 Series 1996, 5.500%, 5/15/16 (Pre-refunded 5/15/07) -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       12,250   Total Rhode Island                                                                                       12,708,379
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH CAROLINA - 4.2% (2.7% OF TOTAL INVESTMENTS)

       10,000   Greenville County School District, South Carolina, Installment 12/12 at 101.00      AA- (4)              11,255,100
                 Purchase Revenue Bonds, Series 2002, 6.000%, 12/01/20
                 (Pre-refunded 12/01/12)

        2,500   Lexington County Health Service District, South Carolina,      11/13 at 100.00            A               2,636,150
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series 2003, 5.750%, 11/01/28

        3,000   Myrtle Beach, South Carolina, Hospitality and Accommodation     6/14 at 100.00          AAA               3,071,040
                 Fee Revenue Bonds, Series 2004A, 5.000%, 6/01/36 -
                 FGIC Insured

        1,220   Piedmont Municipal Power Agency, South Carolina, Electric         No Opt. Call          AAA                 543,351
                 Revenue Bonds, Series 2004A-2, 0.000%, 1/01/23 - FGIC Insured

        2,125   South Carolina Public Service Authority, Revenue Refunding      7/13 at 100.00          AAA               2,207,896
                 Bonds, Santee Cooper Electric  System, Series 2003A,
                 5.000%, 1/01/21 - AMBAC Insured

        7,500   Tobacco Settlement Revenue Management Authority,                5/11 at 101.00          BBB               8,014,950
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.375%, 5/15/28

------------------------------------------------------------------------------------------------------------------------------------
       26,345   Total South Carolina                                                                                     27,728,487
------------------------------------------------------------------------------------------------------------------------------------


                                       34

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TENNESSEE - 5.2% (3.5% OF TOTAL INVESTMENTS)

$       6,000   Knox County Health, Educational and Housing Facilities Board,   4/12 at 101.00         Baa3           $   6,348,420
                 Tennessee, Hospital Revenue Bonds, Baptist Health System
                 of East Tennessee Inc., Series 2002, 6.500%, 4/15/31

       20,415   Knox County Health, Educational and Housing Facilities Board,    1/13 at 75.87          AAA              11,248,461
                 Tennessee, Hospital Revenue Refunding Bonds, Covenant
                 Health, Series 2002A, 0.000%, 1/01/18 - FSA Insured

       14,385   Metropolitan Government of Nashville-Davidson County Health    11/09 at 101.00          AAA              15,499,837
                 and Educational Facilities Board, Tennessee, Revenue Bonds,
                 Ascension Health Credit Group, Series 1999A, 5.875%, 11/15/28
                 (Pre-refunded 11/15/09) - AMBAC Insured

        1,750   Metropolitan Government of Nashville-Davidson County,           5/11 at 100.00           AA               1,801,870
                 Tennessee, Electric System Revenue Bonds, Series 2001A,
                 5.125%, 5/15/26

------------------------------------------------------------------------------------------------------------------------------------
       42,550   Total Tennessee                                                                                          34,898,588
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 17.2% (11.3% OF TOTAL INVESTMENTS)

       11,810   Brazos River Authority, Texas, Pollution Control Revenue        5/36 at 100.00         Baa2              12,523,678
                 Refunding Bonds, TXU Electric Company, Series 2001C,
                 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative
                 Minimum Tax)

        6,000   Brazos River Authority, Texas, Revenue Refunding Bonds,           No Opt. Call          AAA               6,286,620
                 Houston Lighting and Power Company, Series 1998,
                 5.050%, 11/01/18 - AMBAC Insured (Alternative Minimum Tax)

       10,000   Central Texas Regional Mobility Authority, Travis and           1/15 at 100.00          AAA              10,129,300
                 Williamson Counties, Toll Road Revenue Bonds, Series 2005,
                 5.000%, 1/01/45 - FGIC Insured

        4,250   Ennis Independent School District, Ellis County, Texas, General  8/16 at 60.73          Aaa               1,502,205
                 Obligation Bonds, Series 2006, 0.000%, 8/15/26

        8,400   Gulf Coast Waste Disposal Authority, Texas, Waste Disposal      4/09 at 101.00         BBB-               8,627,052
                 Revenue Bonds, Valero Energy Corporation, Series 1999,
                 5.700%, 4/01/32 (Alternative Minimum Tax)

        5,000   Harris County Health Facilities Development Corporation,       11/13 at 100.00          AAA               5,087,900
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2003, 5.000%, 11/15/30 - MBIA Insured

        1,540   Houston Community College, Texas, Limited Tax General           2/13 at 100.00          AAA               1,575,959
                 Obligation Bonds, Series 2003, 5.000%, 2/15/28 -
                 AMBAC Insured

        3,460   Houston Community College, Texas, Limited Tax General           2/13 at 100.00          AAA               3,673,447
                 Obligation Bonds, Series 2003, 5.000%, 2/15/28 (Pre-refunded
                 2/15/13) - AMBAC Insured

       13,110   Houston, Texas, Subordinate Lien Airport System Revenue         7/10 at 100.00          AAA              13,842,980
                 Bonds, Series 2000B, 5.500%, 7/01/30 - FSA Insured

                Houston, Texas, Water Conveyance System Contract, Certificates
                of Participation, Series 1993A-J:
        5,490    6.800%, 12/15/10 - AMBAC Insured                                 No Opt. Call          AAA               6,146,384
        2,000    6.800%, 12/15/11 - AMBAC Insured                                 No Opt. Call          AAA               2,276,800

        9,345   Leander Independent School District, Williamson and Travis       8/15 at 35.34          AAA               2,045,434
                 Counties, Texas, General Obligation Bonds, Series 2005,
                 0.000%, 8/15/34 - FGIC Insured

       16,305   Matagorda County Navigation District 1, Texas, Revenue          5/09 at 101.00         BBB-              16,670,231
                 Bonds, Reliant Energy Inc., Series 1999B, 5.950%, 5/01/30
                 (Alternative Minimum Tax)

        3,425   Sabine River Authority, Texas, Pollution Control Revenue        5/22 at 100.00         Baa2               3,630,706
                 Refunding Bonds, TXU Electric Company, Series 2001A,
                 5.500%, 5/01/22 (Mandatory put 11/01/11)

        4,700   Sam Rayburn Municipal Power Agency, Texas, Power Supply        10/12 at 100.00         Baa2               4,954,035
                 System Revenue Refunding Bonds, Series 2002A,
                 6.000%, 10/01/21

        4,000   Texas, General Obligation Bonds, Water Financial Assistance,    8/09 at 100.00          Aa1               4,180,080
                 State Participation Program, Series 1999C, 5.500%, 8/01/35

        6,840   Travis County Health Facilities Development Corporation,       11/09 at 101.00          AAA               7,367,706
                 Texas, Revenue Bonds, Ascension Health Credit Group,
                 Series 1999A, 5.875%, 11/15/24 (Pre-refunded 11/15/09) -
                 AMBAC Insured

        2,500   Trinity River Authority of Texas, Pollution Control Revenue     5/27 at 100.00         Baa2               2,508,850
                 Refunding Bonds, TXU Electric Company, Series 2001A,
                 5.000%, 5/01/27 (Mandatory put 11/01/06) (Alternative
                 Minimum Tax)

          245   Wood Glen Housing Finance Corporation, Texas, FHA-Insured       7/06 at 100.00          AAA                 245,750
                 Section 8 Assisted Mortgage Revenue Bonds,
                 Copperwood I Project, Series 1990A, 7.625%, 1/01/10 -
                 MBIA Insured (ETM)


                                       35

                        Nuveen Municipal Advantage Fund, Inc. (NMA) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS (continued)

$       3,000   Wylie Independent School District, Taylor County, Texas,         8/15 at 74.57          AAA           $   1,395,150
                 General Obligation Bonds, Series 2005, 0.000%, 8/15/21

------------------------------------------------------------------------------------------------------------------------------------
      121,420   Total Texas                                                                                             114,670,267
------------------------------------------------------------------------------------------------------------------------------------


                UTAH - 0.4% (0.2% OF TOTAL INVESTMENTS)

          730   Intermountain Power Agency, Utah, Power Supply Revenue          7/07 at 102.00          AAA                 761,383
                 Refunding Bonds, Series 1997B, 5.750%, 7/01/19 (Pre-refunded
                 7/01/07) - MBIA Insured

        1,470   Intermountain Power Agency, Utah, Power Supply Revenue          7/07 at 102.00          AAA               1,529,726
                 Refunding Bonds, Series 1997B, 5.750%, 7/01/19 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        2,200   Total Utah                                                                                                2,291,109
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 14.4% (9.5% OF TOTAL INVESTMENTS)

        8,810   Chelan County Public Utility District 1, Washington, Hydro      7/11 at 101.00          AAA               9,352,520
                 Consolidated System Revenue Bonds, Series 2001A,
                 5.600%, 1/01/36 - MBIA Insured (Alternative Minimum Tax)

        5,665   Chelan County Public Utility District 1, Washington, Hydro      7/12 at 100.00          AAA               5,820,788
                 Consolidated System Revenue Bonds, Series 2002B,
                 5.250%, 7/01/37 - AMBAC Insured (Alternative Minimum Tax)

       10,730   Chelan County Public Utility District 1, Washington, Hydro      7/11 at 101.00          AAA              11,430,669
                 Consolidated System Revenue Refunding Bonds,
                 Series 2001C, 5.650%, 7/01/32 - MBIA Insured (Alternative
                 Minimum Tax)

       10,730   Pierce County School District 320, Sumner, Washington,         12/10 at 100.00          Aaa              11,845,705
                 Unlimited Tax General Obligation Bonds, Series 2000,
                 6.250%, 12/01/17 (Pre-refunded 12/01/10) - FSA Insured

       10,550   Port of Seattle, Washington, Limited Tax General Obligation    12/10 at 100.00          AAA              11,138,584
                 Bonds, Series 2000B, 5.750%, 12/01/25 (Alternative
                 Minimum Tax)

        5,315   Port of Seattle, Washington, Revenue Bonds, Series 2000B,         No Opt. Call          AAA               5,690,186
                 6.000%, 2/01/10 - MBIA Insured (Alternative Minimum Tax)

       19,475   Port of Seattle, Washington, Special Facility Revenue Bonds,    3/10 at 101.00          AAA              21,200,484
                 Terminal 18, Series 1999A, 6.000%, 9/01/29 (Pre-refunded
                 3/01/10) - MBIA Insured

        5,000   Port of Seattle, Washington, Special Facility Revenue Bonds,    3/10 at 101.00          AAA               5,347,500
                 Terminal 18, Series 1999B, 6.000%, 9/01/20 - MBIA Insured
                 (Alternative Minimum Tax)

        8,750   Washington Public Power Supply System, Revenue Refunding        7/08 at 102.00          Aaa               9,048,025
                 Bonds, Nuclear Project 3, Series 1998A, 5.125%, 7/01/18

        5,000   Washington State Healthcare Facilities Authority, Revenue      12/09 at 101.00          AAA               5,236,850
                 Bonds, Providence Services, Series 1999, 5.375%, 12/01/19 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       90,025   Total Washington                                                                                         96,111,311
------------------------------------------------------------------------------------------------------------------------------------


                WEST VIRGINIA - 0.8% (0.5% OF TOTAL INVESTMENTS)

        5,000   Mason County, West Virginia, Pollution Control Revenue Bonds,  10/11 at 100.00          BBB               5,092,350
                 Appalachian Power Company, Series 2003L, 5.500%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------


                WISCONSIN - 7.7% (5.1% OF TOTAL INVESTMENTS)

        7,320   Badger Tobacco Asset Securitization Corporation, Wisconsin,     6/12 at 100.00          BBB               7,729,774
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 6.125%, 6/01/27

        2,250   Green Bay, Wisconsin, Water System Revenue Bonds,              11/14 at 100.00          Aaa               2,319,952
                 Series 2004, 5.000%, 11/01/29 - FSA Insured

        5,000   Madison, Wisconsin, Industrial Development Revenue              4/12 at 100.00          AA-               5,325,300
                 Refunding Bonds, Madison Gas and Electric Company Projects,
                 Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)

        3,000   Southeast Wisconsin Professional Baseball Park District,          No Opt. Call          AAA               3,343,590
                 Sales Tax Revenue Refunding Bonds, Series 1998A,
                 5.500%, 12/15/19 - MBIA Insured


                                       36

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WISCONSIN (continued)

                Wisconsin Health and Educational Facilities Authority, Revenue
                Bonds, Aurora Medical Group Inc., Series 1996:
$      10,000    5.600%, 11/15/16 - FSA Insured                                 5/06 at 102.00          AAA           $  10,213,200
       20,000    5.750%, 11/15/25 - FSA Insured                                 5/06 at 102.00          AAA              20,429,599

        1,835   Wisconsin Housing and Economic Development Authority,           3/10 at 100.00           AA               1,857,314
                 Home Ownership Revenue Bonds, Series 2000B,
                 5.750%, 3/01/22 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       49,405   Total Wisconsin                                                                                          51,218,729
------------------------------------------------------------------------------------------------------------------------------------
$   1,104,745   Total Investments (cost $947,766,169) - 151.5%                                                        1,010,621,834
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.2%                                                                     14,652,583
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.7)%                                                       (358,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  667,274,417
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                  WI/DD  Purchased on a when-issued or delayed delivery basis.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
                        Portfolio of
                                INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                LONG-TERM MUNICIPAL BONDS - 153.5% (99.8% OF TOTAL INVESTMENTS)


                ALABAMA - 0.7% (0.4% OF TOTAL INVESTMENTS)

                Henry County Water Authority, Alabama, Water Revenue Bonds,
                Series 2006:
$       1,935    5.000%, 1/01/36 - RAAI Insured                                 1/16 at 100.00           AA           $   1,950,383
        2,485    5.000%, 1/01/41 - RAAI Insured                                 1/16 at 100.00           AA               2,500,556

------------------------------------------------------------------------------------------------------------------------------------
        4,420   Total Alabama                                                                                             4,450,939
------------------------------------------------------------------------------------------------------------------------------------


                ALASKA - 0.4% (0.2% OF TOTAL INVESTMENTS)

                Alaska Housing Finance Corporation, General Housing Purpose
                Bonds, Series 2005A:
        1,125    5.250%, 12/01/34 - FGIC Insured                               12/14 at 100.00          AAA               1,179,214
        1,275    5.250%, 12/01/41 - FGIC Insured                               12/14 at 100.00          AAA               1,327,250

------------------------------------------------------------------------------------------------------------------------------------
        2,400   Total Alaska                                                                                              2,506,464
------------------------------------------------------------------------------------------------------------------------------------


                ARIZONA - 0.5% (0.3% OF TOTAL INVESTMENTS)

        3,000   Arizona State Transportation Board, Highway Revenue Bonds,      7/11 at 100.00          AAA               3,210,450
                 Series 2001, 5.250%, 7/01/20 (Pre-refunded 7/01/11)

          140   Pima County Industrial Development Authority, Arizona,          5/07 at 105.85          AAA                 143,758
                 FNMA/GNMA Single Family Mortgage Revenue Bonds,
                 Series 1997A, 7.100%, 11/01/29 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,140   Total Arizona                                                                                             3,354,208
------------------------------------------------------------------------------------------------------------------------------------


                ARKANSAS - 1.8% (1.2% OF TOTAL INVESTMENTS)

        5,000   Arkansas Development Finance Authority, Hospital Revenue        2/10 at 100.00      BBB (4)               5,528,300
                 Bonds, Washington Regional Medical Center, Series 2000,
                 7.000%, 2/01/15 (Pre-refunded 2/01/10)

        3,480   Cabot School District 4, Lonoke County, Arkansas, General       8/08 at 100.00          Aaa               3,535,402
                 Obligation Refunding Bonds, Series 2003, 5.000%, 2/01/27 -
                 AMBAC Insured

        2,865   University of Arkansas, Fayetteville, Various Facilities       12/12 at 100.00          Aaa               3,132,219
                 Revenue Bonds, Series 2002, 5.500%, 12/01/20 (Pre-refunded
                 12/01/12) - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       11,345   Total Arkansas                                                                                           12,195,921
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 6.9% (4.5% OF TOTAL INVESTMENTS)

        1,350   Antelope Valley Union High School District, Los Angeles           No Opt. Call          AAA                 429,017
                 County, California, General Obligation Bonds, Series 2004B,
                 0.000%, 8/01/29 - MBIA Insured

        7,800   California County Tobacco Securitization Agency, Tobacco       12/18 at 100.00         Baa3               6,079,164
                 Settlement Asset-Backed Bonds, Los Angeles County
                 Securitization Corporation, Series 2006A, 0.000%, 6/01/36
                 (Mandatory put 6/01/23)

        1,000   California Department of Water Resources, Power Supply          5/12 at 101.00          Aaa               1,115,380
                 Revenue Bonds, Series 2002A, 5.750%, 5/01/17
                 (Pre-refunded 5/01/12)

        1,350   California Educational Facilities Authority, Revenue              No Opt. Call          Aaa                 252,828
                 Refunding Bonds, Loyola Marymount University, Series 2001A,
                 0.000%, 10/01/39 - MBIA Insured

        4,295   California Health Facilities Financing Authority, Health        3/13 at 100.00            A               4,313,254
                 Facility Revenue Bonds, Adventist Health System/West,
                 Series 2003A, 5.000%, 3/01/33

       10,445   Castaic Lake Water Agency, California, Revenue Certificates       No Opt. Call          AAA               3,319,317
                 of Participation, Water System Improvement Project,
                 Series 1999, 0.000%, 8/01/29 - AMBAC Insured

        8,365   Cupertino Union School District, Santa Clara County,             8/13 at 52.66          AAA               2,980,199
                 California, General Obligation Bonds, Series 2003B,
                 0.000%, 8/01/26 - FGIC Insured

        5,000   Golden State Tobacco Securitization Corporation, California,    6/13 at 100.00          AAA               5,313,850
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) -
                 AMBAC Insured

        3,500   Golden State Tobacco Securitization Corporation, California,      No Opt. Call          AAA               1,294,055
                 Tobacco Settlement Asset-Backed Revenue Bonds,
                 Series 2005A, 0.000%, 6/01/26 - FSA Insured


                                       38

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA (continued)

$       1,500   Lincoln Unified School District, Placer County, California,       No Opt. Call          AAA           $     550,395
                 Community Facilities District 1, Special Tax Bonds,
                 Series 2005, 0.000%, 9/01/26 - AMBAC Insured

          490   Los Angeles Department of Water and Power, California,         10/06 at 100.00      AA- (4)                 490,372
                 Community Facilities District 1, Series 1993, 4.750%, 10/15/20
                 (ETM)

          995   Los Angeles Department of Water and Power, California,          8/06 at 100.00      AA- (4)                 996,254
                 Electric Plant Revenue Bonds, Series 1994, 5.375%, 2/15/34
                 (ETM)

                Orange County, California, Recovery Certificates of Participation,
                Series 1996A:
        3,100    5.875%, 7/01/19 (Pre-refunded 7/01/06) - MBIA Insured          7/06 at 102.00          AAA               3,173,501
          690    6.000%, 7/01/26 (Pre-refunded 7/01/06) - MBIA Insured          7/06 at 102.00          AAA                 706,505

        1,000   Pajaro Valley Unified School District, Santa Cruz County,         No Opt. Call          AAA                 317,000
                 California, General Obligation Bonds, Series 2005B,
                 0.000%, 8/01/29 - FSA Insured

        6,000   Placentia-Yorba Linda Unified School District, Orange County,     No Opt. Call          AAA               1,432,140
                 California, Certificates of Participation, Series 2006,
                 0.000%, 10/01/34 - FGIC Insured

                San Joaquin Hills Transportation Corridor Agency, Orange County,
                California, Toll Road Revenue Refunding Bonds, Series 1997A:
        5,000    0.000%, 1/15/17 - MBIA Insured                                 1/14 at 102.00          AAA               5,093,950
       26,000    0.000%, 1/15/35 - MBIA Insured                                   No Opt. Call          AAA               6,174,740

        5,000   San Jose-Evergreen Community College District, Santa Clara      9/15 at 100.00          AAA               1,563,550
                 County, California, General Obligation Bonds, Series 2005A,
                 0.000%, 9/01/28 - MBIA Insured

        4,825   Santa Monica Community College District, Los Angeles County,      No Opt. Call          AAA               1,820,424
                 California, General Obligation Bonds, Series 2005C,
                 0.000%, 8/01/25 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       97,705   Total California                                                                                         47,415,895
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 5.3% (3.5% OF TOTAL INVESTMENTS)

        1,085   Arkansas River Power Authority, Colorado, Power Revenue        10/16 at 100.00          AAA               1,141,463
                 Bonds, Series 2006, 5.250%, 10/01/40 - XLCA Insured

        3,000   Broomfield, Colorado, Master Facilities Lease Purchase         12/09 at 100.00          AAA               3,177,000
                 Agreement, Certificates of Participation, Series 1999,
                 5.750%, 12/01/24 - AMBAC Insured

        6,285   Broomfield, Colorado, Sales and Use Tax Revenue Refunding      12/12 at 100.00          Aaa               6,770,453
                 and Improvement Bonds, Series 2002A, 5.500%, 12/01/22 -
                 AMBAC Insured

       11,465   Denver City and County, Colorado, Airport System Revenue       11/10 at 100.00          AAA              12,294,263
                 Refunding Bonds, Series 2000A, 6.000%, 11/15/18 -
                 AMBAC Insured (Alternative Minimum Tax)

       20,000   E-470 Public Highway Authority, Colorado, Senior Revenue         9/10 at 31.42          AAA               5,305,200
                 Bonds, Series 2000B, 0.000%, 9/01/28 (Pre-refunded 9/01/10) -
                 MBIA Insured

                E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
                Series 2004B:
        3,500    0.000%, 9/01/27 - MBIA Insured                                  9/20 at 67.94          AAA               1,153,145
       13,300    0.000%, 9/01/31 - MBIA Insured                                  9/20 at 53.77          AAA               3,458,798
        6,250    0.000%, 9/01/32 - MBIA Insured                                  9/20 at 50.83          AAA               1,536,250
        8,000    0.000%, 3/01/36 - MBIA Insured                                   No Opt. Call          AAA               1,607,440

------------------------------------------------------------------------------------------------------------------------------------
       72,885   Total Colorado                                                                                           36,444,012
------------------------------------------------------------------------------------------------------------------------------------


                DISTRICT OF COLUMBIA - 0.5% (0.3% OF TOTAL INVESTMENTS)

        3,265   Washington Convention Center Authority, District of Columbia,  10/08 at 100.00          AAA               3,253,736
                 Senior Lien Dedicated Tax Revenue Bonds, Series 1998,
                 4.750%, 10/01/28 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                GEORGIA - 4.6% (3.0% OF TOTAL INVESTMENTS)

       15,000   Atlanta, Georgia, Airport General Revenue Refunding Bonds,      1/10 at 101.00          AAA              16,082,400
                 Series 2000A, 5.600%, 1/01/30 (Pre-refunded 1/01/10) -
                 FGIC Insured

       14,330   Fulton County Facilities Corporation, Georgia, Certificates    11/10 at 101.00          AAA              15,321,206
                 of Participation, Public Purpose Project, Series 1999,
                 5.500%, 11/01/18 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       29,330   Total Georgia                                                                                            31,403,606
------------------------------------------------------------------------------------------------------------------------------------


                                       39

                        Nuveen Municipal Market Opportunity Fund, Inc. (NMO) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS - 11.6% (7.5% OF TOTAL INVESTMENTS)

$         600   Bolingbrook, Illinois, General Obligation Refunding Bonds,        No Opt. Call          AAA           $     169,350
                 Series 2002B, 0.000%, 1/01/32 - FGIC Insured

        4,600   Chicago Board of Education, Illinois, Unlimited Tax General       No Opt. Call          AAA               2,299,080
                 Obligation Bonds, Dedicated Tax Revenues, Series 1999A,
                 0.000%, 12/01/20 - FGIC Insured

        4,000   Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A,  7/13 at 100.00          AAA               4,095,360
                 5.000%, 1/01/33 - AMBAC Insured

        2,300   Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds,        No Opt. Call          AAA               2,488,922
                 Series 1993, 5.375%, 1/01/14 - AMBAC Insured

        5,250   Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B, 1/09 at 101.00          AAA               5,344,815
                 5.000%, 1/01/28 - MBIA Insured

        5,210   Illinois Housing Development Authority, Section 8 Elderly       7/06 at 100.00           A-               5,273,822
                 Housing Revenue Bonds, Garden House of River Oaks West
                 Development, Series 1992A, 6.875%, 1/01/20

       38,645   Illinois, General Obligation Bonds, Illinois FIRST Program,     4/10 at 100.00          AAA              40,701,297
                 Series 2000, 5.500%, 4/01/25 - MBIA Insured

                Lake and McHenry Counties Community Unit School District 118,
                Wauconda, Illinois, General Obligation Bonds, Series 2005B:
       10,230    0.000%, 1/01/22 - FSA Insured                                   1/15 at 70.63          Aaa               4,645,648
        6,780    0.000%, 1/01/24 - FSA Insured                                   1/15 at 63.44          Aaa               2,774,308

        1,975   Lake County Community High School District 127, Grayslake,        No Opt. Call          AAA               2,538,309
                 Illinois, General Obligation Bonds, Series 2002A,
                 9.000%, 2/01/13 - FGIC Insured

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Bonds, McCormick Place Expansion Project, Series 2002A:
        3,250    5.600%, 6/15/25 - MBIA Insured                                 6/22 at 101.00          AAA               1,986,628
        3,270    5.000%, 12/15/28 - MBIA Insured                                6/12 at 101.00          AAA               3,355,576
        2,130    0.000%, 6/15/37 - MBIA Insured                                   No Opt. Call          AAA                 458,525
       11,215    0.000%, 12/15/38 - MBIA Insured                                  No Opt. Call          AAA               2,235,598
        3,650    0.000%, 6/15/39 - MBIA Insured                                   No Opt. Call          AAA                 706,640

------------------------------------------------------------------------------------------------------------------------------------
      103,105   Total Illinois                                                                                           79,073,878
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 1.1% (0.7% OF TOTAL INVESTMENTS)

        4,695   Indiana Educational Facilities Authority, Revenue Bonds,        2/11 at 100.00          AAA               4,977,874
                 Butler University, Series 2001, 5.500%, 2/01/26 - MBIA Insured

        5,113   Indianapolis, Indiana, Special Facility Revenue Bonds, United   5/06 at 102.00          N/R                 511,283
                 Airlines Inc., Indianapolis Maintenance Center Project,
                 Series 1995A, 6.500%, 11/15/31 (Alternative Minimum Tax) (7)

        2,000   Petersburg, Indiana, Pollution Control Revenue Refunding        8/11 at 102.00         Baa2               2,096,440
                 Bonds, Indianapolis Power and Light Company, Series 1991,
                 5.750%, 8/01/21

------------------------------------------------------------------------------------------------------------------------------------
       11,808   Total Indiana                                                                                             7,585,597
------------------------------------------------------------------------------------------------------------------------------------


                IOWA - 0.6% (0.4% OF TOTAL INVESTMENTS)

        4,215   Iowa Finance Authority, Solid Waste Disposal Revenue Bonds,     6/27 at 100.00          N/R               4,262,166
                 IPSCO Project, Series 1997, 6.000%, 6/01/27 (Mandatory
                 put 6/01/07) (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                KANSAS - 0.5% (0.3% OF TOTAL INVESTMENTS)

        2,500   Kansas Development Finance Authority, Water Pollution Control  11/12 at 100.00          AAA               2,700,075
                 Revolving Fund Leveraged Bonds, Series 2002-II,
                 5.500%, 11/01/21

          500   Salina, Kansas, Hospital Revenue Bonds, Salina Regional         4/16 at 100.00           A1                 479,765
                 Medical Center, Series 2006, 4.625%, 10/01/31

------------------------------------------------------------------------------------------------------------------------------------
        3,000   Total Kansas                                                                                              3,179,840
------------------------------------------------------------------------------------------------------------------------------------


                KENTUCKY - 1.6% (1.1% OF TOTAL INVESTMENTS)

                Jefferson County School District Finance Corporation, Kentucky,
                School Building Revenue Bonds, Series 2000A:
        3,045    5.250%, 7/01/17 - FSA Insured                                  1/10 at 101.00          AAA               3,199,503
        7,490    5.250%, 7/01/20 - FSA Insured                                  1/10 at 101.00          AAA               7,870,043

------------------------------------------------------------------------------------------------------------------------------------
       10,535   Total Kentucky                                                                                           11,069,546
------------------------------------------------------------------------------------------------------------------------------------


                                       40

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                LOUISIANA - 1.6% (1.1% OF TOTAL INVESTMENTS)

$       7,415   Louisiana Local Government Environmental Facilities and        12/12 at 100.00          AAA           $   7,545,801
                 Community Development Authority, Revenue Bonds, Baton
                 Rouge Community College Facilities Corporation, Series 2002,
                 5.000%, 12/01/32 - MBIA Insured

        3,350   Louisiana Public Facilities Authority, Revenue Bonds, Baton     7/14 at 100.00          AAA               3,494,419
                 Rouge General Hospital, Series 2004, 5.250%, 7/01/33 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,765   Total Louisiana                                                                                          11,040,220
------------------------------------------------------------------------------------------------------------------------------------


                MARYLAND - 1.6% (1.0% OF TOTAL INVESTMENTS)

                Frederick County, Maryland, General Obligation Public Facilities
                Bonds, Series 2002:
        3,710    5.000%, 11/01/18 (Pre-refunded 11/01/12)                      11/12 at 101.00       AA (4)               3,978,493
        3,890    5.000%, 11/01/19 (Pre-refunded 11/01/12)                      11/12 at 101.00       AA (4)               4,171,519

        2,500   Maryland Department of Transportation, Consolidated               No Opt. Call           AA               2,769,025
                 Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16

------------------------------------------------------------------------------------------------------------------------------------
       10,100   Total Maryland                                                                                           10,919,037
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 4.6% (3.0% OF TOTAL INVESTMENTS)

        1,100   Massachusetts Bay Transportation Authority, Assessment Bonds,   7/10 at 100.00          AAA               1,149,313
                 Series 2000A, 5.250%, 7/01/30

        4,150   Massachusetts Bay Transportation Authority, Assessment          7/10 at 100.00          AAA               4,389,123
                 Bonds, Series 2000A, 5.250%, 7/01/30 (Pre-refunded 7/01/10)

        8,315   Massachusetts Turnpike Authority, Metropolitan Highway          1/07 at 102.00          AAA               8,426,088
                 System Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 -
                 MBIA Insured

       10,000   Massachusetts Water Resources Authority, General Revenue        8/10 at 101.00          AAA              10,830,200
                 Bonds, Series 2000A, 5.750%, 8/01/39 (Pre-refunded 8/01/10) -
                 FGIC Insured

        6,195   University of Massachusetts Building Authority, Facilities     11/10 at 100.00          AAA               6,545,823
                 Revenue Bonds, Senior Series 2000A, 5.125%, 11/01/25
                 (Pre-refunded 11/01/10) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       29,760   Total Massachusetts                                                                                      31,340,547
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 0.4% (0.2% OF TOTAL INVESTMENTS)

        2,090   Grand Rapids Building Authority, Kent County, Michigan,         8/10 at 100.00          AAA               2,201,606
                 Limited Tax General Obligation Bonds, Series 2000,
                 5.375%, 8/01/17 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                MINNESOTA - 8.0% (5.2% OF TOTAL INVESTMENTS)

          930   Minnesota Agricultural and Economic Development Board,         11/10 at 101.00            A                 996,867
                 Healthcare System Revenue Bonds, Fairview Hospital and
                 Healthcare Services, Series 2000A, 6.375%, 11/15/29

       29,070   Minnesota Agricultural and Economic Development Board,         11/10 at 101.00        A (4)              32,348,804
                 Healthcare System Revenue Bonds, Fairview Hospital and
                 Healthcare Services, Series 2000A, 6.375%, 11/15/29
                 (Pre-refunded 11/15/10)

        2,680   Minnesota Housing Finance Agency, Single Family Remarketed      1/11 at 101.00          AA+               2,723,523
                 Mortgage Bonds, Series 1998H-2, 6.050%, 7/01/31 (Alternative
                 Minimum Tax)

       13,675   Minnesota, General Obligation Bonds, Series 2000,              11/10 at 100.00          AAA              14,419,193
                 5.125%, 11/01/16

        3,225   St. Paul Housing and Redevelopment Authority, Minnesota,       11/15 at 103.00          AAA               3,939,434
                 Sales Tax Revenue Refunding Bonds, Civic Center Project,
                 Series 1996, 7.100%, 11/01/23 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       49,580   Total Minnesota                                                                                          54,427,821
------------------------------------------------------------------------------------------------------------------------------------


                MISSISSIPPI - 1.0% (0.7% OF TOTAL INVESTMENTS)

        5,900   Mississippi Business Finance Corporation, Pollution Control    10/06 at 100.00         BBB-               5,948,439
                 Revenue Refunding Bonds, System Energy Resources Inc.
                 Project, Series 1998, 5.875%, 4/01/22

        1,100   Mississippi Home Corporation, GNMA Mortgage-Backed              7/07 at 105.00          Aaa               1,122,594
                 Securities Program Single Family Mortgage Revenue Bonds,
                 Series 1997D-5, 6.750%, 7/01/29 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        7,000   Total Mississippi                                                                                         7,071,033
------------------------------------------------------------------------------------------------------------------------------------

                                       41

                        Nuveen Municipal Market Opportunity Fund, Inc. (NMO) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MISSOURI - 0.6% (0.4% OF TOTAL INVESTMENTS)

                Kansas City Municipal Assistance Corporation, Missouri,
                Leasehold Revenue Bonds, Series 2004B-1:
$       7,000    0.000%, 4/15/27 - AMBAC Insured                                  No Opt. Call          AAA           $   2,480,730
        5,000    0.000%, 4/15/31 - AMBAC Insured                                  No Opt. Call          AAA               1,448,800

------------------------------------------------------------------------------------------------------------------------------------
       12,000   Total Missouri                                                                                            3,929,530
------------------------------------------------------------------------------------------------------------------------------------


                NEVADA - 6.0% (3.9% OF TOTAL INVESTMENTS)

        9,555   Clark County, Nevada, General Obligation Bank Bonds,            6/11 at 100.00          AAA              10,079,856
                 Southern Nevada Water Authority Loan, Series 2001,
                 5.300%, 6/01/20 - FGIC Insured

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
        6,125    0.000%, 1/01/17 - AMBAC Insured                                  No Opt. Call          AAA               3,699,194
        8,500    0.000%, 1/01/26 - AMBAC Insured                                  No Opt. Call          AAA               3,215,040
        5,315    0.000%, 1/01/27 - AMBAC Insured                                  No Opt. Call          AAA               1,901,122
       21,000    5.375%, 1/01/40 - AMBAC Insured                                1/10 at 100.00          AAA              21,765,660

        2,135   Reno, Nevada, Capital Improvement Revenue Bonds,                 6/15 at 33.61          AAA                 414,211
                 Series 2005B, 0.000%, 6/01/37 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       52,630   Total Nevada                                                                                             41,075,083
------------------------------------------------------------------------------------------------------------------------------------


                NEW JERSEY - 4.8% (3.1% OF TOTAL INVESTMENTS)

          170   Camden County Pollution Control Financing Authority,            6/06 at 100.00         Baa3                 173,012
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991D, 7.250%, 12/01/10

       18,000   New Jersey Transportation Trust Fund Authority, Transportation  6/10 at 100.00          AAA              19,391,220
                 System Bonds, Series 2000B, 5.750%, 6/15/17 (Pre-refunded
                 6/15/10)

        5,000   New Jersey Turnpike Authority, Revenue Bonds, Growth and        1/17 at 100.00          AAA               3,283,850
                 Income Securities, Series 2004B, 0.000%, 1/01/35 - AMBAC
                 Insured

        3,000   Rahway Valley Sewerage Authority, New Jersey, Sewer               No Opt. Call          Aaa               1,159,680
                 Revenue Bonds, Series 2005A, 0.000%, 9/01/25 -
                 MBIA Insured

        3,165   Tobacco Settlement Financing Corporation, New Jersey,           6/12 at 100.00          BBB               3,334,549
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 6.125%, 6/01/42

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2003:
        2,100    6.375%, 6/01/32                                                6/13 at 100.00          BBB               2,276,379
        2,925    6.750%, 6/01/39                                                6/13 at 100.00          BBB               3,248,476

------------------------------------------------------------------------------------------------------------------------------------
       34,360   Total New Jersey                                                                                         32,867,166
------------------------------------------------------------------------------------------------------------------------------------


                NEW MEXICO - 1.8% (1.2% OF TOTAL INVESTMENTS)

        5,925   New Mexico Hospital Equipment Loan Council, Hospital Revenue    8/11 at 101.00      AA- (4)               6,419,145
                 Bonds, Presbyterian Healthcare Services, Series 2001A,
                 5.500%, 8/01/21 (Pre-refunded 8/01/11)

        5,675   University of New Mexico, Revenue Refunding Bonds,                No Opt. Call           AA               6,219,630
                 Bonds, Presbyterian Healthcare

------------------------------------------------------------------------------------------------------------------------------------
       11,600   Total New Mexico                                                                                         12,638,775
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK - 16.3% (10.6% OF TOTAL INVESTMENTS)

          245   Dormitory Authority of the State of New York, Improvement       2/07 at 102.00          AA-                 253,122
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1997A, 5.750%, 2/15/27

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 1997A:
          465    5.750%, 2/15/27 (Pre-refunded 2/15/07)                         2/07 at 102.00      AA- (4)                 481,684
       19,290    5.750%, 2/15/27 (Pre-refunded 2/15/07)                         2/07 at 102.00      AA- (4)              19,982,125

        3,000   Long Island Power Authority, New York, Electric System          6/16 at 100.00           A-               3,072,750
                 General Revenue Bonds, Series 2006B, 5.000%, 12/01/35

        6,750   Nassau County Tobacco Settlement Corporation, New York,         7/09 at 101.00     BBB- (4)               7,355,948
                 Tobacco Settlement Asset-Backed Bonds, Series 1999A,
                 6.400%, 7/15/33 (Pre-refunded 7/15/09)

       17,870   New York City Transitional Finance Authority, New York,         8/09 at 101.00          AAA              19,157,355
                 Future Tax Secured Bonds, Fiscal Series 2000A,
                 5.750%, 8/15/24 (Pre-refunded 8/15/09)

          630   New York City, New York, General Obligation Bonds,              8/07 at 101.00           A+                 652,926
                 Fiscal Series 1997H, 6.125%, 8/01/25


                                       42

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK (continued)

$       9,370   New York City, New York, General Obligation Bonds,              8/07 at 101.00       A+ (4)           $   9,740,677
                 Fiscal Series 1997H, 6.125%, 8/01/25 (Pre-refunded 8/01/07)

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2002G:
        1,000    5.000%, 8/01/17                                                8/12 at 100.00           A+               1,032,720
       10,500    5.750%, 8/01/18                                                8/12 at 100.00           A+              11,368,770

        5,000   New York City, New York, General Obligation Bonds, Fiscal       8/12 at 100.00           A+               5,453,000
                 Series 2003A, 5.750%, 8/01/16

        7,805   New York State Power Authority, General Revenue Bonds,         11/12 at 100.00          Aa2               8,061,082
                 Series 2002A, 5.000%, 11/15/21

        5,400   New York State Tobacco Settlement Financing Corporation,        6/10 at 100.00          AA-               5,685,012
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16

       10,000   Port Authority of New York and New Jersey, Special Project     12/07 at 102.00          AAA              10,471,500
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 5.750%, 12/01/22 - MBIA Insured (Alternative Minimum Tax)

        8,000   TSASC Inc., New York, Tobacco Flexible Amortization Bonds,      7/09 at 101.00          AAA               8,682,080
                 Series 1999-1, 6.250%, 7/15/34 (Mandatory put 7/15/24)
                 (Pre-refunded 7/15/09)

------------------------------------------------------------------------------------------------------------------------------------
      105,325   Total New York                                                                                          111,450,751
------------------------------------------------------------------------------------------------------------------------------------


                NORTH CAROLINA - 1.4% (0.9% OF TOTAL INVESTMENTS)

        1,900   Charlotte-Mecklenburg Hospital Authority, North Carolina,       1/15 at 100.00           AA               1,918,164
                 Healthcare System Revenue Bonds, DBA Carolinas Healthcare
                 System, Series 2005A, 5.000%, 1/15/45

        7,500   North Carolina Municipal Power Agency 1, Catawba Electric       1/13 at 100.00          AAA               7,930,575
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/19 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        9,400   Total North Carolina                                                                                      9,848,739
------------------------------------------------------------------------------------------------------------------------------------


                NORTH DAKOTA - 4.3% (2.8% OF TOTAL INVESTMENTS)

       22,905   Fargo, North Dakota, Health System Revenue Bonds, MeritCare     6/10 at 101.00          AAA              24,383,746
                 Obligated Group, Series 2000A, 5.625%, 6/01/31 - FSA Insured

                North Dakota Water Commission, Water Development and
                Management Program Bonds, Series 2000A:
        2,230    5.700%, 8/01/18 (Pre-refunded 8/01/10) - MBIA Insured          8/10 at 100.00          AAA               2,399,993
        2,450    5.750%, 8/01/19 (Pre-refunded 8/01/10) - MBIA Insured          8/10 at 100.00          AAA               2,641,541

------------------------------------------------------------------------------------------------------------------------------------
       27,585   Total North Dakota                                                                                       29,425,280
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 2.6% (1.7% OF TOTAL INVESTMENTS)

       16,140   Montgomery County, Ohio, Hospital Facilities Revenue Bonds,       No Opt. Call            A              17,819,044
                 Kettering Medical Center, Series 1999, 6.300%, 4/01/12
------------------------------------------------------------------------------------------------------------------------------------


                OKLAHOMA - 0.0% (0.0% OF TOTAL INVESTMENTS)

          300   Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding      6/09 at 100.00           B-                 300,072
                 Bonds, American Airlines Inc., Series 2000B, 6.000%, 6/01/35
                 (Mandatory put 12/01/08) (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                OREGON - 2.4% (1.6% OF TOTAL INVESTMENTS)

        5,000   Oregon Health Sciences University, Revenue Bonds,               1/13 at 100.00          AAA               5,293,600
                 Series 2002A, 5.250%, 7/01/22 - MBIA Insured

                Portland, Oregon, Water System Revenue Bonds, Series 2000A:
        6,780    5.375%, 8/01/18                                                8/10 at 100.00          Aa1               7,144,764
        3,880    5.500%, 8/01/20                                                8/10 at 100.00          Aa1               4,118,504

------------------------------------------------------------------------------------------------------------------------------------
       15,660   Total Oregon                                                                                             16,556,868
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 3.9% (2.5% OF TOTAL INVESTMENTS)

        5,000   Delaware County Industrial Development Authority,               1/08 at 102.00          BB+               5,137,100
                 Pennsylvania, Resource Recovery Revenue Refunding Bonds,
                 Series 1997A, 6.200%, 7/01/19

        5,000   Pennsylvania Higher Education Assistance Agency, Capital       12/10 at 100.00          AAA               5,448,000
                 Acquisition Revenue Bonds, Series 2000, 5.875%, 12/15/30
                 (Pre-refunded 12/15/10) - MBIA Insured

       15,050   Pennsylvania, General Obligation Bonds, Second Series 2001,     9/11 at 101.00           AA              15,923,803
                 5.000%, 9/15/14

------------------------------------------------------------------------------------------------------------------------------------
       25,050   Total Pennsylvania                                                                                       26,508,903
------------------------------------------------------------------------------------------------------------------------------------


                                       43

                        Nuveen Municipal Market Opportunity Fund, Inc. (NMO) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                PUERTO RICO - 2.9% (1.9% OF TOTAL INVESTMENTS)

$      12,500   Puerto Rico Housing Finance Authority, Capital Fund Program       No Opt. Call           AA           $  12,268,500
                 Revenue Bonds, Series 2003, 4.500%, 12/01/23

        7,640   Puerto Rico, The Children's Trust Fund, Tobacco Settlement      5/12 at 100.00          BBB               7,789,744
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

------------------------------------------------------------------------------------------------------------------------------------
       20,140   Total Puerto Rico                                                                                        20,058,244
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH CAROLINA - 7.5% (4.9% OF TOTAL INVESTMENTS)

       24,730   Greenville County School District, South Carolina, Installment 12/12 at 101.00      AA- (4)              27,137,712
                 Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/22
                 (Pre-refunded 12/01/12)

       21,570   Piedmont Municipal Power Agency, South Carolina, Electric         No Opt. Call          AAA               6,638,383
                 Revenue Bonds, Series 2004A-2, 0.000%, 1/01/30 -
                 AMBAC Insured

        3,560   South Carolina Public Service Authority, Revenue Refunding      7/13 at 100.00          AAA               3,702,222
                 Bonds, Santee Cooper Electric  System, Series 2003A,
                 5.000%, 1/01/20 - AMBAC Insured

        1,045   Three Rivers Solid Waste Authority, South Carolina, Solid       1/07 at 102.00          AAA               1,075,201
                 Waste Disposal Facilities Revenue Bonds, Series 1997,
                 5.300%, 1/01/27 - MBIA Insured

       11,665   Tobacco Settlement Revenue Management Authority,                5/11 at 101.00          BBB              12,465,919
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.375%, 5/15/28

------------------------------------------------------------------------------------------------------------------------------------
       62,570   Total South Carolina                                                                                     51,019,437
------------------------------------------------------------------------------------------------------------------------------------


                TENNESSEE - 0.7% (0.5% OF TOTAL INVESTMENTS)

        5,000   Knox County Health, Educational and Housing Facilities Board,   7/13 at 100.00           AA               5,096,250
                 Tennessee, Hospital Revenue Bonds, East Tennessee
                 Children's Hospital, Series 2003A, 5.000%, 7/01/23 -
                 RAAI Insured
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 25.5% (16.6% OF TOTAL INVESTMENTS)

        5,000   Alliance Airport Authority, Texas, Special Facilities Revenue   6/06 at 100.00          CCC               4,849,250
                 Bonds, American Airlines Inc., Series 1990, 7.500%, 12/01/29
                 (Alternative Minimum Tax)

       12,250   Austin, Texas, Subordinate Lien Hotel Occupancy Tax Revenue    11/09 at 100.00          AAA              13,075,773
                 Refunding Bonds, Series 1999, 5.800%, 11/15/29
                 (Pre-refunded 11/15/09) - AMBAC Insured

       11,255   Brazos River Authority, Texas, Pollution Control Revenue        5/36 at 100.00         Baa2              11,935,140
                 Refunding Bonds, TXU Electric Company, Series 2001C,
                 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative
                 Minimum Tax)

                Brownsville Independent School District, Cameron County,
                Texas, General Obligation Bonds, Series 1999:
        5,015    5.625%, 8/15/25 (Pre-refunded 8/15/09)                         8/09 at 100.00          AAA               5,304,566
        8,825    5.625%, 8/15/29 (Pre-refunded 8/15/09)                         8/09 at 100.00          AAA               9,334,556

        1,000   Cedar Hill Independent School District, Dallas County, Texas,     No Opt. Call          AAA                 272,190
                 General Obligation Bonds, Series 2002, 0.000%, 8/15/32 -
                 FGIC Insured

       15,000   Central Texas Regional Mobility Authority, Travis and           1/15 at 100.00          AAA              15,193,950
                 Williamson Counties, Toll Road Revenue Bonds, Series 2005,
                 5.000%, 1/01/45 - FGIC Insured

                Clear Creek Independent School District, Galveston and Harris
                Counties, Texas, Unlimited Tax Schoolhouse and Refunding
                Bonds, Series 2000:
          585    5.400%, 2/15/18                                                2/10 at 100.00          AAA                 613,952
          340    5.650%, 2/15/19                                                2/10 at 100.00          AAA                 360,407
          235    5.700%, 2/15/20                                                2/10 at 100.00          AAA                 249,619
          270    5.700%, 2/15/21                                                2/10 at 100.00          AAA                 286,238

                Clear Creek Independent School District, Galveston and Harris
                Counties, Texas, Unlimited Tax Schoolhouse and Refunding
                Bonds, Series 2000:
       16,740    5.400%, 2/15/18 (Pre-refunded 2/15/10)                         2/10 at 100.00          AAA              17,723,308
        9,660    5.650%, 2/15/19 (Pre-refunded 2/15/10)                         2/10 at 100.00          AAA              10,312,243
        6,645    5.700%, 2/15/20 (Pre-refunded 2/15/10)                         2/10 at 100.00          AAA               7,105,299
        7,750    5.700%, 2/15/21 (Pre-refunded 2/15/10)                         2/10 at 100.00          AAA               8,286,843

        2,500   Comal Independent School District, Comal, Bexar, Guadalupe,       No Opt. Call          Aaa               1,112,575
                 Hays, and Kendall Counties, Texas, General Obligation Bonds,
                 Series 2005A, 0.000%, 2/01/23

        6,000   Dallas-Ft. Worth International Airport Facility Improvement    11/09 at 101.00          CCC               5,034,780
                 Corporation, Texas, Revenue Bonds, American Airlines Inc.,
                 Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)


                                       44

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS (continued)

$      11,750   Dallas-Ft. Worth International Airport Facility Improvement    11/07 at 100.00          CCC           $  11,563,410
                 Corporation, Texas, Revenue Refunding Bonds, American
                 Airlines Inc., Series 2000C, 6.150%, 5/01/29 (Mandatory
                 put 11/01/07) (Alternative Minimum Tax)

                Ennis Independent School District, Ellis County, Texas,
                General Obligation Bonds, Series 2006:
        3,950    0.000%, 8/15/30                                                 8/16 at 49.21          Aaa               1,132,070
        4,000    0.000%, 8/15/31                                                 8/16 at 46.64          Aaa               1,060,320

        1,050   Houston, Texas, Hotel Occupancy Tax and Special Revenue           No Opt. Call          AAA                 285,170
                 Bonds, Convention and Entertainment Project, Series 2001B,
                 0.000%, 9/01/32 - AMBAC Insured

        1,250   Houston, Texas, Junior Lien Water and Sewerage System          12/11 at 100.00          AAA               1,290,213
                 Revenue Refunding Bonds, Series 2001A, 5.000%, 12/01/20 -
                 FSA Insured

       21,500   Houston, Texas, Subordinate Lien Airport System Revenue Bonds,  7/10 at 100.00          AAA              22,702,065
                 Series 2000B, 5.500%, 7/01/30 - FSA Insured

        9,350   Leander Independent School District, Williamson and Travis       8/15 at 39.49          AAA               2,287,104
                 Counties, Texas, General Obligation Bonds, Series 2005,
                 0.000%, 8/15/32 - FGIC Insured

       15,000   San Antonio Independent School District, Bexar County, Texas,   8/09 at 100.00          AAA              15,945,900
                 General Obligation Bonds, Series 1999, 5.800%, 8/15/29
                 (Pre-refunded 8/15/09)

        5,000   White Settlement Independent School District, Tarrant County,    8/15 at 36.81          AAA               1,139,450
                 Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/34

        3,970   Wichita Falls, Wichita County, Texas, Priority Lien Water and   8/11 at 100.00          AAA               4,102,122
                 Series 2001, 5.000%, 8/01/21 - AMBAC Insured

                Wylie Independent School District, Taylor County, Texas, General
                Obligation Bonds, Series 2005:
        3,000    0.000%, 8/15/23                                                 8/15 at 67.10          AAA               1,255,470
        2,000    0.000%, 8/15/24                                                 8/15 at 63.56          AAA                 793,040

------------------------------------------------------------------------------------------------------------------------------------
      190,890   Total Texas                                                                                             174,607,023
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 17.9% (11.6% OF TOTAL INVESTMENTS)

        5,500   Clark County Public Utility District 1, Washington, Generating  1/11 at 100.00          AAA               5,694,920
                 System Revenue Refunding Bonds, Series 2000,
                 5.125%, 1/01/20 - FSA Insured

        2,755   Cowlitz County, Washington, Special Sewerage Revenue              No Opt. Call          AAA               3,033,613
                 Refunding Bonds, CSOB Wastewater Treatment Facilities,
                 Series 2002, 5.500%, 11/01/16 - FGIC Insured

       10,000   Energy Northwest, Washington, Electric Revenue Refunding        7/11 at 101.00          AAA              10,753,900
                 Bonds, Nuclear Project 3, Series 2001A, 5.500%, 7/01/17 -
                 FSA Insured

        2,500   King County, Washington, Sewer Revenue Bonds, Series 2001,      1/12 at 100.00          AAA               2,579,650
                 5.000%, 1/01/23 - FGIC Insured

       33,490   Port of Seattle, Washington, Revenue Bonds, Series 2000A,       8/10 at 100.00          AAA              35,545,280
                 5.625%, 2/01/30 - MBIA Insured

        6,950   Port of Seattle, Washington, Revenue Bonds, Series 2000B,       8/10 at 100.00          AAA               7,317,864
                 5.625%, 2/01/24 - MBIA Insured (Alternative Minimum Tax)

                Seattle, Washington, General Obligation Refunding and
                Improvement Bonds, Series 2002:
        6,165    4.400%, 12/01/19                                              12/12 at 100.00          AAA               6,167,898
        6,445    4.500%, 12/01/20                                              12/12 at 100.00          AAA               6,472,133

        3,000   Spokane County School District 81, Spokane, Washington,         6/15 at 100.00          AAA               2,701,770
                 General Obligation Bonds, Series 2005, 0.000%, 6/01/24 -
                 MBIA Insured

        6,630   Tacoma, Washington, Electric System Revenue Refunding           1/11 at 101.00          AAA               7,247,651
                 Bonds, Series 2001A, 5.750%, 1/01/17 (Pre-refunded 1/01/11) -
                 FSA Insured

        3,520   Washington State Healthcare Facilities Authority, Revenue      10/11 at 100.00          Aaa               3,719,021
                 Bonds, Children's Hospital and Regional Medical Center,
                 Series 2001, 5.000%, 10/01/21 (Pre-refunded 10/01/11) -
                 AMBAC Insured

        7,890   Washington State Higher Education Facilities Authority,        11/09 at 101.00           AA               8,408,215
                 Revenue Bonds, Pacific Lutheran University, Series 1999,
                 5.950%, 11/01/29 - RAAI Insured

       12,185   Washington State Tobacco Settlement Authority, Tobacco          6/13 at 100.00          BBB              13,253,015
                 Settlement Asset-Backed Revenue Bonds, Series 2002,
                 6.500%, 6/01/26

        9,000   Washington, Motor Vehicle Fuel Tax General Obligation Bonds,    1/12 at 100.00          AAA               9,302,310
                 Series 2002C, 5.000%, 1/01/21 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
      116,030   Total Washington                                                                                        122,197,240
------------------------------------------------------------------------------------------------------------------------------------


                                       45

                        Nuveen Municipal Market Opportunity Fund, Inc. (NMO) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WISCONSIN - 1.1% (0.7% OF TOTAL INVESTMENTS)

$       4,180   Badger Tobacco Asset Securitization Corporation, Wisconsin,     6/12 at 100.00          BBB           $   4,413,996
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 6.125%, 6/01/27

        1,755   Wisconsin Health and Educational Facilities Authority,          5/16 at 100.00          BBB               1,671,550
                 Revenue Bonds, Divine Savior Healthcare, Series 2006,
                 4.750%, 5/01/25

        1,250   Wisconsin Health and Educational Facilities Authority, Revenue  3/08 at 101.00          N/R               1,246,638
                 Bonds, United Lutheran Program for the Aging Inc.,
                 Series 1998, 5.700%, 3/01/28

------------------------------------------------------------------------------------------------------------------------------------
        7,185   Total Wisconsin                                                                                           7,332,184
------------------------------------------------------------------------------------------------------------------------------------


                WYOMING - 0.5% (0.3% OF TOTAL INVESTMENTS)

        2,800   Jackson National Rural Utilities Cooperative Financing          5/07 at 101.00            A               2,862,160
                 Corporation, Wyoming, Guaranteed Gas Supply Revenue
                 Bonds, Lower Valley Power and Light Inc., Series 1997B,
                 5.875%, 5/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$   1,181,113   Total Long-Term Municipal Bonds (cost $991,174,819)                                                    1,048,788,821
=============-----------------------------------------------------------------------------------------------------------------------

                SHORT-TERM MUNICIPAL BONDS - 0.1% (0.1% OF TOTAL INVESTMENTS)

        1,000   New Jersey Economic Development Authority, Dock Facility          No Opt. Call       VMIG-1               1,000,000
                 Revenue Refunding Bonds, Bayonne/IMTT Project, Variable
                 Rate Demand Obligations, Series 1993C, 3.770%, 12/01/27 (5)
------------------------------------------------------------------------------------------------------------------------------------
$       1,000   Total Short-Term Municipal Bonds (cost $1,000,000)                                                        1,000,000
=============-----------------------------------------------------------------------------------------------------------------------
       SHARES   DESCRIPTION (1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMON STOCKS - 0.1% (0.1% OF TOTAL INVESTMENTS)

                AIRLINES - 0.1% (0.1% OF TOTAL INVESTMENTS)

       14,752   UAL Corporation (6) (7) (8)                                                                                 531,220
------------------------------------------------------------------------------------------------------------------------------------
                Total Common Stocks (cost $599,673)                                                                         531,220
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $992,774,492) - 153.7%                                                        1,050,320,041
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                     13,073,486
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (55.6)%                                                       (380,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $ 683,393,527
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                    (6)  Non-income producing.

                    (7) On December 9, 2002, UAL Corporation ("UAL"), the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the Fund had stopped accruing interest on its UAL bonds.

                    (8) On February 1, 2006, UAL emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settle agreement established to meet UAL's unsecured bond obligations, the bondholders, including the Fund, received a distribution of UAL common stock during the subsequent month, and the bankruptcy court dismissed all unsecured claims of bondholders, including those of the Fund. Subsequent to fiscal year-end, the Fund liquidated its UAL common stock holdings.

                   N/R   Not rated.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen Dividend Advantage Municipal Fund (NAD)
                        Portfolio of
                                INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 0.3% (0.2% OF TOTAL INVESTMENTS)

$       1,500   Alabama 21st Century Authority, Tobacco Settlement Revenue      6/10 at 102.00           A-           $   1,554,000
                 Bonds, Series 2000, 5.750%, 12/01/20
------------------------------------------------------------------------------------------------------------------------------------


                ALASKA - 0.1% (0.1% OF TOTAL INVESTMENTS)

          750   Alaska Housing Finance Corporation, General Housing Purpose    12/14 at 100.00          AAA                 786,143
                 Bonds, Series 2005A, 5.250%, 12/01/34 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 2.7% (1.8% OF TOTAL INVESTMENTS)

        1,535   Alameda Corridor Transportation Authority, California,            No Opt. Call          AAA                 318,559
                 Senior Lien Revenue Bonds, Series 1999A, 0.000%, 10/01/37 -
                 MBIA Insured

          200   California, General Obligation Bonds, Series 1997,             10/07 at 101.00          AAA                 204,944
                 5.000%, 10/01/18 - AMBAC Insured

                California, General Obligation Bonds, Series 1997:
        2,195    5.000%, 10/01/18 (Pre-refunded 10/01/07) - AMBAC Insured      10/07 at 101.00          AAA               2,258,589
          210    5.000%, 10/01/18 (Pre-refunded 10/01/07) - AMBAC Insured      10/07 at 101.00          AAA                 216,084

        5,000   California, General Obligation Bonds, Series 2005, 5.000%,      3/16 at 100.00            A               5,102,950
                 3/01/31

        3,500   Golden State Tobacco Securitization Corporation, California,      No Opt. Call          AAA               1,294,055
                 Tobacco Settlement Asset-Backed Revenue Bonds,
                 Series 2005A, 0.000%, 6/01/26 - FSA Insured

        2,475   Los Angeles Department of Water and Power, California,          7/06 at 100.00          AA-               2,478,811
                 Power System Revenue Bonds, Series 2001A-3, 5.375%, 7/01/20

       17,000   San Joaquin Hills Transportation Corridor Agency, Orange          No Opt. Call          AAA               4,037,330
                 County, California, Toll Road Revenue Refunding Bonds,
                 Series 1997A, 0.000%, 1/15/35 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       32,115   Total California                                                                                         15,911,322
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 3.7% (2.5% OF TOTAL INVESTMENTS)

        3,205   Denver City and County, Colorado, Airport Special Facilities    1/09 at 101.00          AAA               3,385,506
                 Revenue Bonds, Rental Car Projects, Series 1999A,
                 6.000%, 1/01/12 - MBIA Insured (Alternative Minimum Tax)

       10,250   Denver City and County, Colorado, Airport System Revenue       11/06 at 101.00          AAA              10,439,728
                 Bonds, Series 1996D, 5.500%, 11/15/25 - MBIA Insured

        2,950   Denver Convention Center Hotel Authority, Colorado, Senior     12/13 at 100.00          AAA               3,127,118
                 Revenue Bonds, Convention Center Hotel, Series 2003A,
                 5.000%, 12/01/22 (Pre-refunded 12/01/13) - XLCA Insured

        1,475   Denver, Colorado, FHA-Insured Multifamily Housing Revenue      10/07 at 102.00          AAA               1,507,273
                 Bonds, Boston Lofts Project, Series 1997A, 5.750%, 10/01/27
                 (Alternative Minimum Tax)

        8,515   E-470 Public Highway Authority, Colorado, Senior Revenue          No Opt. Call          AAA               3,300,840
                 Bonds, Series 1997B, 0.000%, 9/01/25 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       26,395   Total Colorado                                                                                           21,760,465
------------------------------------------------------------------------------------------------------------------------------------


                CONNECTICUT - 0.5% (0.3% OF TOTAL INVESTMENTS)

        2,700   Connecticut Development Authority, Health Facilities            8/06 at 100.00          N/R               2,708,316
                 Revenue Refunding Bonds, Alzheimer's Resource Center of
                 Connecticut Inc., Series 1994A, 7.125%, 8/15/14
------------------------------------------------------------------------------------------------------------------------------------


                DISTRICT OF COLUMBIA - 0.9% (0.6% OF TOTAL INVESTMENTS)

        5,000   Washington Convention Center Authority, District of Columbia,  10/08 at 101.00          AAA               5,196,600
                 Senior Lien Dedicated Tax Revenue Bonds, Series 1998,
                 5.250%, 10/01/13 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                FLORIDA - 8.0% (5.4% OF TOTAL INVESTMENTS)

        1,630   Florida Housing Finance Agency, Housing Revenue Bonds,         12/07 at 102.00          AAA               1,671,810
                 Mar Lago Village Apartments, Series 1997F, 5.800%, 12/01/17 -
                 AMBAC Insured (Alternative Minimum Tax)

       15,000   Florida State Board of Education, Public Education Capital      6/15 at 101.00          AAA              14,561,100
                 Outlay Bonds, Series 2005E, 4.500%, 6/01/35


                                       47

                        Nuveen Dividend Advantage Municipal Fund (NAD) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA (continued)

$      14,350   JEA St. John's River Power Park System, Florida, Revenue       10/11 at 100.00          Aa2           $  15,213,009
                 Refunding Bonds, Issue 2, Series 2002-17, 5.250%, 10/01/13

       13,625   Martin County Industrial Development Authority, Florida,        6/06 at 101.00          BB+              13,822,835
                 Industrial Development Revenue Bonds, Indiantown
                 Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative
                 Minimum Tax)

        2,405   Venice, Florida, Revenue Bonds, Bon Secours System, Revenue     8/06 at 102.00          AAA               2,465,895
                 Bonds, Series 1996, 5.600%, 8/15/16 (Pre-refunded 8/15/06) -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       47,010   Total Florida                                                                                            47,734,649
------------------------------------------------------------------------------------------------------------------------------------


                GEORGIA - 1.4% (0.9% OF TOTAL INVESTMENTS)

        4,000   Forsyth County Water and Sewerage Authority, Georgia, Revenue   4/10 at 101.00       AA (4)               4,354,720
                 Bonds, Series 2000, 6.000%, 4/01/25 (Pre-refunded 4/01/10)

          880   Gainesville and Hall County Hospital Authority, Georgia,        5/09 at 101.00          AAA                 922,715
                 Revenue Anticipation Certificates, Northeast Georgia Health
                 Services Inc., Series 1999, 5.500%, 5/15/29 - MBIA Insured

        2,620   Gainesville and Hall County Hospital Authority, Georgia,        5/09 at 101.00          AAA               2,772,667
                 Revenue Anticipation Certificates, Northeast Georgia Health
                 Services Inc., Series 1999, 5.500%, 5/15/29 (Pre-refunded
                 5/15/09) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        7,500   Total Georgia                                                                                             8,050,102
------------------------------------------------------------------------------------------------------------------------------------


                IDAHO - 0.1% (0.1% OF TOTAL INVESTMENTS)

          330   Idaho Housing and Finance Association, Single Family            7/09 at 101.00          Aa2                 331,155
                 Mortgage Bonds, Series 1999E, 5.750%, 1/01/21 (Alternative
                 Minimum Tax)

          400   Idaho Housing and Finance Association, Single Family Mortgage   1/10 at 100.00          Aa2                 415,672
                 Bonds, Series 2000D, 6.350%, 7/01/22 (Alternative
                 Minimum Tax)

          555   Idaho Housing and Finance Association, Single Family Mortgage   7/10 at 100.00          Aaa                 557,015
                 Bonds, Series 2000E, 5.950%, 7/01/20 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,285   Total Idaho                                                                                               1,303,842
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 36.7% (24.8% OF TOTAL INVESTMENTS)

        3,265   Channahon, Illinois, Revenue Refunding Bonds, Morris Hospital, 12/09 at 102.00         BBB+               3,374,475
                 Series 1999, 5.750%, 12/01/12

        7,250   Chicago Board of Education, Illinois, Unlimited Tax General       No Opt. Call          AAA               8,263,913
                 Obligation Bonds, Dedicated Tax Revenues, Series 1999A,
                 5.500%, 12/01/26 - FGIC Insured

                Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue
                Bonds, Archer Court Apartments, Series 1999A:
          850    5.500%, 12/20/19 (Alternative Minimum Tax)                    10/10 at 101.00          AAA                 877,736
        1,210    5.600%, 12/20/29 (Alternative Minimum Tax)                    10/10 at 101.00          AAA               1,234,938
        1,925    5.650%, 12/20/40 (Alternative Minimum Tax)                    10/10 at 101.00          AAA               1,957,821

       22,750   Chicago, Illinois, General Obligation Refunding Bonds,            No Opt. Call          AAA              25,611,267
                 Emergency Telephone System, Series 1999, 5.500%, 1/01/23 -
                 FGIC Insured

        2,620   Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds,        No Opt. Call          AAA               2,835,207
                 Series 1993, 5.375%, 1/01/14 - AMBAC Insured

        3,340   Chicago, Illinois, Third Lien General Airport Revenue Bonds,    1/16 at 100.00          AAA               3,439,231
                 O'Hare International Airport, Series 2005A, 5.000%, 1/01/33 -
                 FGIC Insured

        1,145   Chicago, Illinois, Wastewater Transmission Revenue Bonds,       1/08 at 100.00          AAA               1,163,183
                 Series 1995, 5.125%, 1/01/25 - FGIC Insured

          190   DuPage County Community School District 200, Wheaton,          11/13 at 100.00          Aaa                 200,803
                 Illinois, General Obligation Bonds, Series 2003B,
                 5.250%, 11/01/20 - FSA Insured

          810   DuPage County Community School District 200, Wheaton,          11/13 at 100.00          Aaa                 873,042
                 Illinois, General Obligation Bonds, Series 2003B,
                 5.250%, 11/01/20 (Pre-refunded 11/01/13) - FSA Insured

          500   Hoffman Estates Park District, Cook County, Illinois, General  12/09 at 102.00          AAA                 529,885
                 Obligation Bonds, Series 1999, 5.375%, 12/01/29 -
                 MBIA Insured

        3,935   Illinois Development Finance Authority, Local Government          No Opt. Call          Aaa               2,681,584
                 Program Revenue Bonds, Lake County School District 116 -
                 Round Lake, Series 1999, 0.000%, 1/01/15 - MBIA Insured


                                       48

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS (continued)

$      24,835   Illinois Development Finance Authority, Revenue Bonds,          9/07 at 102.00          AAA           $  25,846,525
                 Presbyterian Home of Lake Forest, Series 1999,
                 5.625%, 9/01/31 - FSA Insured

        5,570   Illinois Finance Authority, Revenue Bonds, University of        7/14 at 100.00          Aa1               5,710,475
                 Chicago, Series 2004A, 5.000%, 7/01/34

       17,280   Illinois Health Facilities Authority, Converted Adjustable     10/07 at 102.00          AAA              18,150,394
                 Rate Revenue Bonds, Highland Park Hospital, Series 1991A,
                 6.000%, 10/01/15 (Pre-refunded 10/01/07) - FGIC Insured

        9,900   Illinois Health Facilities Authority, Remarketed Revenue Bonds, 8/11 at 103.00          Aa1              10,644,183
                 University of Chicago Project, Series 1985A, 5.500%, 8/01/20

        5,400   Illinois Health Facilities Authority, Revenue Bonds, Loyola     7/07 at 101.00          AAA               5,473,764
                 University Health System, Series 1997A, 5.000%, 7/01/24 -
                 MBIA Insured

        5,490   Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush 2/07 at 102.00            A               5,612,262
                 Lincoln Health Center, Series 1996B, 5.500%, 2/15/16

        7,245   Illinois Health Facilities Authority, Revenue Refunding Bonds,  7/06 at 100.00         BBB-               7,249,202
                 Proctor Community Hospital, Series 1991, 7.375%, 1/01/23

        1,500   Illinois Housing Development Authority, Housing Finance Bonds,  1/15 at 100.00          AAA               1,481,430
                 Series 2005E, 4.800%, 1/01/36 - FGIC Insured

        5,000   Kane, McHenry, Cook and DeKalb Counties Community Unit         12/11 at 100.00          AAA               5,426,500
                 School District 300, Carpentersville, Illinois, General
                 Obligation Bonds, Series 2000, 5.500%, 12/01/19
                 (Pre-refunded 12/01/11) - MBIA Insured

       11,345   Lake and McHenry Counties Community Unit School                  1/15 at 60.14          Aaa               4,389,267
                 District 118, Wauconda, Illinois, General Obligation Bonds,
                 Series 2005B, 0.000%, 1/01/25 - FSA Insured

        3,000   Lombard Public Facilities Corporation, Illinois, First Tier     1/16 at 100.00          N/R               3,182,040
                 Conference Center and Hotel Revenue Bonds, Series 2005A-1,
                 7.125%, 1/01/36

       22,500   Metropolitan Pier and Exposition Authority, Illinois, Revenue  12/09 at 101.00          AAA              23,831,549
                 Bonds, McCormick Place Expansion Project, Series 1999A,
                 5.500%, 12/15/24 - FGIC Insured

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Refunding Bonds, McCormick Place Expansion Project,
                Series 1996A:
        9,750    0.000%, 12/15/22 - MBIA Insured                                  No Opt. Call          AAA               4,394,325
       13,000    0.000%, 12/15/23 - MBIA Insured                                  No Opt. Call          AAA               5,584,930

                Regional Transportation Authority, Cook, DuPage, Kane, Lake,
                McHenry and Will Counties, Illinois, General Obligation Bonds,
                Series 1999:
       22,650    5.750%, 6/01/19 - FSA Insured                                    No Opt. Call          AAA              25,776,605
        3,500    5.750%, 6/01/23 - FSA Insured                                    No Opt. Call          AAA               4,038,125

        1,300   Schaumburg, Illinois, General Obligation Bonds, Series 2004B,  12/14 at 100.00          AAA               1,377,818
                 5.250%, 12/01/34 - FGIC Insured

       10,000   Will County Community High School District 210 Lincoln-Way,       No Opt. Call          Aaa               4,387,800
                 Illinois, General Obligation Bonds, Series 2006,
                 0.000%, 1/01/23 (WI/DD, Settling 5/08/06) - FSA Insured

        4,500   Will County School District 122, New Lenox, Illinois, General     No Opt. Call          Aaa               2,508,210
                 Obligation Bonds, Series 2000B, 0.000%, 11/01/18 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
      233,555   Total Illinois                                                                                          218,108,489
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 3.8% (2.6% OF TOTAL INVESTMENTS)

        8,755   Indiana Health Facility Financing Authority, Hospital Revenue  11/09 at 101.00          AAA               9,326,964
                 Bonds, Charity Obligated Group, Series 1999D,
                 5.500%, 11/15/24 (Pre-refunded 11/15/09) - MBIA Insured

        8,000   Indiana Health Facility Financing Authority, Hospital Revenue   8/10 at 101.50          AAA               8,641,120
                 Bonds, Clarian Health Obligated Group, Series 2000A,
                 5.500%, 2/15/26 (Pre-refunded 8/15/10) - MBIA Insured

        4,190   Indianapolis, Indiana, Economic Development Revenue Bonds,      6/09 at 101.00      Aa3 (4)               4,460,842
                 Park Tudor Foundation Inc., Project, Series 1999,
                 5.700%, 6/01/24 (Pre-refunded 6/01/09)

------------------------------------------------------------------------------------------------------------------------------------
       20,945   Total Indiana                                                                                            22,428,926
------------------------------------------------------------------------------------------------------------------------------------


                IOWA - 1.2% (0.8% OF TOTAL INVESTMENTS)

        7,000   Iowa Tobacco Settlement Authority, Asset Backed Settlement      6/15 at 100.00          BBB               7,144,340
                 Revenue Bonds, Series 2005C, 5.625%, 6/01/46
------------------------------------------------------------------------------------------------------------------------------------


                                       49

                        Nuveen Dividend Advantage Municipal Fund (NAD) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                KANSAS - 0.8% (0.5% OF TOTAL INVESTMENTS)

$       3,825   Wichita, Kansas, Water and Sewerage Utility Revenue Bonds,     10/06 at 101.00          AAA           $   3,684,967
                 Series 1999, 4.000%, 10/01/18 - FGIC Insured

        1,000   Wyandotte County-Kansas City Unified Government, Kansas,       12/15 at 100.00          N/R               1,022,520
                 Sales Tax Special Obligation Bonds, Redevelopment Project
                 Area B, Series 2005, 5.000%, 12/01/20

------------------------------------------------------------------------------------------------------------------------------------
        4,825   Total Kansas                                                                                              4,707,487
------------------------------------------------------------------------------------------------------------------------------------


                KENTUCKY - 1.7% (1.1% OF TOTAL INVESTMENTS)

        3,030   Hardin County School District Finance Corporation, Kentucky,    2/10 at 101.00      Aa3 (4)               3,268,400
                 School Building Revenue Bonds, Series 2000, 5.750%, 2/01/20
                 (Pre-refunded 2/01/10)

                Kentucky Economic Development Finance Authority, Hospital
                System Revenue Refunding and Improvement Bonds, Appalachian
                Regional Healthcare Inc., Series 1997:
        1,850    5.850%, 10/01/17                                               4/08 at 102.00          BB-               1,836,236
        5,000    5.875%, 10/01/22                                               4/08 at 102.00          BB-               4,914,550

------------------------------------------------------------------------------------------------------------------------------------
        9,880   Total Kentucky                                                                                           10,019,186
------------------------------------------------------------------------------------------------------------------------------------


                LOUISIANA - 4.0% (2.7% OF TOTAL INVESTMENTS)

        2,245   Lafayette, Louisiana, Sales Tax Revenue Bonds, Public           5/10 at 101.50          AAA               2,402,419
                 Improvements, Series 2000B, 5.625%, 5/01/25 - FGIC Insured

        1,750   Louisiana Local Government Environmental Facilities and         6/12 at 105.00          Aaa               1,911,962
                 Community Development Authority, GNMA Collateralized
                 Mortgage Revenue Refunding Bonds, Sharlo Apartments,
                 Series 2002A, 6.500%, 6/20/37

        5,350   Louisiana Public Facilities Authority, Revenue Bonds,           7/14 at 100.00          AAA               5,580,639
                 Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/33 -
                 MBIA Insured

       13,570   Louisiana Transportation Authority, Senior Lien Toll Road       12/10 at 38.73          AAA               4,146,178
                 Revenue Bonds, Series 2005B, 0.000%, 12/01/28 -
                 MBAC Insured

        9,545   Tobacco Settlement Financing Corporation, Louisiana, Tobacco    5/11 at 101.00          BBB               9,808,728
                 Settlement Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/30

------------------------------------------------------------------------------------------------------------------------------------
       32,460   Total Louisiana                                                                                          23,849,926
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 2.4% (1.6% OF TOTAL INVESTMENTS)

        1,500   Boston Industrial Development Financing Authority,              9/12 at 102.00          N/R               1,492,350
                 Massachusetts, Subordinate Revenue Bonds, Crosstown
                 Center Project, Series 2002, 8.000%, 9/01/35 (Alternative
                 Minimum Tax)

        4,365   Massachusetts Health and Educational Facilities Authority,     10/15 at 100.00          AAA               4,524,192
                 Revenue Bonds, Berkshire Health System, Series 2005F,
                 5.000%, 10/01/19 - AGC Insured

        7,000   Massachusetts Port Authority, Special Facilities Revenue        7/07 at 102.00          AAA               7,246,820
                 Bonds, BOSFUEL Corporation, Series 1997, 5.500%, 7/01/18 -
                 MBIA Insured (Alternative Minimum Tax)

          785   Massachusetts Port Authority, Special Facilities Revenue Bonds, 9/06 at 102.00          AAA                 805,528
                 US Airways Group Inc., Series 1996A, 5.875%, 9/01/23 -
                 MBIA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       13,650   Total Massachusetts                                                                                      14,068,890
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 3.5% (2.4% OF TOTAL INVESTMENTS)

        2,435   Detroit, Michigan, Senior Lien Water Supply System Revenue      7/11 at 100.00          AAA               2,553,122
                 Bonds, Series 2001A, 5.250%, 7/01/33 - FGIC Insured

       15,255   Michigan State Hospital Finance Authority, Hospital Revenue     8/08 at 101.00          BB-              14,352,972
                 Bonds, Detroit Medical Center Obligated Group, Series 1998A,
                 5.250%, 8/15/28

        4,000   Wayne County, Michigan, Airport Revenue Bonds, Detroit         12/08 at 101.00          AAA               4,145,520
                 Metropolitan Wayne County Airport, Series 1998A,
                 5.375%, 12/01/16 - MBIA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       21,690   Total Michigan                                                                                           21,051,614
------------------------------------------------------------------------------------------------------------------------------------


                MINNESOTA - 0.1% (0.2% OF TOTAL INVESTMENTS)

        1,220   Minnesota Housing Finance Agency, Single Family Mortgage        1/10 at 101.00          AA+               1,235,311
                 Bonds, Series 1998H-1, 5.650%, 7/01/31 (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                                       50

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MISSOURI - 2.1% (1.4% OF TOTAL INVESTMENTS)

                Kansas City Municipal Assistance Corporation, Missouri,
                Leasehold Revenue Bonds, Series 2004B-1:
$       7,000    0.000%, 4/15/27 - AMBAC Insured                                  No Opt. Call          AAA           $   2,480,730
        5,000    0.000%, 4/15/29 - AMBAC Insured                                  No Opt. Call          AAA               1,597,800

        2,185   Missouri Health and Educational Facilities Authority, Revenue   6/11 at 101.00          AAA               2,300,150
                 Bonds, SSM Healthcare System, Series 2001A, 5.250%, 6/01/21 -
                 AMBAC Insured

                Missouri Health and Educational Facilities Authority, Revenue
                Bonds, SSM Healthcare System, Series 2001A:
        2,185    5.250%, 6/01/21 (Pre-refunded 6/01/11) - AMBAC Insured         6/11 at 101.00          AAA               2,352,065
        3,670    5.250%, 6/01/28 (Pre-refunded 6/01/11) - AMBAC Insured         6/11 at 101.00          AAA               3,941,764

------------------------------------------------------------------------------------------------------------------------------------
       20,040   Total Missouri                                                                                           12,672,509
------------------------------------------------------------------------------------------------------------------------------------


                MONTANA - 0.3% (0.2% OF TOTAL INVESTMENTS)

        1,005   Montana Board of Housing, Single Family Mortgage Bonds,        12/09 at 100.00          AA+               1,007,633
                 Series 2000A-2, 6.450%, 6/01/29 (Alternative Minimum Tax)

        1,000   Montana Higher Education Student Assistance Corporation,       12/09 at 100.00           A2               1,052,220
                 Student Loan Revenue Bonds, Subordinate Series 1999B,
                 6.400%, 12/01/32 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,005   Total Montana                                                                                             2,059,853
------------------------------------------------------------------------------------------------------------------------------------


                NEBRASKA - 0.3% (0.2% OF TOTAL INVESTMENTS)

        1,500   NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student         No Opt. Call          AAA               1,511,940
                 Loan Program, Series 1993A-5A, 6.200%, 6/01/13 - MBIA
                 Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                NEVADA - 1.6% (1.1% OF TOTAL INVESTMENTS)

        2,115   Clark County, Nevada, General Obligation Bank Bonds,            6/11 at 100.00          AAA               2,231,177
                 Southern Nevada Water Authority Loan, Series 2001,
                 5.300%, 6/01/19 - FGIC Insured

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier, Series
                2000:
        8,000    0.000%, 1/01/19 - AMBAC Insured                                  No Opt. Call          AAA               4,363,520
        3,000    5.375%, 1/01/40 - AMBAC Insured                                1/10 at 100.00          AAA               3,109,380

------------------------------------------------------------------------------------------------------------------------------------
       13,115   Total Nevada                                                                                              9,704,077
------------------------------------------------------------------------------------------------------------------------------------


                NEW HAMPSHIRE - 0.1% (0.2% OF TOTAL INVESTMENTS)

          985   New Hampshire Housing Finance Agency, Single Family             7/06 at 101.00          Aa2                 988,428
                 Mortgage Acquisition Revenue Bonds, Series 1995D,
                 6.550%, 7/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                NEW JERSEY - 6.6% (4.4% OF TOTAL INVESTMENTS)

        1,275   New Jersey Health Care Facilities Financing Authority,          8/11 at 100.00          AAA               1,280,432
                 FHA-Insured Mortgage Revenue Bonds, Jersey City Medical
                 Center, Series 2001, 4.800%, 8/01/21 - AMBAC Insured

        2,250   New Jersey Higher Education Assistance Authority, Student       6/10 at 101.00          AAA               2,316,623
                 Loan Revenue Bonds, Series 2000A, 6.000%, 6/01/13 -
                 MBIA Insured (Alternative Minimum Tax)

        4,130   New Jersey Transit Corporation, Certificates of Participation,    No Opt. Call          AAA               4,489,599
                 Federal Transit Administration Grants, Series 2002A,
                 5.500%, 9/15/13 - AMBAC Insured

        4,000   New Jersey Transportation Trust Fund Authority, Transportation    No Opt. Call          AA-               4,477,160
                 System Bonds, Series 1999A, 5.750%, 6/15/18

       10,000   Port Authority of New York and New Jersey, Special Project     12/07 at 102.00          AAA              10,502,300
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 5.900%, 12/01/17 - MBIA Insured (Alternative Minimum Tax)

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2002:
       10,720    5.750%, 6/01/32                                                6/12 at 100.00          BBB              11,122,965
        3,165    6.125%, 6/01/42                                                6/12 at 100.00          BBB               3,334,549

        1,365   Tobacco Settlement Financing Corporation, New Jersey,           6/13 at 100.00          BBB               1,515,955
                 Tobacco Settlement Asset-Backed Bonds, Series 2003,
                 6.750%, 6/01/39

------------------------------------------------------------------------------------------------------------------------------------
       36,905   Total New Jersey                                                                                         39,039,583
------------------------------------------------------------------------------------------------------------------------------------


                                       51

                        Nuveen Dividend Advantage Municipal Fund (NAD) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW MEXICO - 0.7% (0.5% OF TOTAL INVESTMENTS)

$       4,000   University of New Mexico, FHA-Insured Mortgage Hospital         7/14 at 100.00          AAA           $   4,084,480
                 Revenue Bonds, Series 2004, 5.000%, 7/01/32 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------


                NEW YORK - 12.7% (8.6% OF TOTAL INVESTMENTS)

           80   Dormitory Authority of the State of New York, Improvement       2/08 at 100.00          AAA                  81,678
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1996B, 5.125%, 8/15/21 - MBIA Insured

        4,600   Dormitory Authority of the State of New York, Improvement       2/07 at 102.00          AAA               4,740,714
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1996E, 5.250%, 2/15/18 - AMBAC Insured

        2,170   Dormitory Authority of the State of New York, Insured Revenue   7/07 at 102.00           AA               2,247,903
                 Bonds, Franciscan Health Partnership Obligated Group -
                 Frances Shervier Home and Hospital, Series 1997,
                 5.500%, 7/01/17 - RAAI Insured

        7,500   Dormitory Authority of the State of New York, Secured           2/08 at 101.50          AAA               7,795,725
                 Hospital Revenue Refunding Bonds, Wyckoff Heights Medical
                 Center, Series 1998H, 5.300%, 8/15/21 - MBIA Insured

        2,000   Dormitory Authority of the State of New York, Third General     1/08 at 102.00          AAA               2,093,940
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1997-1, 5.375%, 7/01/24 (Pre-refunded
                 1/01/08) - FSA Insured

        5,000   Long Island Power Authority, New York, Electric System          6/08 at 101.00          AAA               5,206,400
                 General Revenue Bonds, Series 1998A, 5.250%, 12/01/26
                 (Pre-refunded 6/01/08) - FSA Insured

                Nassau County, New York, General Obligation Improvement
                Bonds, Series 1999B:
        4,005    5.250%, 6/01/19 (Pre-refunded 6/01/09) - AMBAC Insured         6/09 at 102.00          AAA               4,262,001
        7,005    5.250%, 6/01/21 (Pre-refunded 6/01/09) - AMBAC Insured         6/09 at 102.00          AAA               7,454,511

        5,000   New York City Municipal Water Finance Authority, New York,     12/14 at 100.00          AAA               5,149,850
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2005B, 5.000%, 6/15/36 - FSA Insured

        8,800   New York City Sales Tax Asset Receivable Corporation,          10/14 at 100.00          AAA               9,116,096
                 New York, Dedicated Revenue Bonds, Local Government
                 Assistance Corporation, Series 2004A, 5.000%, 10/15/32 -
                 AMBAC Insured

       10,000   New York City Transitional Finance Authority, New York,         8/09 at 101.00          AAA              10,720,400
                 Future Tax Secured Bonds, Fiscal Series 2000A,
                 5.750%, 8/15/24 (Pre-refunded 8/15/09)

        2,000   New York City, New York, General Obligation Bonds,              2/08 at 101.00          AAA               2,063,320
                 Fiscal Series 1998E, 5.250%, 8/01/14 - AMBAC Insured

       13,930   New York City, New York, General Obligation Bonds,              2/08 at 101.00          AAA              14,417,968
                 Fiscal Series 1998F, 5.375%, 8/01/19 - MBIA Insured

           70   New York City, New York, General Obligation Bonds,              2/08 at 101.00          AAA                  72,701
                 Fiscal Series 1998F, 5.375%, 8/01/19 (Pre-refunded 2/01/08) -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       72,160   Total New York                                                                                           75,423,207
------------------------------------------------------------------------------------------------------------------------------------


                NORTH CAROLINA - 0.7% (0.4% OF TOTAL INVESTMENTS)

        3,830   Charlotte-Mecklenburg Hospital Authority, North Carolina,       1/15 at 100.00           AA               3,866,615
                 Healthcare System Revenue Bonds, DBA Carolinas Healthcare
                 System, Series 2005A, 5.000%, 1/15/45
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 4.1% (2.8% OF TOTAL INVESTMENTS)

        2,300   Amherst Exempted Village School District, Ohio, Unlimited      12/11 at 100.00          Aaa               2,412,309
                 Tax General Obligation School Improvement Bonds,
                 Series 2001, 5.125%, 12/01/21 - FGIC Insured

        3,635   Franklin County, Ohio, FHA-Insured Multifamily Housing          7/06 at 102.00          Aa2               3,666,515
                 Mortgage Revenue Bonds, Hamilton Creek Apartments Project,
                 Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)

        3,650   Montgomery County, Ohio, Revenue Bonds, Catholic Health         5/14 at 100.00           AA               3,712,598
                 Initiatives, Series 2004A, 5.000%, 5/01/30

       13,000   Ohio Water Development Authority, Solid Waste Disposal          9/09 at 102.00          N/R              13,433,290
                 Revenue Bonds, Bay Shore Power, Series 1998B,
                 6.625%, 9/01/20 (Alternative Minimum Tax)

        1,115   Warren County, Ohio, Special Assessment Bonds, Waterstone      12/07 at 101.00          Aa2               1,154,382
                 Boulevard Project, Series 1997, 5.500%, 12/01/17

------------------------------------------------------------------------------------------------------------------------------------
       23,700   Total Ohio                                                                                               24,379,094
------------------------------------------------------------------------------------------------------------------------------------


                OREGON - 0.4% (0.3% OF TOTAL INVESTMENTS)

        2,355   Portland, Oregon, Downtown Waterfront Urban Renewal             6/10 at 101.00          Aaa               2,516,129
                 and Redevelopment Revenue Bonds, Series 2000A,
                 5.500%, 6/15/20 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                                       52

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                PENNSYLVANIA - 4.9% (3.3% OF TOTAL INVESTMENTS)

$       3,480   Allegheny County Hospital Development Authority,               11/10 at 102.00          Ba3           $   4,146,107
                 Pennsylvania, Revenue Bonds, West Penn Allegheny Health
                 System, Series 2000B, 9.250%, 11/15/22

        1,710   Carbon County Industrial Development Authority, Pennsylvania,     No Opt. Call         BBB-               1,799,741
                 Resource Recovery Revenue Refunding Bonds, Panther Creek
                 Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                 Minimum Tax)

       18,900   Philadelphia Airport System, Pennsylvania, Revenue Refunding    6/08 at 102.00          AAA              19,718,558
                 Bonds, Series 1998A, 5.500%, 6/15/18 - FGIC Insured
                 (Alternative Minimum Tax)

        3,205   Philadelphia School District, Pennsylvania, General Obligation  8/12 at 100.00          AAA               3,517,007
                 Bonds, Series 2002B, 5.625%, 8/01/16 (Pre-refunded
                 8/01/12) - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       27,295   Total Pennsylvania                                                                                       29,181,413
------------------------------------------------------------------------------------------------------------------------------------


                PUERTO RICO - 2.1% (1.4% OF TOTAL INVESTMENTS)

       12,500   Puerto Rico Housing Finance Authority, Capital Fund Program       No Opt. Call           AA              12,268,500
                 Revenue Bonds, Series 2003, 4.500%, 12/01/23
------------------------------------------------------------------------------------------------------------------------------------


                RHODE ISLAND - 3.2% (2.2% OF TOTAL INVESTMENTS)

        2,015   Central Falls, Rhode Island, General Obligation School Bonds,   5/09 at 102.00           AA               2,168,362
                 Series 1999, 6.250%, 5/15/20 - RAAI Insured

        3,500   Providence Redevelopment Agency, Rhode Island, Revenue          4/10 at 101.00          Aaa               3,788,085
                 Bonds, Public Safety and Municipal Building Projects,
                 Series 1999A, 5.750%, 4/01/29 (Pre-refunded 4/01/10) -
                 AMBAC Insured

       12,500   Rhode Island Tobacco Settlement Financing Corporation,          6/12 at 100.00          BBB              13,146,250
                 Tobacco Settlement Asset-Backed Bonds, Series 2002A,
                 6.125%, 6/01/32

------------------------------------------------------------------------------------------------------------------------------------
       18,015   Total Rhode Island                                                                                       19,102,697
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH CAROLINA - 0.3% (0.2% OF TOTAL INVESTMENTS)

        1,500   Greenville, South Carolina, Hospital Facilities Revenue Bonds,  5/11 at 101.00          AAA               1,525,275
                 Series 2001, 5.000%, 5/01/31 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                TENNESSEE - 1.7% (1.2% OF TOTAL INVESTMENTS)

        6,400   Memphis-Shelby County Airport Authority, Tennessee, Airport     3/10 at 101.00          AAA               6,844,800
                 Revenue Bonds, Series 1999D, 6.000%, 3/01/24 - AMBAC
                 Insured (Alternative Minimum Tax)

        2,425   Memphis-Shelby County Airport Authority, Tennessee, Airport     3/11 at 100.00          AAA               2,494,161
                 Revenue Bonds, Series 2001B, 5.125%, 3/01/26 - FSA Insured

          250   Tennessee Housing Development Agency, Homeownership             7/10 at 101.00           AA                 251,118
                 Program Bonds, Series 2000-1, 6.375%, 7/01/25 (Alternative
                 Minimum Tax)

          670   Tennessee Housing Development Agency, Homeownership             7/10 at 100.00           AA                 672,754
                 Program Bonds, Series 2000-2B, 6.250%, 1/01/20 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        9,745   Total Tennessee                                                                                          10,262,833
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 15.1% (10.2% OF TOTAL INVESTMENTS)

        1,000   Alliance Airport Authority, Texas, Special Facilities Revenue   6/06 at 100.00          CCC                 969,850
                 Bonds, American Airlines Inc., Series 1990, 7.500%, 12/01/29
                 (Alternative Minimum Tax)

        2,560   Brazos River Authority, Texas, Pollution Control Revenue        4/13 at 101.00         Baa2               2,996,454
                 Refunding Bonds, TXU Electric Company, Series 1999C,
                 7.700%, 3/01/32 (Alternative Minimum Tax)

        4,675   Carrollton-Farmers Branch Independent School District, Dallas   2/09 at 100.00          AAA               4,953,490
                 County, Texas, Unlimited Tax School Building Bonds,
                 Series 1999, 6.000%, 2/15/20 (Pre-refunded 2/15/09)

        2,820   Central Texas Regional Mobility Authority, Travis and           1/15 at 100.00          AAA               2,856,463
                 Williamson Counties, Toll Road Revenue Bonds, Series 2005,
                 5.000%, 1/01/45 - FGIC Insured

                Coppell Independent School District, Dallas County, Texas,
                Unlimited Tax School Building and Refunding Bonds, Series 1999:
        5,130    0.000%, 8/15/20                                                 8/09 at 52.47          AAA               2,323,736
        7,000    0.000%, 8/15/21                                                 8/09 at 49.48          AAA               2,974,580
        7,345    0.000%, 8/15/23                                                 8/09 at 44.01          AAA               2,775,822
        7,000    0.000%, 8/15/24                                                 8/09 at 41.50          AAA               2,494,800
        7,350    0.000%, 8/15/25                                                 8/09 at 39.14          AAA               2,479,155
        7,000    0.000%, 8/15/26                                                 8/09 at 36.91          AAA               2,225,160


                                       53

                        Nuveen Dividend Advantage Municipal Fund (NAD) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS (continued)

$         820   Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue 12/11 at 100.00         AAA           $     834,965
                 Bonds, Series 2001, 5.000%, 12/01/31 - AMBAC Insured

        6,000   Dallas-Ft. Worth International Airport Facility Improvement    11/07 at 100.00          CCC               5,904,720
                 Corporation, Texas, Revenue Refunding Bonds, American
                 Airlines Inc., Series 2000C, 6.150%, 5/01/29 (Mandatory put
                 11/01/07) (Alternative Minimum Tax)

                Harris County Health Facilities Development Corporation, Texas,
                Revenue Bonds, Christus Health, Series 1999A:
       12,240    5.375%, 7/01/24 (Pre-refunded 7/01/09) - MBIA Insured          7/09 at 101.00          AAA              12,925,073
       11,180    5.375%, 7/01/29 (Pre-refunded 7/01/09) - MBIA Insured          7/09 at 101.00          AAA              11,805,745

        2,205   Harris County-Houston Sports Authority, Texas, Senior Lien        No Opt. Call          AAA               1,099,678
                 Revenue Refunding Bonds, Series 2001A, 0.000%, 11/15/20 -
                 MBIA Insured

        2,500   Houston, Texas, Hotel Occupancy Tax and Special Revenue           No Opt. Call          AAA                 751,400
                 Bonds, Convention and Entertainment Project, Series 2001B,
                 0.000%, 9/01/30 - AMBAC Insured

        2,500   Jefferson County, Texas, Certificates of Obligation,            8/10 at 100.00          AAA               2,717,775
                 Series 2000, 6.000%, 8/01/25 (Pre-refunded 8/01/10) -
                 FSA Insured

        2,000   Laredo, Texas, Sports Venue Sales Tax Revenue Bonds,            3/09 at 100.00          AAA               2,084,860
                 Series 2001, 5.300%, 3/15/26 (Pre-refunded 3/15/09) -
                 FGIC Insured

       30,095   Leander Independent School District, Williamson and Travis       8/12 at 27.94          AAA               6,296,476
                 Counties, Texas, General Obligation Bonds, Series 2004,
                 0.000%, 8/15/34

        9,345   Leander Independent School District, Williamson and Travis       8/15 at 37.33          AAA               2,160,564
                 Counties, Texas, General Obligation Bonds, Series 2005,
                 0.000%, 8/15/33 - FGIC Insured

        1,500   Port Arthur, Texas, Jefferson County, General Obligation Bonds, 2/07 at 100.00          AAA               1,515,930
                 Series 1997, 5.000%, 2/15/21 (Pre-refunded 2/15/07) -
                 MBIA Insured

       10,000   Tarrant County Health Facilities Development Corporation,       2/08 at 102.00          AAA              10,393,100
                 Texas, Revenue Bonds, Texas Health Resources System,
                 Series 1997A, 5.250%, 2/15/17 - MBIA Insured

        7,000   White Settlement Independent School District, Tarrant            8/15 at 34.92          AAA               1,511,720
                 County, Texas, General Obligation Bonds, Series 2005,
                 0.000%, 8/15/35

                Wylie Independent School District, Taylor County, Texas,
                General Obligation Bonds, Series 2005:
        3,000    0.000%, 8/15/20                                                 8/15 at 78.46          AAA               1,471,680
        3,000    0.000%, 8/15/22                                                 8/15 at 70.77          AAA               1,320,330

------------------------------------------------------------------------------------------------------------------------------------
      155,265   Total Texas                                                                                              89,843,526
------------------------------------------------------------------------------------------------------------------------------------


                UTAH - 0.4% (0.2% OF TOTAL INVESTMENTS)

                Utah Housing Finance Agency, Single Family Mortgage Bonds,
                Series 1999C-2, Class II:
          475    5.700%, 7/01/19 (Alternative Minimum Tax)                      1/10 at 101.50          AAA                 476,667
          175    5.750%, 7/01/21 (Alternative Minimum Tax)                      1/10 at 101.50           AA                 181,921

          160   Utah Housing Finance Agency, Single Family Mortgage Bonds,      7/09 at 101.00           AA                 160,472
                 Series 1999D, 5.850%, 7/01/21 (Alternative Minimum Tax)

           55   Utah Housing Finance Agency, Single Family Mortgage Bonds,      7/09 at 101.50          Aa2                  55,210
                 Series 1999F, 6.300%, 7/01/21 (Alternative Minimum Tax)

        1,300   Utah Housing Finance Agency, Single Family Mortgage Bonds,      7/10 at 100.00          AA-               1,321,658
                 Series 2000F-2, Class III, 6.000%, 1/01/15 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,165   Total Utah                                                                                                2,195,928
------------------------------------------------------------------------------------------------------------------------------------


                VIRGINIA - 0.6% (0.4% OF TOTAL INVESTMENTS)

        3,395   Virginia Small Business Financing Authority, Industrial        11/09 at 102.00          N/R               3,514,945
                 Development Water Revenue Bonds, S.I.L. Clean Water, LLC
                 Project, Series 1999, 7.250%, 11/01/24 (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 11.3% (7.6% OF TOTAL INVESTMENTS)

        4,000   Energy Northwest, Washington, Electric Revenue Refunding        7/13 at 100.00          Aaa               4,290,840
                 Bonds, Nuclear Project 3, Series 2003A, 5.500%, 7/01/17 -
                 XLCA Insured


                                       54

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
               WASHINGTON (continued)

                Port of Seattle, Washington, Special Facility Revenue Bonds,
                Terminal 18, Series 1999B:
$       1,755    6.000%, 9/01/15 - MBIA Insured (Alternative Minimum Tax)       3/10 at 101.00          AAA           $   1,880,904
        2,590    6.000%, 9/01/16 - MBIA Insured (Alternative Minimum Tax)       3/10 at 101.00          AAA               2,775,807

                Port of Seattle, Washington, Special Facility Revenue Bonds,
                Terminal 18, Series 1999C:
          875    6.000%, 9/01/15 - MBIA Insured (Alternative Minimum Tax)       3/10 at 101.00          AAA                 937,773
        1,260    6.000%, 9/01/16 - MBIA Insured (Alternative Minimum Tax)       3/10 at 101.00          AAA               1,350,392

        9,760   Tacoma, Washington, Electric System Revenue Refunding           1/11 at 101.00          AAA              10,617,318
                 Bonds, Series 2001A, 5.625%, 1/01/21 (Pre-refunded
                 1/01/11) - FSA Insured

        4,800   Washington Public Power Supply System, Revenue Refunding        7/07 at 102.00          AAA               4,968,000
                 Bonds, Nuclear Project 3, Series 1997A, 5.250%, 7/01/16 -
                 FSA Insured

        7,280   Washington State Tobacco Settlement Authority, Tobacco          6/13 at 100.00          BBB               7,918,092
                 Settlement Asset-Backed Revenue Bonds, Series 2002,
                 6.500%, 6/01/26

       11,605   Washington, Certificates of Participation, Washington           7/09 at 100.00          AAA              12,078,484
                 Convention and Trade Center, Series 1999, 5.250%, 7/01/16 -
                 MBIA Insured

        3,350   Washington, General Obligation Compound Interest Bonds,           No Opt. Call          AAA               1,945,345
                 Series 1999S-2, 0.000%, 1/01/18 - FSA Insured

                Washington, General Obligation Compound Interest Bonds,
                Series 1999S-3:
       17,650    0.000%, 1/01/20                                                  No Opt. Call          Aa1               9,140,759
       18,470    0.000%, 1/01/21                                                  No Opt. Call          Aa1               9,063,968

------------------------------------------------------------------------------------------------------------------------------------
       83,395   Total Washington                                                                                         66,967,682
------------------------------------------------------------------------------------------------------------------------------------


                WISCONSIN - 6.9% (4.6% OF TOTAL INVESTMENTS)

        2,250   Green Bay, Wisconsin, Water System Revenue Bonds,              11/14 at 100.00          Aaa               2,319,952
                 Series 2004, 5.000%, 11/01/29 - FSA Insured

        3,810   La Crosse, Wisconsin, Industrial Development Revenue Refunding 12/08 at 102.00          AAA               4,021,684
                 Bonds, Dairyland Power Cooperative, Series 1997C,
                 5.550%, 2/01/15 - AMBAC Insured

                Wisconsin Health and Educational Facilities Authority, Revenue
                Bonds, FH Healthcare Development Inc., Series 1999:
        8,375    6.250%, 11/15/20 (Pre-refunded 11/15/09)                      11/09 at 101.00      N/R (4)               9,102,704
        5,000    6.250%, 11/15/28 (Pre-refunded 11/15/09)                      11/09 at 101.00      N/R (4)               5,434,450

        4,180   Wisconsin Health and Educational Facilities Authority,          5/09 at 101.00            A               4,276,851
                 Revenue Bonds, Kenosha Hospital and Medical Center Inc.,
                 Series 1999, 5.625%, 5/15/29

       12,700   Wisconsin Health and Educational Facilities Authority, Revenue  8/09 at 101.00          Aaa              13,343,382
                 Bonds, Mercy Health System Corporation, Series 1999,
                 5.500%, 8/15/25 - AMBAC Insured

        2,200   Wisconsin Health and Educational Facilities Authority, Revenue  8/13 at 100.00            A               2,218,480
                 Bonds, Wheaton Franciscan Services Inc., Series 2003A,
                 5.125%, 8/15/33

------------------------------------------------------------------------------------------------------------------------------------
       38,515   Total Wisconsin                                                                                          40,717,503
------------------------------------------------------------------------------------------------------------------------------------
$   1,001,865   Total Investments (cost $825,790,358) - 148.0%                                                          879,445,825
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      9,574,893
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.7)%                                                       (295,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 594,020,718
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                  WI/DD  Purchased on a when-issued or delayed delivery basis.

                                 See accompanying notes to financial statements.

                        Nuveen Dividend Advantage Municipal Fund 2 (NXZ)
                        Portfolio of
                                INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                LONG-TERM MUNICIPAL BONDS - 145.9% (99.9% OF TOTAL INVESTMENTS)


                ALABAMA - 4.2% (2.9% OF TOTAL INVESTMENTS)

$      18,500   Huntsville Healthcare Authority, Alabama, Revenue Bonds,        6/11 at 101.00           A2           $  19,313,630
                 Series 2001A, 5.750%, 6/01/31
------------------------------------------------------------------------------------------------------------------------------------


                ALASKA - 0.7% (0.4% OF TOTAL INVESTMENTS)

        2,955   Northern Tobacco Securitization Corporation, Alaska, Tobacco    6/11 at 100.00          BBB               3,007,658
                 Settlement Asset-Backed Bonds, Series 2001, 5.500%, 6/01/29
------------------------------------------------------------------------------------------------------------------------------------


                ARIZONA - 0.7% (0.5% OF TOTAL INVESTMENTS)

        3,120   Phoenix, Arizona, Civic Improvement Corporation, Senior Lien    7/12 at 100.00          AAA               3,209,981
                 Airport Revenue Bonds, Series 2002B, 5.250%, 7/01/32 -
                 FGIC Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                ARKANSAS - 0.4% (0.3% OF TOTAL INVESTMENTS)

        1,950   Arkansas Development Finance Authority, Single Family           1/12 at 100.00          AAA               1,987,304
                 Mortgage Revenue Bonds, GNMA Mortgage-Backed Securities
                 Program, Series 2002C, 5.400%, 1/01/34 (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 10.9% (7.4% OF TOTAL INVESTMENTS)

        6,000   California Educational Facilities Authority, Revenue Bonds,     6/11 at 101.00          AAA               6,288,300
                 Stanford University, Series 2001Q, 5.250%, 12/01/32

        6,000   California Statewide Community Development Authority,           4/34 at 100.00           A+               5,885,640
                 Revenue Bonds, Kaiser Permanente System, Series 2004G,
                 2.300%, 4/01/34 (Mandatory put 5/01/07)

       13,825   California, Department of Veterans Affairs, Home Purchase       6/06 at 101.00          AAA              13,983,573
                 Revenue Bonds, Series 2001A, 5.550%, 12/01/25 -
                 AMBAC Insured

       11,200   California, General Obligation Bonds, Series 2003,              8/13 at 100.00            A              11,689,776
                 5.250%, 2/01/28

        5,000   Golden State Tobacco Securitization Corporation, California,    6/13 at 100.00          BBB               5,568,800
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

        6,000   Los Angeles Regional Airports Improvement Corporation,         12/12 at 102.00           B-               6,367,440
                 California, Sublease Revenue Bonds, Los Angeles International
                 Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
                 7.500%, 12/01/24 (Alternative Minimum Tax)

          190   Yuba County Water Agency, California, Yuba River                9/06 at 100.00         Baa3                 189,992
                 Development Revenue Bonds, Pacific Gas and Electric
                 Company, Series 1966A, 4.000%, 3/01/16

------------------------------------------------------------------------------------------------------------------------------------
       48,215   Total California                                                                                         49,973,521
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 6.0% (4.1% OF TOTAL INVESTMENTS)

        2,835   Colorado Educational and Cultural Facilities Authority,         8/11 at 100.00          AAA               3,288,231
                 Charter School Revenue Bonds, Peak-to-Peak Charter School,
                 Series 2001, 7.500%, 8/15/21 (Pre-refunded 8/15/11)

        2,500   Colorado Educational and Cultural Facilities Authority,         6/14 at 100.00          N/R               2,152,200
                 Revenue Bonds, Colorado Lutheran High School Association,
                 Series 2004A, 7.625%, 6/01/34

       10,000   E-470 Public Highway Authority, Colorado, Senior Revenue         9/10 at 31.42          AAA               2,652,600
                 Bonds, Series 2000B, 0.000%, 9/01/28 (Pre-refunded
                 9/01/10) - MBIA Insured

        1,500   Eagle County Air Terminal Corporation, Colorado, Airport        5/11 at 101.00          N/R               1,579,245
                 Terminal Revenue Bonds, Series 2001, 7.125%, 5/01/31
                 (Alternative Minimum Tax)

          755   Jefferson County School District R1, Colorado, General         12/14 at 100.00          AAA                 788,024
                 Obligation Bonds, Series 2004, 5.000%, 12/15/22 - FSA Insured

        5,000   Northwest Parkway Public Highway Authority, Colorado,           6/11 at 102.00          AAA               5,211,750
                 Revenue Bonds, Senior Series 2001A, 5.250%, 6/15/41 -
                 FSA Insured


                                       56

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                COLORADO (continued)

                Northwest Parkway Public Highway Authority, Colorado, Senior
                Lien Revenue Bonds, Series 2001B:
$      22,000    0.000%, 6/15/28 - FSA Insured                                   6/11 at 35.65          AAA           $   6,164,400
       17,650    0.000%, 6/15/29 - AMBAC Insured                                 6/11 at 33.45          AAA               4,640,891

        1,000   Plaza Metropolitan District 1, Lakewood, Colorado, Tax          6/14 at 101.00          N/R               1,099,440
                 Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25

------------------------------------------------------------------------------------------------------------------------------------
       63,240   Total Colorado                                                                                           27,576,781
------------------------------------------------------------------------------------------------------------------------------------


                DISTRICT OF COLUMBIA - 0.3% (0.1% OF TOTAL INVESTMENTS)

        1,145   District of Columbia Tobacco Settlement Corporation, Tobacco    5/11 at 101.00          BBB               1,212,578
                 Settlement Asset-Backed Bonds, Series 2001, 6.250%, 5/15/24
------------------------------------------------------------------------------------------------------------------------------------


                FLORIDA - 5.0% (3.4% OF TOTAL INVESTMENTS)

       15,000   Jacksonville, Florida, Transportation Revenue Bonds,           10/11 at 100.00          AAA              15,789,900
                 Series 2001, 5.250%, 10/01/29 - MBIA Insured

        4,000   Miami-Dade County Health Facility Authority, Florida, Hospital  8/11 at 101.00          AAA               4,129,960
                 Revenue Refunding Bonds, Miami Children's Hospital,
                 Series 2001A, 5.125%, 8/15/26 - AMBAC Insured

        3,000   Miami-Dade County, Florida, Aviation Revenue Bonds,            10/12 at 100.00          AAA               3,123,540
                 Miami International Airport, Series 2002, 5.375%, 10/01/32 -
                 FGIC Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       22,000   Total Florida                                                                                            23,043,400
------------------------------------------------------------------------------------------------------------------------------------


                HAWAII - 2.2% (1.5% OF TOTAL INVESTMENTS)

                Honolulu Board of Water Supply, Hawaii, Water System Revenue
                Bonds, Series 2001:
        3,000    5.250%, 7/01/26 - FSA Insured                                  7/11 at 100.00          AAA               3,152,100
        6,725    5.250%, 7/01/31 - FSA Insured                                  7/11 at 100.00          AAA               7,065,957

------------------------------------------------------------------------------------------------------------------------------------
        9,725   Total Hawaii                                                                                             10,218,057
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 10.6% (7.3% OF TOTAL INVESTMENTS)

        3,645   Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing 12/11 at 100.00           A+               3,742,613
                 Revenue Bonds, Stone Terrace Apartments, Series 2001A,
                 5.750%, 12/20/42 (Alternative Minimum Tax)

        1,350   Chicago, Illinois, FNMA/GNMA Collateralized Single Family       4/11 at 105.00          AAA               1,381,158
                 Mortgage Revenue Bonds, Series 2001A, 6.250%, 10/01/32
                 (Alternative Minimum Tax)

       14,920   Chicago, Illinois, General Obligation Bonds, Series 2001A,      1/11 at 101.00          AAA              15,547,684
                 5.250%, 1/01/33 - MBIA Insured

          350   Chicago, Illinois, General Obligation Bonds, Series 2001A,      1/11 at 101.00          AAA                 375,169
                 5.250%, 1/01/33 (Pre-refunded 1/01/11) - MBIA Insured

          285   Chicago, Illinois, General Obligation Refunding Bonds,          1/08 at 100.00          AAA                 289,526
                 Series 1996B, 5.125%, 1/01/25 - FGIC Insured

        3,180   Illinois Development Finance Authority, Revenue Bonds, Chicago 12/21 at 100.00          BBB               3,277,594
                 Charter School Foundation, Series 2002A, 6.250%, 12/01/32

        5,000   Illinois Development Finance Authority, Revenue Bonds,          9/11 at 100.00          AAA               5,339,150
                 Illinois Wesleyan University, Series 2001, 5.500%, 9/01/32 -
                 AMBAC Insured

        3,100   Illinois Development Finance Authority, Revenue Bonds,          5/11 at 101.00           A-               3,282,869
                 Midwestern University, Series 2001B, 6.000%, 5/15/31

        3,000   Illinois Educational Facilities Authority, Student Housing      5/12 at 101.00         Baa3               3,055,080
                 Revenue Bonds, Educational Advancement Foundation Fund,
                 University Center Project, Series 2002, 6.250%, 5/01/34

        5,000   Illinois Health Facilities Authority, Revenue Bonds, Edward     2/11 at 101.00          AAA               5,158,000
                 Hospital Obligated Group, Series 2001B, 5.250%, 2/15/34 -
                 FSA Insured

        2,275   Illinois, Sales Tax Revenue Bonds, Series 2001,                 6/11 at 100.00          AAA               2,444,965
                 5.500%, 6/15/16

        4,980   Metropolitan Pier and Exposition Authority, Illinois, Revenue   6/06 at 102.00          AAA               5,086,721
                 Refunding Bonds, McCormick Place Expansion Project,
                 Series 1996A, 5.250%, 6/15/27 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       47,085   Total Illinois                                                                                           48,980,529
------------------------------------------------------------------------------------------------------------------------------------


                                       57

                        Nuveen Dividend Advantage Municipal Fund 2 (NXZ) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INDIANA - 4.8% (3.3% OF TOTAL INVESTMENTS)

$       2,000   Indiana Health Facility Financing Authority, Hospital Revenue   9/11 at 100.00           A+           $   2,049,860
                 Bonds, Methodist Hospitals Inc., Series 2001, 5.500%, 9/15/31

        2,500   Indiana Health Facility Financing Authority, Hospital Revenue     No Opt. Call          AAA               2,894,925
                 Refunding Bonds, Columbus Regional Hospital, Series 1993,
                 7.000%, 8/15/15 - FSA Insured

                Indiana Transportation Finance Authority, Highway Revenue
                Bonds, Series 2003A:
        4,000    5.000%, 6/01/23 - FSA Insured                                  6/13 at 100.00          AAA               4,137,280
        6,000    5.000%, 6/01/24 - FSA Insured                                  6/13 at 100.00          AAA               6,194,880

        3,107   Indianapolis, Indiana, Special Facility Revenue Bonds,          5/06 at 102.00          N/R                 310,699
                 United Airlines Inc., Indianapolis Maintenance Center Project,
                 Series 1995A, 6.500%, 11/15/31 (Alternative Minimum Tax) (6)

        6,100   St. Joseph County Hospital Authority, Indiana, Revenue Bonds,   2/09 at 102.00          BBB               6,290,930
                 Madison Center Inc., Series 1999, 5.800%, 2/15/24

------------------------------------------------------------------------------------------------------------------------------------
       23,707   Total Indiana                                                                                            21,878,574
------------------------------------------------------------------------------------------------------------------------------------


                IOWA - 0.2% (0.1% OF TOTAL INVESTMENTS)

        1,000   Iowa Higher Education Loan Authority, Private College Facility 10/12 at 100.00        A (4)               1,083,330
                 Revenue Bonds, Wartburg College, Series 2002,
                 5.500%, 10/01/28 (Pre-refunded 10/01/12) - ACA Insured
------------------------------------------------------------------------------------------------------------------------------------


                KANSAS - 3.9% (2.6% OF TOTAL INVESTMENTS)

       17,000   Wichita, Kansas, Hospital Facilities Revenue Refunding and     11/11 at 101.00           A+              17,755,310
                 Improvement Bonds, Via Christi Health System Inc.,
                 Series 2001-III, 5.625%, 11/15/31
------------------------------------------------------------------------------------------------------------------------------------


                LOUISIANA - 4.3% (2.9% OF TOTAL INVESTMENTS)

       18,825   Tobacco Settlement Financing Corporation, Louisiana, Tobacco    5/11 at 101.00          BBB              19,739,895
                 Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 3.9% (2.7% OF TOTAL INVESTMENTS)

        2,875   Massachusetts Port Authority, Special Facilities Revenue Bonds, 7/07 at 102.00          AAA               2,987,901
                 BOSFUEL Corporation, Series 1997, 5.750%, 7/01/39 -
                 MBIA Insured (Alternative Minimum Tax)

       15,000   Massachusetts Turnpike Authority, Metropolitan Highway          1/07 at 102.00          AAA              15,200,400
                 System Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       17,875   Total Massachusetts                                                                                      18,188,301
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 14.2% (9.7% OF TOTAL INVESTMENTS)

       15,390   Detroit, Michigan, Senior Lien Water Supply System Revenue      7/11 at 100.00          AAA              16,454,680
                 Bonds, Series 2001A, 5.250%, 7/01/33 (Pre-refunded 7/01/11) -
                 FGIC Insured

                Detroit, Michigan, Senior Lien Water Supply System Revenue
                Bonds, Series 2001A:
       20,000    5.500%, 7/01/33 - FGIC Insured                                 7/11 at 101.00          AAA              21,483,600
       14,610    5.250%, 7/01/33 - FGIC Insured                                 7/11 at 100.00          AAA              15,318,731

        4,000   Michigan Municipal Bond Authority, Public School Academy       10/09 at 102.00          Ba1               4,220,680
                 Revenue Bonds, Detroit Academy of Arts and Sciences
                 Charter School, Series 2001A, 8.000%, 10/01/31

        2,000   Michigan State Hospital Finance Authority, Hospital Revenue     8/08 at 101.00          BB-               1,925,660
                 Bonds, Detroit Medical Center Obligated Group, Series 1998A,
                 5.125%, 8/15/18

                Michigan State Hospital Finance Authority, Revenue Refunding
                Bonds, Detroit Medical Center Obligated Group, Series 1993A:
        2,000    6.250%, 8/15/13                                                8/06 at 100.00          BB-               2,000,720
        4,000    6.500%, 8/15/18                                                8/06 at 100.00          BB-               4,001,920

------------------------------------------------------------------------------------------------------------------------------------
       62,000   Total Michigan                                                                                           65,405,991
------------------------------------------------------------------------------------------------------------------------------------


                MINNESOTA - 3.2% (2.2% OF TOTAL INVESTMENTS)

       14,000   Minneapolis-St. Paul Metropolitan Airports Commission,          1/11 at 100.00          AAA              14,555,240
                 Minnesota, Airport Revenue Bonds, Series 2001A,
                 5.250%, 1/01/32 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------


                MISSOURI - 4.9% (3.4% OF TOTAL INVESTMENTS)

       21,000   Missouri Health and Educational Facilities Authority, Revenue   6/11 at 101.00          AAA              22,555,050
                 Bonds, SSM Healthcare System, Series 2001A,
                 5.250%, 6/01/28 (Pre-refunded 6/01/11) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                                       58

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MONTANA - 0.7% (0.5% OF TOTAL INVESTMENTS)

$       3,280   Montana Board of Housing, Single Family Program Bonds,         12/10 at 100.00          AA+           $   3,368,527
                 Series 2001A-2, 5.700%, 6/01/32 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                NEVADA - 4.1% (2.8% OF TOTAL INVESTMENTS)

       12,275   Director of Nevada State Department of Business and Industry,   1/10 at 100.00          AAA              12,722,547
                 Revenue Bonds, Las Vegas Monorail Project, First Tier,
                 Series 2000, 5.375%, 1/01/40 - AMBAC Insured

        3,500   Director of Nevada State Department of Business and Industry,   1/10 at 102.00          N/R               3,647,490
                 Revenue Bonds, Las Vegas Monorail Project, Second Tier,
                 Series 2000, 7.375%, 1/01/40

        2,330   Henderson, Nevada, Healthcare Facility Revenue Bonds,           7/08 at 101.00           A-               2,381,237
                 Catholic Healthcare West, Series 1998A, 5.250%, 7/01/18

------------------------------------------------------------------------------------------------------------------------------------
       18,105   Total Nevada                                                                                             18,751,274
------------------------------------------------------------------------------------------------------------------------------------


                NEW HAMPSHIRE - 2.1% (1.5% OF TOTAL INVESTMENTS)

        8,000   New Hampshire Business Finance Authority, Pollution Control    10/08 at 102.00         Baa1               8,330,560
                 Remarketed Revenue Refunding Bonds, Connecticut Light and
                 Power Company, Series 1992A, 5.850%, 12/01/22

        1,530   New Hampshire Housing Finance Agency, Single Family             5/11 at 100.00          Aa2               1,542,209
                 Mortgage Acquisition Bonds, Series 2001A, 5.700%, 1/01/31
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        9,530   Total New Hampshire                                                                                       9,872,769
------------------------------------------------------------------------------------------------------------------------------------


                NEW JERSEY - 2.3% (1.6% OF TOTAL INVESTMENTS)

        3,995   New Jersey Economic Development Authority, Special Facilities  11/10 at 101.00            B               4,053,247
                 Revenue Bonds, Continental Airlines Inc., Series 2000,
                 7.000%, 11/15/30 (Alternative Minimum Tax)

          475   Tobacco Settlement Financing Corporation, New Jersey,           6/12 at 100.00          BBB                 492,855
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32

                Tobacco Settlement Financing Corporation, New Jersey, Tobacco
                Settlement Asset-Backed Bonds, Series 2003:
        2,200    6.375%, 6/01/32                                                6/13 at 100.00          BBB               2,384,778
          425    6.750%, 6/01/39                                                6/13 at 100.00          BBB                 472,001
        3,085    6.250%, 6/01/43                                                6/13 at 100.00          BBB               3,327,018

------------------------------------------------------------------------------------------------------------------------------------
       10,180   Total New Jersey                                                                                         10,729,899
------------------------------------------------------------------------------------------------------------------------------------


                NEW MEXICO - 5.4% (3.7% OF TOTAL INVESTMENTS)

                New Mexico Hospital Equipment Loan Council, Hospital Revenue
                Bonds, Presbyterian Healthcare Services, Series 2001A:
       12,000    5.500%, 8/01/25 (Pre-refunded 8/01/11)                         8/11 at 101.00      AA- (4)              13,000,800
       10,800    5.500%, 8/01/30 (Pre-refunded 8/01/11)                         8/11 at 101.00      AA- (4)              11,700,720

------------------------------------------------------------------------------------------------------------------------------------
       22,800   Total New Mexico                                                                                         24,701,520
------------------------------------------------------------------------------------------------------------------------------------


                NEW YORK - 6.4% (4.4% OF TOTAL INVESTMENTS)

        4,900   Dormitory Authority of the State of New York, Revenue           7/10 at 101.00          Ba1               5,267,745
                 Bonds, Mount Sinai NYU Health Obligated Group,
                 Series 2000A, 6.625%, 7/01/19

        6,000   Long Island Power Authority, New York, Electric System General  5/11 at 100.00           A-               6,296,100
                 Revenue Bonds, Series 2001L, 5.375%, 5/01/33

        5,000   New York City Industrial Development Agency, New York,          8/12 at 101.00           B-               5,594,800
                 Special Facilities Revenue Bonds, JFK Airport - American
                 Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative
                 Minimum Tax)

       12,000   New York City Municipal Water Finance Authority, New York,      6/11 at 101.00          AA+              12,261,840
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2001C, 5.125%, 6/15/33

------------------------------------------------------------------------------------------------------------------------------------
       27,900   Total New York                                                                                           29,420,485
------------------------------------------------------------------------------------------------------------------------------------


                                       59

                        Nuveen Dividend Advantage Municipal Fund 2 (NXZ) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NORTH CAROLINA - 1.7% (1.2% OF TOTAL INVESTMENTS)

$       2,950   North Carolina Capital Facilities Financing Agency, Revenue     4/13 at 100.00          AAA           $   3,013,042
                 Bonds, Johnson and Wales University, Series 2003A,
                 5.000%, 4/01/33 - XLCA Insured

        4,500   North Carolina Eastern Municipal Power Agency, Power System     1/09 at 102.00          BBB               4,748,670
                 Revenue Refunding Bonds, Series 1999B, 5.600%, 1/01/15

------------------------------------------------------------------------------------------------------------------------------------
        7,450   Total North Carolina                                                                                      7,761,712
------------------------------------------------------------------------------------------------------------------------------------


                NORTH DAKOTA - 0.6% (0.4% OF TOTAL INVESTMENTS)

        2,520   North Dakota Housing Finance Agency, Home Mortgage Finance      7/10 at 100.00          Aa1               2,551,676
                 Program Refunding Bonds, Series 2001A, 5.550%, 1/01/32
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 0.4% (0.3% OF TOTAL INVESTMENTS)

        1,845   Columbus City School District, Franklin County, Ohio, General   6/13 at 100.00          AAA               1,899,833
                 Obligation Bonds, Series 2003, 5.000%, 12/01/28 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------


                OKLAHOMA - 0.8% (0.6% OF TOTAL INVESTMENTS)

                Oklahoma Development Finance Authority, Revenue Refunding
                Bonds, Hillcrest Healthcare System, Series 1999A:
        2,655    5.125%, 8/15/10 (Pre-refunded 8/15/09)                         8/09 at 101.00          AAA               2,784,245
        1,000    5.200%, 8/15/11 (Pre-refunded 8/15/09)                         8/09 at 101.00          AAA               1,050,980

------------------------------------------------------------------------------------------------------------------------------------
        3,655   Total Oklahoma                                                                                            3,835,225
------------------------------------------------------------------------------------------------------------------------------------


                OREGON - 3.8% (2.6% OF TOTAL INVESTMENTS)

        8,000   Clackamas County Hospital Facility Authority, Oregon, Revenue   5/11 at 101.00           AA               8,321,360
                 Refunding Bonds, Legacy Health System, Series 2001,
                 5.250%, 5/01/21

        9,000   Oregon Department of Administrative Services, Certificates      5/11 at 101.00          AAA               9,213,210
                 of Participation, Series 2001D, 5.000%, 5/01/26 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       17,000   Total Oregon                                                                                             17,534,570
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 3.6% (2.5% OF TOTAL INVESTMENTS)

        5,000   Allegheny County Hospital Development Authority, Pennsylvania, 11/10 at 102.00          Ba3               5,952,500
                 Revenue Bonds, West Penn Allegheny Health System,
                 Series 2000B, 9.250%, 11/15/30

        1,930   Carbon County Industrial Development Authority, Pennsylvania,     No Opt. Call         BBB-               2,031,286
                 Resource Recovery Revenue Refunding Bonds, Panther Creek
                 Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                 Minimum Tax)

        8,000   Pennsylvania Higher Educational Facilities Authority, Revenue   1/11 at 101.00          Aa3               8,644,880
                 Bonds, UPMC Health System, Series 2001A, 6.000%, 1/15/31

------------------------------------------------------------------------------------------------------------------------------------
       14,930   Total Pennsylvania                                                                                       16,628,666
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH DAKOTA - 1.1% (0.7% OF TOTAL INVESTMENTS)

        4,820   South Dakota Housing Development Authority, Remarketed          5/09 at 102.00          AAA               4,959,925
                 Homeownership Mortgage Bonds, Series 1997E-4,
                 5.450%, 5/01/18 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 24.6% (16.8% OF TOTAL INVESTMENTS)

        7,500   Austin, Texas, Electric Utility System Revenue Refunding       11/10 at 100.00          AAA               7,677,225
                 Bonds, Series 2001, 5.000%, 11/15/30 - FSA Insured

                Dallas-Fort Worth International Airport Public Facility
                Corporation, Texas, Airport Hotel Revenue Bonds, Series 2001:
       15,000    5.250%, 1/15/26 - FSA Insured                                  1/09 at 100.00          AAA              15,418,350
        1,750    5.200%, 1/15/31 - FSA Insured                                  1/09 at 100.00          AAA               1,795,325

        6,000   Decatur Hospital Authority, Texas, Revenue Bonds, Wise          9/14 at 100.00          N/R               6,487,980
                 Regional Health System, Series 2004A, 7.125%, 9/01/34

       10,000   Gulf Coast Industrial Development Authority, Texas, Solid       4/12 at 100.00          Ba1              11,227,500
                 Waste Disposal Revenue Bonds, Citgo Petroleum Corporation
                 Project, Series 1998, 8.000%, 4/01/28 (Alternative
                 Minimum Tax)

        3,000   Harris County Health Facilities Development Corporation,        7/09 at 101.00          AAA               3,167,910
                 Texas, Revenue Bonds, Christus Health, Series 1999A,
                 5.375%, 7/01/24 (Pre-refunded 7/01/09) - MBIA Insured


                                       60

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS (continued)

$      30,980   Harris County-Houston Sports Authority, Texas, Junior Lien     11/11 at 100.00          AAA           $  32,068,639
                 Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 -
                 MBIA Insured

       40,000   Harris County-Houston Sports Authority, Texas, Senior Lien      11/30 at 54.04          AAA               6,234,000
                 Revenue Refunding Bonds, Series 2001A, 0.000%, 11/15/40 -
                 MBIA Insured

                Hays Consolidated Independent School District, Hays County,
                Texas, General Obligation School Building Bonds, Series 2001:
       10,715    0.000%, 8/15/25 (Pre-refunded 8/15/11)                          8/11 at 43.18          AAA               3,753,679
       12,940    0.000%, 8/15/26 (Pre-refunded 8/15/11)                          8/11 at 40.60          AAA               4,262,954

                Houston, Texas, Hotel Occupancy Tax and Special Revenue
                Bonds, Convention and Entertainment Project, Series 2001B:
        5,000    0.000%, 9/01/30 - AMBAC Insured                                  No Opt. Call          AAA               1,502,800
        5,000    0.000%, 9/01/31 - AMBAC Insured                                  No Opt. Call          AAA               1,430,350

        5,000   Metro Health Facilities Development Corporation, Texas,         1/11 at 100.00           B1               5,152,100
                 Hospital Revenue Bonds, Wilson N. Jones Memorial Hospital,
                 Series 2001, 7.250%, 1/01/31

       10,500   Texas, General Obligation Bonds, Water Financial Assistance     8/11 at 100.00          Aa1              10,866,870
                 Program, Series 2001, 5.250%, 8/01/35

        2,000   Tom Green County Health Facilities Development Corporation,     5/11 at 101.00         Baa3               2,166,700
                 Texas, Hospital Revenue Bonds, Shannon Health System
                 Project, Series 2001, 6.750%, 5/15/21

------------------------------------------------------------------------------------------------------------------------------------
      165,385   Total Texas                                                                                             113,212,382
------------------------------------------------------------------------------------------------------------------------------------


                VIRGINIA - 0.1% (0.1% OF TOTAL INVESTMENTS)

        5,000   Pocahontas Parkway Association, Virginia, Senior Lien Revenue    8/08 at 23.55          BB-               1,029,800
                 Bonds, Route 895 Connector Toll Road, Series 1998B,
                 0.000%, 8/15/33
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 6.0% (4.1% OF TOTAL INVESTMENTS)

                Seattle, Washington, Municipal Light and Power Revenue
                Refunding and Improvement Bonds, Series 2001:
        4,820    5.500%, 3/01/19 - FSA Insured                                  3/11 at 100.00          AAA               5,112,237
        7,250    5.125%, 3/01/26 - FSA Insured                                  3/11 at 100.00          AAA               7,444,083

        3,500   Tacoma, Washington, Electric System Revenue Refunding           1/11 at 101.00          AAA               3,826,060
                 Bonds, Series 2001A, 5.750%, 1/01/18 (Pre-refunded
                 1/01/11) - FSA Insured

        7,500   Washington State Healthcare Facilities Authority, Revenue      10/11 at 100.00          AAA               7,797,075
                 Bonds, Sisters of Providence Health System, Series 2001A,
                 5.250%, 10/01/21 - MBIA Insured

          985   Washington State Tobacco Settlement Authority, Tobacco          6/13 at 100.00          BBB               1,071,335
                 Settlement Asset-Backed Revenue Bonds, Series 2002,
                 6.500%, 6/01/26

        2,100   Washington, Certificates of Participation, Washington           7/09 at 100.00          AAA               2,175,999
                 Convention and Trade Center, Series 1999, 5.125%, 7/01/13 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       26,155   Total Washington                                                                                         27,426,789
------------------------------------------------------------------------------------------------------------------------------------


                WEST VIRGINIA - 1.1% (0.8% OF TOTAL INVESTMENTS)

        5,000   Mason County, West Virginia, Pollution Control Revenue Bonds,  10/11 at 100.00          BBB               5,092,350
                 Appalachian Power Company, Series 2003L, 5.500%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------


                WISCONSIN - 0.7% (0.5% OF TOTAL INVESTMENTS)

        1,000   Wisconsin Health and Educational Facilities Authority,          5/12 at 100.00      N/R (4)               1,162,560
                 Revenue Bonds, Divine Savior Healthcare, Series 2002A,
                 7.375%, 5/01/26 (Pre-refunded 5/01/12)

        2,100   Wisconsin Health and Educational Facilities Authority, Revenue  8/13 at 100.00            A               2,117,640
                 Bonds, Wheaton Franciscan Services Inc., Series 2003A,
                 5.125%, 8/15/33
------------------------------------------------------------------------------------------------------------------------------------
        3,100   Total Wisconsin                                                                                           3,280,200
------------------------------------------------------------------------------------------------------------------------------------
$     741,997   Total Long-Term Municipal Bonds (cost $625,893,472)                                                     671,742,732
=============-----------------------------------------------------------------------------------------------------------------------


                                       61

                        Nuveen Dividend Advantage Municipal Fund 2 (NXZ) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
SHARES          DESCRIPTION (1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMON STOCKS - 0.1% (0.1% OF TOTAL INVESTMENTS)


                AIRLINES - 0.1% (0.1% OF TOTAL INVESTMENTS)

       12,027   UAL Corporation (5) (6) (7)                                                                           $     433,092
------------------------------------------------------------------------------------------------------------------------------------
                Total Common Stocks (cost $488,938)                                                                         433,092
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $626,382,410) - 146.0%                                                          672,175,824
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.2%                                                                     10,331,316
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.2)%                                                       (222,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 460,507,140
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5)  Non-income producing.

                    (6) On December 9, 2002, UAL Corporation ("UAL"), the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the Fund had stopped accruing interest on its UAL bonds.

                    (7) On February 1, 2006, UAL emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settle agreement established to meet UAL's unsecured bond obligations, the bondholders, including the Fund, received a distribution of UAL common stock during the subsequent month, and the bankruptcy court dismissed all unsecured claims of bondholders, including those of the Fund. Subsequent to fiscal year-end, the Fund liquidated its UAL common stock holdings.

                    N/R  Not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Dividend Advantage Municipal Fund 3 (NZF)
                        Portfolio of
                                INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.9% (0.6% OF TOTAL INVESTMENTS)

$       5,655   Alabama State Port Authority, Revenue Bonds, State Docks       10/11 at 100.00          AAA           $   5,797,280
                 Department Facilities, Series 2001, 5.250%, 10/01/26 -
                 AMBAC Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                ALASKA - 0.7% (0.4% OF TOTAL INVESTMENTS)

        4,000   Alaska Student Loan Corporation, Student Loan Revenue           7/08 at 100.00          AAA               4,070,760
                 Bonds, Series 1998A, 5.250%, 7/01/14 - AMBAC Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                ARKANSAS - 0.9% (0.6% OF TOTAL INVESTMENTS)

                Sebastian County Health Facilities Board, Arkansas, Hospital
                Revenue Improvement Bonds, Sparks Regional Medical Center,
                Series 2001A:
        1,805    5.500%, 11/01/13                                              11/11 at 101.00         Baa2               1,879,817
        1,900    5.500%, 11/01/14                                              11/11 at 101.00         Baa2               1,969,616
        1,745    5.250%, 11/01/21                                              11/11 at 101.00         Baa2               1,758,855

------------------------------------------------------------------------------------------------------------------------------------
        5,450   Total Arkansas                                                                                            5,608,288
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 10.7% (7.2% OF TOTAL INVESTMENTS)

          855   California Health Facilities Financing Authority, Health        3/13 at 100.00            A                 860,113
                 Facility Revenue Bonds, Adventist Health System/West,
                 Series 2003A, 5.000%, 3/01/28

        5,000   California Infrastructure Economic Development Bank, Revenue    8/11 at 102.00           A+               5,235,250
                 Bonds, Kaiser Hospital Assistance LLC, Series 2001A,
                 5.550%, 8/01/31

        5,000   California Statewide Community Development Authority,           4/34 at 100.00           A+               4,904,700
                 Revenue Bonds, Kaiser Permanente System, Series 2004G,
                 2.300%, 4/01/34 (Mandatory put 5/01/07)

       18,850   California, General Obligation Veterans Welfare Bonds,          6/07 at 101.00          AAA              19,317,292
                 Series 2001BZ, 5.350%, 12/01/21 - MBIA Insured (Alternative
                 Minimum Tax)

                Los Angeles Regional Airports Improvement Corporation,
                California, Lease Revenue Refunding Bonds, LAXFUEL Corporation
                at Los Angeles International Airport, Series 2001:
       13,955    5.750%, 1/01/16 - AMBAC Insured (Alternative Minimum Tax)      1/12 at 100.00          AAA              14,901,847
        5,000    5.375%, 1/01/21 - AMBAC Insured (Alternative Minimum Tax)      1/12 at 100.00          AAA               5,171,850
        1,500    5.250%, 1/01/23 - AMBAC Insured (Alternative Minimum Tax)      1/12 at 100.00          AAA               1,534,950
       10,000    5.500%, 1/01/32 - AMBAC Insured (Alternative Minimum Tax)      1/12 at 100.00          AAA              10,305,900

       10,000   San Joaquin Hills Transportation Corridor Agency, Orange          No Opt. Call          AAA               2,374,900
                 County, California, Toll Road Revenue Refunding Bonds,
                 Series 1997A, 0.000%, 1/15/35 - MBIA Insured

        3,000   San Mateo County Community College District, California,          No Opt. Call          AAA                 888,930
                 General Obligation Bonds, Series 2006C, 0.000%, 9/01/30 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       73,160   Total California                                                                                         65,495,732
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 7.7% (5.1% OF TOTAL INVESTMENTS)

        2,250   Canterberry Crossing Metropolitan District II, Parker,         12/12 at 100.00          N/R               2,432,093
                 Colorado, Limited Tax General Obligation Bonds, Series 2002,
                 7.375%, 12/01/32

        1,655   Colorado Educational and Cultural Facilities Authority,         3/12 at 100.00          N/R               1,712,809
                 Charter School Revenue Bonds, Belle Creek Education Center,
                 Series 2002A, 7.625%, 3/15/32

        3,250   Colorado Educational and Cultural Facilities Authority,         5/12 at 102.00          N/R               3,417,505
                 Charter School Revenue Bonds, Montessori Peaks Building
                 Foundation, Series 2002A, 8.000%, 5/01/32

        1,775   Colorado Educational and Cultural Facilities Authority, Charter 6/11 at 100.00          Ba1               1,829,652
                 School Revenue Bonds, Weld County School District 6 -
                 Frontier Academy, Series 2001, 7.375%, 6/01/31

        3,380   Colorado Housing Finance Authority, Multifamily Project Bonds, 10/11 at 100.00          AAA               3,461,695
                 Class I, Series 2001A-1, 5.500%, 4/01/31 (Alternative
                 Minimum Tax)

       10,100   Colorado Springs, Colorado, Utility System Revenue Refunding   11/07 at 100.00           AA              10,310,686
                 and Improvement Bonds, Series 1997A, 5.375%, 11/15/26


                                       63

                        Nuveen Dividend Advantage Municipal Fund 3 (NZF) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                COLORADO (continued)

                Denver City and County, Colorado, Airport System Revenue
                Bonds, Series 1996A:
$      19,150    5.750%, 11/15/16 - MBIA Insured                               11/06 at 101.00          AAA           $  19,527,637
        1,105    5.500%, 11/15/25 - MBIA Insured                               11/06 at 101.00          AAA               1,125,454

        2,000   Denver City and County, Colorado, Airport System Revenue       11/11 at 100.00          AAA               2,107,700
                 Refunding Bonds, Series 2001A, 5.500%, 11/15/16 - FGIC
                 Insured (Alternative Minimum Tax)

        1,000   Plaza Metropolitan District 1, Lakewood, Colorado, Tax          6/14 at 101.00          N/R               1,099,440
                 Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25

------------------------------------------------------------------------------------------------------------------------------------
       45,665   Total Colorado                                                                                           47,024,671
------------------------------------------------------------------------------------------------------------------------------------


                DELAWARE - 0.5% (0.3% OF TOTAL INVESTMENTS)

        2,835   Delaware Housing Authority, Multifamily Mortgage Revenue        7/12 at 100.00          Aa3               2,843,477
                 Bonds, Series 2001A, 5.400%, 7/01/24
------------------------------------------------------------------------------------------------------------------------------------


                DISTRICT OF COLUMBIA - 1.0% (0.7% OF TOTAL INVESTMENTS)

        6,000   District of Columbia, Revenue Bonds, Catholic University of    10/09 at 101.00          AAA               6,353,460
                 America, Series 1999, 5.625%, 10/01/29 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                FLORIDA - 1.6% (1.1% OF TOTAL INVESTMENTS)

        2,000   Dade County, Florida, Water and Sewerage System Revenue        10/07 at 102.00          AAA               2,082,000
                 Bonds, Series 1997, 5.375%, 10/01/16 - FGIC Insured

                Orange County Housing Finance Authority, Florida, Multifamily
                Housing Revenue Bonds, Oak Glen Apartments, Series 2001G:
        1,105    5.400%, 12/01/32 - FSA Insured                                12/11 at 100.00          AAA               1,124,824
        2,195    5.450%, 12/01/41 - FSA Insured                                12/11 at 100.00          AAA               2,229,088

        4,175   Pace Property Finance Authority Inc., Florida, Utility System   9/07 at 102.00          AAA               4,332,899
                 Improvement and Revenue Refunding Bonds, Series 1997,
                 5.250%, 9/01/17 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        9,475   Total Florida                                                                                             9,768,811
------------------------------------------------------------------------------------------------------------------------------------


                GEORGIA - 2.3% (1.6% OF TOTAL INVESTMENTS)

        5,000   Atlanta, Georgia, Airport General Revenue Bonds, Series 2000B,  1/10 at 101.00          AAA               5,215,650
                 5.625%, 1/01/30 - FGIC Insured (Alternative Minimum Tax)

        2,700   Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station       12/11 at 101.00          N/R               2,997,648
                 Project, Series 2001, 7.900%, 12/01/24

        3,740   Gainesville and Hall County Hospital Authority, Georgia,        5/11 at 100.00           A-               3,836,642
                 Revenue Anticipation Certificates, Northeast Georgia Health
                 Services Inc., Series 2001, 5.500%, 5/15/31

        2,000   Henry County Water and Sewerage Authority, Georgia, Revenue     2/10 at 101.00          AAA               2,148,680
                 Bonds, Series 2000, 5.625%, 2/01/30 (Pre-refunded
                 2/01/10) - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       13,440   Total Georgia                                                                                            14,198,620
------------------------------------------------------------------------------------------------------------------------------------


                HAWAII - 0.9% (0.6% OF TOTAL INVESTMENTS)

        5,125   Hawaii, Highway Revenue Bonds, Series 2001,                     7/11 at 100.00          AAA               5,509,426
                 5.375%, 7/01/21 (Pre-refunded 7/01/11) - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 18.4% (12.4% OF TOTAL INVESTMENTS)

        3,000   Chicago, Illinois, General Obligation Bonds, Neighborhoods      1/11 at 100.00          AAA               3,222,390
                 Alive 21 Program, Series 2001A, 5.500%, 1/01/31
                 (Pre-refunded 1/01/11) - FGIC Insured

          285   Chicago, Illinois, General Obligation Refunding Bonds,          1/08 at 100.00          AAA                 289,526
                 Series 1996B, 5.125%, 1/01/25 - FGIC Insured

        8,375   Chicago, Illinois, Revenue Bonds, Midway Airport,               1/11 at 101.00          AAA               8,800,450
                 Series 2001A, 5.500%, 1/01/19 - FSA Insured (Alternative
                 Minimum Tax)

        1,750   Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998,        7/08 at 102.00          AAA               1,821,697
                 5.250%, 1/01/28 - FGIC Insured

       10,800   Chicago, Illinois, Sales Tax Revenue Bonds, Series 1999,        1/09 at 101.00          AAA              11,352,636
                 5.375%, 1/01/30 (Pre-refunded 1/01/09) - FGIC Insured

        4,950   Chicago, Illinois, Second Lien Passenger Facility Charge        1/11 at 101.00          AAA               5,090,580
                 Revenue Bonds, O'Hare International Airport, Series 2001A,
                 5.375%, 1/01/32 - AMBAC Insured (Alternative Minimum Tax)


                                       64

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS (continued)

$       8,610   Chicago, Illinois, Second Lien Wastewater Transmission Revenue  1/11 at 100.00          AAA           $   9,248,259
                 Bonds, Series 2001A, 5.500%, 1/01/26 (Pre-refunded
                 1/01/11) - AMBAC Insured

        2,220   Chicago, Illinois, Second Lien Wastewater Transmission Revenue    No Opt. Call          AAA               2,427,970
                 Bonds, Series 2001A, 5.500%, 1/01/16 - MBIA Insured

       10,000   Chicago, Illinois, Senior Lien Water Revenue Bonds,            11/11 at 100.00          AAA              10,597,500
                 Series 2001, 5.000%, 11/01/26 (Pre-refunded 11/01/11) -
                 AMBAC Insured

        1,665   Chicago, Illinois, Third Lien General Airport Revenue Bonds,    1/16 at 100.00          AAA               1,714,467
                 O'Hare International Airport, Series 2005A, 5.000%, 1/01/33 -
                 FGIC Insured

        2,415   Illinois Finance Authority, General Obligation Debt            12/14 at 100.00          Aaa               2,497,545
                 Certificates, Local Government Program - Kankakee County,
                 Series 2005B, 5.000%, 12/01/24 - AMBAC Insured

        1,100   Illinois Health Facilities Authority, Revenue Bonds, Condell    5/10 at 101.00         Baa2               1,169,795
                 Medical Center, Series 2000, 6.500%, 5/15/30

        9,000   Illinois Health Facilities Authority, Revenue Bonds, Covenant  12/11 at 101.00          BBB               9,285,480
                 Retirement Communities Inc., Series 2001, 5.875%, 12/01/31

       15,000   Illinois Health Facilities Authority, Revenue Bonds, Loyola     7/11 at 100.00         Baa1              15,697,200
                 University Health System, Series 2001A, 6.125%, 7/01/31

        5,000   Lake County School District 38, Big Hallow, Illinois, General     No Opt. Call          Aaa               2,331,650
                 Obligation Bonds, Series 2005, 0.000%, 2/01/22 -
                 AMBAC Insured

        7,000   Lombard Public Facilities Corporation, Illinois, First Tier     1/16 at 100.00          N/R               7,424,760
                 Conference Center and Hotel Revenue Bonds, Series 2005A-1,
                 7.125%, 1/01/36

       16,900   Metropolitan Pier and Exposition Authority, Illinois, Revenue  12/09 at 101.00          AAA              17,688,554
                 Bonds, McCormick Place Expansion Project, Series 1999A,
                 5.250%, 12/15/28 - FGIC Insured

        2,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue     No Opt. Call          AAA               2,280,860
                 Refunding Bonds, McCormick Place Expansion Project,
                 Series 1998A, 5.500%, 6/15/29 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
      110,070   Total Illinois                                                                                          112,941,319
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 5.8% (3.9% OF TOTAL INVESTMENTS)

                Clark-Pleasant Community School Building Corporation, Indiana,
                First Mortgage Bonds, Series 2001:
        1,255    5.000%, 7/15/21 (Pre-refunded 1/15/12) - AMBAC Insured         1/12 at 100.00          AAA               1,327,790
        1,000    5.000%, 1/15/26 (Pre-refunded 1/15/12) - AMBAC Insured         1/12 at 100.00          AAA               1,058,000

                Evansville Vanderburgh Public Library Lease Corporation,
                Indiana, First Mortgage Bonds, Series 2001:
        2,000    5.750%, 7/15/18 (Pre-refunded 1/15/12) - MBIA Insured          1/12 at 100.00          AAA               2,192,260
        2,750    5.125%, 1/15/24 (Pre-refunded 1/15/12) - MBIA Insured          1/12 at 100.00          AAA               2,926,990

        3,405   Gary, Indiana, GNMA/FHA Mortgage Revenue Bonds, Windsor        11/11 at 102.00          AAA               3,442,319
                 Square Project, Series 2001A, 5.375%, 10/20/41 (Alternative
                 Minimum Tax)

        1,250   Hamilton Southeastern Cumberland Campus School Building         1/12 at 100.00          AAA               1,306,763
                 Corporation, Indiana, First Mortgage Bonds, Series 2001,
                 5.125%, 1/15/23 - AMBAC Insured

        9,500   Indiana Educational Facilities Authority, Revenue Bonds,        2/11 at 100.00          AAA              10,072,375
                 Butler University, Series 2001, 5.500%, 2/01/26 - MBIA Insured

        4,230   Indiana Finance Authority, Educational Facilities Revenue Bonds, 6/15 at 100.00         Aa3               4,338,584
                 Tudor Park Foundation, Series 2005B, 5.000%, 6/01/24

        2,800   Indiana Health Facility Financing Authority, Revenue Bonds,     5/15 at 100.00          AAA               2,867,312
                 Community Hospitals of Indiana, Series 2005A,
                 5.000%, 5/01/35 - AMBAC Insured

        2,650   Indianapolis, Indiana, Special Facility Revenue Bonds,          5/06 at 102.00          N/R                 265,008
                 United Airlines Inc., Indianapolis Maintenance Center Project,
                 Series 1995A, 6.500%, 11/15/31 (Alternative Minimum Tax) (5)

        3,500   University of Southern Indiana, Student Fee Bonds,             10/11 at 100.00          Aaa               3,625,370
                 Series 2001H, 5.000%, 10/01/21 - AMBAC Insured

                Wayne County Jail Holding Corporation, Indiana, First
                Mortgage Bonds, Series 2001:
        1,150    5.625%, 7/15/18 - AMBAC Insured                                1/13 at 101.00          AAA               1,256,099
        1,090    5.500%, 7/15/22 - AMBAC Insured                                1/13 at 101.00          AAA               1,176,339

------------------------------------------------------------------------------------------------------------------------------------
       36,580   Total Indiana                                                                                            35,855,209
------------------------------------------------------------------------------------------------------------------------------------


                                       65

                        Nuveen Dividend Advantage Municipal Fund 3 (NZF) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                IOWA - 5.9% (4.0% OF TOTAL INVESTMENTS)

$       2,000   Iowa Finance Authority, Healthcare Revenue Bonds, Great River   5/11 at 100.00          AAA           $   2,057,000
                 Medical Center, Series 2001, 5.250%, 5/15/31 - FSA Insured

                Iowa Tobacco Settlement Authority, Tobacco Settlement
                Asset-Backed Revenue Bonds, Series 2001B:
       28,000    5.300%, 6/01/25 (Pre-refunded 6/01/11)                         6/11 at 101.00          AAA              29,776,599
        3,950    5.600%, 6/01/35 (Pre-refunded 6/01/11)                         6/11 at 101.00          AAA               4,290,648

------------------------------------------------------------------------------------------------------------------------------------
       33,950   Total Iowa                                                                                               36,124,247
------------------------------------------------------------------------------------------------------------------------------------


                KENTUCKY - 3.1% (2.1% OF TOTAL INVESTMENTS)

       18,500   Louisville and Jefferson County Metropolitan Sewer District,   11/11 at 101.00          AAA              19,251,470
                 Kentucky, Sewer and Drainage System Revenue Bonds,
                 Series 2001A, 5.125%, 5/15/27 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                LOUISIANA - 3.4% (2.3% OF TOTAL INVESTMENTS)

       19,890   Tobacco Settlement Financing Corporation, Louisiana, Tobacco    5/11 at 101.00          BBB              20,856,653
                 Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------


                MAINE - 1.1% (0.7% OF TOTAL INVESTMENTS)

                Maine State Housing Authority, Single Family Mortgage
                Purchase Bonds, Series 2001B:
        4,610    5.400%, 11/15/21 (Alternative Minimum Tax)                    11/10 at 100.00          AA+               4,723,775
        1,800    5.500%, 11/15/32 (Alternative Minimum Tax)                    11/10 at 100.00          AA+               1,836,954

------------------------------------------------------------------------------------------------------------------------------------
        6,410   Total Maine                                                                                               6,560,729
------------------------------------------------------------------------------------------------------------------------------------


                MARYLAND - 2.0% (1.3% OF TOTAL INVESTMENTS)

        1,570   Maryland Community Development Administration, Insured          7/11 at 100.00          Aa2               1,604,446
                 Multifamily Housing Mortgage Loan Revenue Bonds,
                 Series 2001B, 5.250%, 7/01/21 (Alternative Minimum Tax)

       10,600   Maryland Energy Financing Administration, Revenue Bonds,        9/07 at 100.00          N/R              10,714,904
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       12,170   Total Maryland                                                                                           12,319,350
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 1.7% (1.1% OF TOTAL INVESTMENTS)

        5,000   Massachusetts Port Authority, Special Facilities Revenue        1/11 at 101.00          AAA               5,215,850
                 Bonds, Delta Air Lines Inc., Series 2001A, 5.500%, 1/01/18 -
                 AMBAC Insured (Alternative Minimum Tax)

        5,150   Massachusetts Turnpike Authority, Metropolitan Highway          1/07 at 102.00          AAA               5,218,804
                 System Revenue Bonds, Senior Series 1997A,
                 5.000%, 1/01/37 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,150   Total Massachusetts                                                                                      10,434,654
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 9.1% (6.1% OF TOTAL INVESTMENTS)

       15,000   Detroit City School District, Wayne County, Michigan, Unlimited   No Opt. Call          AAA              18,118,650
                 Tax School Building and Site Improvement Bonds,
                 Series 2001A, 6.000%, 5/01/29 - FSA Insured

       11,000   Kent Hospital Finance Authority, Michigan, Revenue Bonds,       7/11 at 101.00       AA (4)              11,956,890
                 Spectrum Health, Series 2001A, 5.500%, 1/15/31
                 (Pre-refunded 7/15/11)

        1,235   Michigan State Building Authority, Revenue Bonds, Facilities   10/11 at 100.00          AA-               1,321,030
                 Program, Series 2001I, 5.500%, 10/15/18

        1,355   Michigan State Hospital Finance Authority, Hospital Revenue     8/08 at 101.00          BB-               1,294,675
                 Bonds, Detroit Medical Center Obligated Group, Series 1998A,
                 5.250%, 8/15/23

        3,485   Michigan State Hospital Finance Authority, Hospital Revenue       No Opt. Call          AAA               3,719,331
                 Refunding Bonds, Sisters of Mercy Health Corporation,
                 Series 1993P, 5.375%, 8/15/14 - MBIA Insured (ETM)

                Michigan State Hospital Finance Authority, Hospital Revenue
                Refunding Bonds, Sparrow Obligated Group, Series 2001:
        1,400    5.500%, 11/15/21                                              11/11 at 101.00           A+               1,452,472
        2,500    5.625%, 11/15/31                                              11/11 at 101.00           A+               2,589,775

       12,640   Royal Oak Hospital Finance Authority, Michigan, Hospital       11/11 at 100.00          AAA              13,050,421
                 Revenue Bonds, William Beaumont Hospital, Series 2001M,
                 5.250%, 11/15/31 - MBIA Insured

        2,395   Ypsilanti Community Utilities Authority, Washtenaw County,      5/11 at 100.00          AAA               2,500,572
                 Michigan, General Obligation Bonds, Sanitary Sewerage
                 System 3, Series 2001, 5.100%, 5/01/31 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       51,010   Total Michigan                                                                                           56,003,816
------------------------------------------------------------------------------------------------------------------------------------


                                       66

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MINNESOTA - 0.4% (0.3% OF TOTAL INVESTMENTS)

$       2,340   Dakota County Community Development Agency, Minnesota,         10/11 at 105.00          Aaa           $   2,446,119
                 GNMA Collateralized Multifamily Housing Revenue Bonds,
                 Rose Apartments Project, Series 2001, 6.350%, 10/20/37
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                MISSISSIPPI - 0.4% (0.2% OF TOTAL INVESTMENTS)

        2,155   Mississippi Business Finance Corporation, GNMA Collateralized   5/09 at 103.00          AAA               2,195,514
                 Retirement Facility Mortgage Revenue Refunding Bonds,
                 Aldersgate Retirement Community Inc. Project, Series 1999A,
                 5.450%, 5/20/34
------------------------------------------------------------------------------------------------------------------------------------


                MISSOURI - 2.5% (1.7% OF TOTAL INVESTMENTS)

        1,825   Fenton, Missouri, Tax Increment Refunding and Improvement      10/12 at 100.00      N/R (4)               2,015,019
                 Revenue Bonds, Gravois Bluffs Redevelopment Project,
                 Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)

                Missouri Development Finance Board, Cultural Facilities Revenue
                Bonds, Nelson Gallery Foundation, Series 2001A:
        3,335    5.250%, 12/01/19 - MBIA Insured                               12/11 at 100.00          AAA               3,529,064
        3,510    5.250%, 12/01/20 - MBIA Insured                               12/11 at 100.00          AAA               3,714,247
        3,695    5.250%, 12/01/21 - MBIA Insured                               12/11 at 100.00          AAA               3,898,299
        2,040    5.250%, 12/01/22 - MBIA Insured                               12/11 at 100.00          AAA               2,148,079

------------------------------------------------------------------------------------------------------------------------------------
       14,405   Total Missouri                                                                                           15,304,708
------------------------------------------------------------------------------------------------------------------------------------


                MONTANA - 0.9% (0.6% OF TOTAL INVESTMENTS)

        5,000   Montana Board of Investments, Exempt Facility Revenue Bonds,    7/10 at 101.00           B1               5,243,650
                 Stillwater Mining Company, Series 2000, 8.000%, 7/01/20
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                NEBRASKA - 0.9% (0.6% OF TOTAL INVESTMENTS)

                Nebraska Investment Finance Authority, Single Family Housing
                Revenue Bonds, Series 2001D:
        2,255    5.250%, 9/01/21 (Alternative Minimum Tax)                      9/11 at 100.00          AAA               2,300,574
        3,035    5.375%, 9/01/32 (Alternative Minimum Tax)                      9/11 at 100.00          AAA               3,081,162

------------------------------------------------------------------------------------------------------------------------------------
        5,290   Total Nebraska                                                                                            5,381,736
------------------------------------------------------------------------------------------------------------------------------------


                NEVADA - 7.8% (5.3% OF TOTAL INVESTMENTS)

       35,000   Clark County, Nevada, Limited Tax General Obligation Bank       7/10 at 100.00          AAA              36,970,497
                 Bonds, Series 2000, 5.500%, 7/01/30 - MBIA Insured

        2,000   Director of Nevada State Department of Business and             1/10 at 100.00          AAA               2,072,920
                 Industry, Revenue Bonds, Las Vegas Monorail Project,
                 First Tier, Series 2000, 5.375%, 1/01/40 - AMBAC Insured

        4,000   Director of Nevada State Department of Business and Industry,   1/10 at 102.00          N/R               4,168,560
                 Revenue Bonds, Las Vegas Monorail Project, Second Tier,
                 Series 2000, 7.375%, 1/01/40

          265   Nevada Housing Division, Single Family Mortgage Bonds,          4/08 at 101.50          Aaa                 269,879
                 Senior Series 1998A-1, 5.300%, 4/01/18 (Alternative
                 Minimum Tax)

        4,290   University of Nevada, Revenue Bonds, Community College          1/12 at 100.00          AAA               4,508,447
                 System, Series 2001A, 5.250%, 7/01/26 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       45,555   Total Nevada                                                                                             47,990,303
------------------------------------------------------------------------------------------------------------------------------------


                NEW HAMPSHIRE - 0.2% (0.3% OF TOTAL INVESTMENTS)

        2,000   New Hampshire Health and Education Authority, Hospital         10/11 at 101.00          Aaa               2,140,860
                 Revenue Bonds, Concord Hospital, Series 2001,
                 5.500%, 10/01/21 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------


                NEW JERSEY - 2.4% (1.6% OF TOTAL INVESTMENTS)

       10,000   New Jersey Economic Development Authority, Water Facilities    11/12 at 101.00          Aaa              10,379,800
                 Revenue Bonds, American Water Company, Series 2002A,
                 5.250%, 11/01/32 - AMBAC Insured (Alternative Minimum Tax)

        4,125   New Jersey Transit Corporation, Certificates of Participation,    No Opt. Call          AAA               4,484,164
                 Federal Transit Administration Grants, Series 2002A,
                 5.500%, 9/15/13 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,125   Total New Jersey                                                                                         14,863,964
------------------------------------------------------------------------------------------------------------------------------------


                                       67

                        Nuveen Dividend Advantage Municipal Fund 3 (NZF) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK - 4.4% (2.9% OF TOTAL INVESTMENTS)

$       1,780   East Rochester Housing Authority, New York, GNMA Secured       10/11 at 101.00          AAA           $   1,827,366
                 Revenue Bonds, Gates Senior Housing Inc., Series 2001,
                 5.300%, 4/20/31

        5,350   Metropolitan Transportation Authority, New York, Dedicated     11/11 at 100.00          AAA               5,695,824
                 Tax Fund Bonds, Series 2001A, 5.000%, 11/15/31
                 (Pre-refunded 11/15/11) - FGIC Insured

        4,155   Monroe County Airport Authority, New York, Revenue Refunding      No Opt. Call          AAA               4,504,851
                 Bonds, Greater Rochester International Airport, Series 1999,
                 5.750%, 1/01/13 - MBIA Insured (Alternative Minimum Tax)

                New York City Municipal Water Finance Authority, New York, Water
                and Sewerage System Revenue Bonds, Fiscal Series 2001A:
        3,610    5.500%, 6/15/33 (Pre-refunded 6/15/10) - MBIA Insured          6/10 at 101.00          AAA               3,888,656
        5,710    5.500%, 6/15/33 (Pre-refunded 6/15/10) - FGIC Insured          6/10 at 101.00          AAA               6,150,755

        2,500   New York City, New York, General Obligation Bonds, Fiscal       8/12 at 100.00          AAA               2,720,925
                 Series 2002G, 5.625%, 8/01/20 - MBIA Insured

        2,000   New York State Tobacco Settlement Financing Corporation,        6/11 at 100.00          AA-               2,125,060
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/16

------------------------------------------------------------------------------------------------------------------------------------
       25,105   Total New York                                                                                           26,913,437
------------------------------------------------------------------------------------------------------------------------------------


                NORTH CAROLINA - 1.1% (0.7% OF TOTAL INVESTMENTS)

                Charlotte-Mecklenburg Hospital Authority, North Carolina,
                Healthcare System Revenue Bonds, DBA Carolinas Healthcare
                System, Series 2005A:
        1,750    4.875%, 1/15/32                                                1/15 at 100.00           AA               1,748,338
        3,000    5.000%, 1/15/45                                                1/15 at 100.00           AA               3,028,680

        1,800   North Carolina Municipal Power Agency 1, Catawba Electric         No Opt. Call           A3               1,921,374
                 Revenue Bonds, Series 2003A, 5.500%, 1/01/13

------------------------------------------------------------------------------------------------------------------------------------
        6,550   Total North Carolina                                                                                      6,698,392
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 2.3% (1.5% OF TOTAL INVESTMENTS)

        2,370   Ohio Housing Finance Agency, GNMA Mortgage-Backed               3/08 at 101.50          AAA               2,411,712
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 1998A-1, 5.300%, 9/01/19 - FSA Insured (Alternative
                 Minimum Tax)

        7,600   Ohio Water Development Authority, Solid Waste Disposal          9/09 at 102.00          N/R               7,853,308
                 Revenue Bonds, Bay Shore Power, Series 1998B,
                 6.625%, 9/01/20 (Alternative Minimum Tax)

                Portage County, Ohio, General Obligation Bonds, Series 2001:
        1,870    5.000%, 12/01/21 - FGIC Insured                               12/11 at 100.00          AAA               1,941,714
        1,775    5.000%, 12/01/23 - FGIC Insured                               12/11 at 100.00          AAA               1,839,947

------------------------------------------------------------------------------------------------------------------------------------
       13,615   Total Ohio                                                                                               14,046,681
------------------------------------------------------------------------------------------------------------------------------------


                OKLAHOMA - 0.4% (0.3% OF TOTAL INVESTMENTS)

        2,500   Oklahoma Development Finance Authority, Revenue Refunding       8/09 at 101.00          AAA               2,660,075
                 Bonds, Hillcrest Healthcare System, Series 1999A,
                 5.625%, 8/15/29 (Pre-refunded 8/15/09)
------------------------------------------------------------------------------------------------------------------------------------


                OREGON - 2.5% (1.7% OF TOTAL INVESTMENTS)

        4,700   Oregon Health, Housing, Educational and Cultural Facilities    11/11 at 101.00          AAA               4,933,214
                 Authority, Revenue Bonds, PeaceHealth Project, Series 2001,
                 5.250%, 11/15/21 - AMBAC Insured

       10,000   Oregon Housing and Community Services Department,               7/10 at 100.00          Aaa              10,260,200
                 Multifamily Housing Revenue Bonds, Series 2000A,
                 6.050%, 7/01/42 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       14,700   Total Oregon                                                                                             15,193,414
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 1.9% (1.3% OF TOTAL INVESTMENTS)

                Allegheny County Hospital Development Authority, Pennsylvania,
                Revenue Bonds, West Penn Allegheny Health System, Series 2000B:
        2,000    9.250%, 11/15/22                                              11/10 at 102.00          Ba3               2,382,820
        2,000    9.250%, 11/15/30                                              11/10 at 102.00          Ba3               2,381,000

        3,500   Pennsylvania Economic Development Financing Authority,          7/06 at 100.00           B+               3,512,950
                 Senior Lien Resource Recovery Revenue Bonds, Northampton
                 Generating Project, Series 1994A, 6.600%, 1/01/19
                 (Alternative Minimum Tax)


                                       68

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                PENNSYLVANIA (continued)

$       3,205   Philadelphia School District, Pennsylvania, General Obligation  8/12 at 100.00          AAA           $   3,517,007
                 Bonds, Series 2002B, 5.625%, 8/01/16 (Pre-refunded
                 8/01/12) - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,705   Total Pennsylvania                                                                                       11,793,777
------------------------------------------------------------------------------------------------------------------------------------


                SOUTH CAROLINA - 1.6% (1.1% OF TOTAL INVESTMENTS)

        2,185   Greenville County, South Carolina, Special Source Revenue       4/11 at 101.00          AAA               2,337,491
                 Bonds, Road Improvement Project, Series 2001,
                 5.500%, 4/01/21 - AMBAC Insured

        6,850   South Carolina Transportation Infrastructure Bank, Revenue     10/11 at 100.00          Aaa               7,421,085
                 Bonds, Series 2001A, 5.500%, 10/01/22 (Pre-refunded
                 10/01/11) - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        9,035   Total South Carolina                                                                                      9,758,576
------------------------------------------------------------------------------------------------------------------------------------


                TENNESSEE - 1.3% (0.9% OF TOTAL INVESTMENTS)

        5,210   Memphis-Shelby County Airport Authority, Tennessee,             3/11 at 100.00          AAA               5,486,599
                 Airport Revenue Bonds, Series 2001A, 5.500%, 3/01/14 -
                 FSA Insured (Alternative Minimum Tax)

        1,185   Tennessee Housing Development Agency, Homeownership             1/09 at 101.00           AA               1,206,117
                 Program Bonds, Series 1998-2, 5.350%, 7/01/23 (Alternative
                 Minimum Tax)

        1,290   Tennessee Housing Development Agency, Homeownership             7/11 at 100.00           AA               1,313,014
                 Program Bonds, Series 2001-3A, 5.200%, 7/01/22 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        7,685   Total Tennessee                                                                                           8,005,730
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 18.0% (12.1% OF TOTAL INVESTMENTS)

        1,125   Brushy Creek Municipal Utility District, Williamson County,     6/09 at 100.00          Aaa               1,155,814
                 Texas, Combination Unlimited Tax and Revenue Refunding
                 Bonds, Series 2001, 5.125%, 6/01/26 - FSA Insured

                Collins and Denton Counties, Frisco, Texas, General Obligation
                Bonds, Series 2001:
        1,910    5.000%, 2/15/20 - FGIC Insured                                 2/11 at 100.00          AAA               1,960,195
        2,005    5.000%, 2/15/21 - FGIC Insured                                 2/11 at 100.00          AAA               2,070,223

        3,850   Dallas-Ft. Worth International Airport, Texas, Joint Revenue   11/11 at 100.00          AAA               4,034,069
                 Refunding and Improvement Bonds, Series 2001A,
                 5.500%, 11/01/35 - FGIC Insured (Alternative Minimum Tax)

        5,000   Decatur Hospital Authority, Texas, Revenue Bonds, Wise          9/14 at 100.00          N/R               5,409,000
                 Regional Health System, Series 2004A, 7.000%, 9/01/25

        4,040   Harris County, Texas, Tax and Revenue Certificates of           8/11 at 100.00          AA+               4,119,709
                 Obligation, Series 2001, 5.000%, 8/15/27

        6,000   Houston, Texas, Junior Lien Water and Sewerage System             No Opt. Call          AAA               6,871,140
                  Revenue Refunding Bonds, Series 2001B, 5.500%, 12/01/29 -
                 MBIA Insured (ETM)

        7,000   Houston, Texas, Subordinate Lien Airport System Revenue         7/08 at 101.00          AAA               7,218,890
                 Bonds, Series 1998B, 5.250%, 7/01/14 - FGIC Insured
                 (Alternative Minimum Tax)

                Houston, Texas, Subordinate Lien Airport System Revenue
                Refunding Bonds, Series 2001A:
        2,525    5.500%, 7/01/13 - FGIC Insured (Alternative Minimum Tax)       1/12 at 100.00          AAA               2,680,540
        2,905    5.500%, 7/01/14 - FGIC Insured (Alternative Minimum Tax)       1/12 at 100.00          AAA               3,079,445

                Jefferson County Health Facilities Development Corporation,
                Texas, FHA-Insured Mortgage Revenue Bonds, Baptist Hospital of
                Southeast Texas, Series 2001:
        8,500    5.400%, 8/15/31 - AMBAC Insured                                8/11 at 100.00          AAA               8,845,440
        8,500    5.500%, 8/15/41 -AMBAC Insured                                 8/11 at 100.00          AAA               8,932,055

       10,700   Laredo Independent School District, Webb County, Texas,         8/11 at 100.00          AAA              10,989,649
                 General Obligation Refunding Bonds, Series 2001,
                 5.000%, 8/01/25

        2,500   Matagorda County Navigation District 1, Texas, Collateralized     No Opt. Call          AAA               2,630,175
                 Revenue Refunding Bonds, Houston Light and Power
                 Company, Series 1997, 5.125%, 11/01/28 - AMBAC Insured
                 (Alternative Minimum Tax)

        1,540   Medina Valley Independent School District, Medina County,       2/11 at 100.00          Aaa               1,639,084
                 Texas, General Obligation Bonds, Series 2001, 5.250%, 2/15/26
                 (Pre-refunded 2/15/11)

        5,430   Mineral Wells Independent School District, Pale Pinto and       2/08 at 100.00          Aaa               5,458,453
                 Parker Counties, Texas, Unlimited School Tax Building and
                 Refunding Bonds, Series 1998, 4.750%, 2/15/22

        3,000   North Central Texas Health Facilities Development Corporation,  2/08 at 102.00          AAA               3,119,130
                 Revenue Bonds, Texas Health Resources System, Series 1997B,
                 5.375%, 2/15/26 - MBIA Insured


                                       69

                        Nuveen Dividend Advantage Municipal Fund 3 (NZF) (continued)
                             Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS (continued)

$       3,045   Port of Houston Authority, Harris County, Texas, General       10/11 at 100.00          AAA           $   3,199,747
                 Obligation Port Improvement Bonds, Series 2001B,
                 5.500%, 10/01/17 - FGIC Insured (Alternative Minimum Tax)

       10,715   Texas Department of Housing and Community Affairs,              7/11 at 100.00          AAA              11,078,131
                 Residential Mortgage Revenue Bonds, Series 2001A,
                 5.350%, 7/01/33 (Alternative Minimum Tax)

       15,700   Texas Water Development Board, Senior Lien State Revolving      1/07 at 100.00          AAA              15,834,863
                 Fund Revenue Bonds, Series 1996B, 5.125%, 7/15/18

------------------------------------------------------------------------------------------------------------------------------------
      105,990   Total Texas                                                                                             110,325,752
------------------------------------------------------------------------------------------------------------------------------------


                UTAH - 0.9% (0.6% OF TOTAL INVESTMENTS)

                Utah Housing Corporation, Single Family Mortgage Bonds,
                Series 2001E:
        1,935    5.200%, 1/01/18 (Alternative Minimum Tax)                      7/11 at 100.00          AA-               1,944,249
          605    5.500%, 1/01/23 (Alternative Minimum Tax)                      7/11 at 100.00          Aa2                 617,076

                Utah Housing Corporation, Single Family Mortgage Bonds,
                Series 2001F-1:
        2,435    4.950%, 7/01/18 (Alternative Minimum Tax)                      7/11 at 100.00          Aa2               2,438,141
          620    5.300%, 7/01/23 (Alternative Minimum Tax)                      7/11 at 100.00          AA-                 620,980

------------------------------------------------------------------------------------------------------------------------------------
        5,595   Total Utah                                                                                                5,620,446
------------------------------------------------------------------------------------------------------------------------------------


                VIRGINIA - 0.8% (0.5% OF TOTAL INVESTMENTS)

        7,000   Pocahontas Parkway Association, Virginia, Senior Lien Revenue    8/08 at 77.58          BB-               4,749,990
                 Bonds, Route 895 Connector Toll Road, Series 1998B,
                 0.000%, 8/15/13
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 15.9% (10.7% OF TOTAL INVESTMENTS)

                Bellingham Housing Authority, Washington, Housing Revenue
                Bonds, Varsity Village Project, Series 2001A:
        1,000    5.500%, 12/01/27 - MBIA Insured                               12/11 at 100.00          Aaa               1,066,300
        2,000    5.600%, 12/01/36 - MBIA Insured                               12/11 at 100.00          Aaa               2,142,500

        1,500   Grays Harbor County Public Utility District 1, Washington,      1/11 at 100.00          AAA               1,562,775
                 Electric System Revenue Bonds, Series 2001, 5.125%, 1/01/22 -
                 AMBAC Insured

        2,475   Klickitat County Public Utility District 1, Washington,        12/11 at 100.00          AAA               2,529,945
                 Electric Revenue Bonds, Series 2001B, 5.000%, 12/01/26 -
                 AMBAC Insured

       12,955   Port of Seattle, Washington, Passenger Facility Charge         12/08 at 101.00          AAA              13,396,247
                 Revenue Bonds, Series 1998B, 5.300%, 12/01/16 - AMBAC
                 Insured (Alternative Minimum Tax)

                Port of Seattle, Washington, Revenue Bonds, Series 2001B:
        2,535    5.625%, 4/01/18 - FGIC Insured (Alternative Minimum Tax)      10/11 at 100.00          AAA               2,688,976
       16,000    5.100%, 4/01/24 - FGIC Insured (Alternative Minimum Tax)      10/08 at 100.00          AAA              16,140,160

        2,090   Public Utility District 1, Benton County, Washington, Electric 11/11 at 100.00          AAA               2,268,549
                 Revenue Refunding Bonds, Series 2001A, 5.625%, 11/01/15 -
                 FSA Insured

        5,680   Seattle, Washington, Municipal Light and Power Revenue          3/11 at 100.00          AAA               6,024,378
                 Refunding and Improvement Bonds, Series 2001,
                 5.500%, 3/01/18 - FSA Insured

        4,530   Tacoma, Washington, Solid Waste Utility Revenue Refunding      12/11 at 100.00          AAA               4,753,873
                 Bonds, Series 2001, 5.250%, 12/01/21 - AMBAC Insured

        3,720   Washington State Healthcare Facilities Authority, Revenue      10/11 at 100.00          Aaa               3,998,070
                 Bonds, Children's Hospital and Regional Medical Center,
                 Series 2001, 5.375%, 10/01/18 (Pre-refunded 10/01/11) -
                 AMBAC Insured

                Washington State Healthcare Facilities Authority, Revenue
                Bonds, Good Samaritan Hospital, Series 2001:
        5,480    5.500%, 10/01/21 - RAAI Insured                               10/11 at 101.00           AA               5,784,195
       25,435    5.625%, 10/01/31 - RAAI Insured                               10/11 at 101.00           AA              26,826,548

                Washington State Healthcare Facilities Authority, Revenue
                Bonds, Group Health Cooperative of Puget Sound, Series 2001:
        3,005    5.375%, 12/01/17 - AMBAC Insured                              12/11 at 101.00          AAA               3,174,632
        2,915    5.375%, 12/01/18 - AMBAC Insured                              12/11 at 101.00          AAA               3,076,141

        2,250   Washington, Certificates of Participation, Washington           7/09 at 100.00          AAA               2,337,030
                 Convention and Trade Center, Series 1999, 5.250%, 7/01/14 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       93,570   Total Washington                                                                                         97,770,319
------------------------------------------------------------------------------------------------------------------------------------


                                       70

    PRINCIPAL                                                                    OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                  PROVISIONS (2)     RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WISCONSIN - 4.5% (3.0% OF TOTAL INVESTMENTS)

                Appleton, Wisconsin, Waterworks Revenue Refunding Bonds,
                Series 2001:
$       3,705    5.375%, 1/01/20 - FGIC Insured                                 1/12 at 100.00          Aaa           $   3,944,676
        1,850    5.000%, 1/01/21 - FGIC Insured                                 1/12 at 100.00          Aaa               1,918,080

        1,735   Evansville Community School District, Dane, Green and Rock      4/11 at 100.00          AAA               1,869,116
                 Counties, Wisconsin, General Obligation Refunding Bonds,
                 Series 2001, 5.500%, 4/01/20 (Pre-refunded 4/01/11) -
                 FGIC Insured

       12,250   La Crosse, Wisconsin, Pollution Control Revenue Refunding      12/08 at 102.00          AAA              12,930,610
                 Bonds, Dairyland Power Cooperative, Series 1997B,
                 5.550%, 2/01/15 - AMBAC Insured

        4,000   Wisconsin Health and Educational Facilities Authority, Revenue 10/11 at 101.00          AA-               4,291,720
                 Bonds, Froedtert and Community Health Obligated Group,
                 Series 2001, 5.375%, 10/01/30

        2,500   Wisconsin Health and Educational Facilities Authority, Revenue  2/12 at 100.00         BBB+               2,649,400
                 Bonds, Marshfield Clinic, Series 2001B, 6.000%, 2/15/25

------------------------------------------------------------------------------------------------------------------------------------
       26,040   Total Wisconsin                                                                                          27,603,602
------------------------------------------------------------------------------------------------------------------------------------
$     888,495   Total Investments (cost $875,641,653) - 148.8%                                                          913,725,017
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                     12,174,183
                -------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.8)%                                                       (312,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 613,899,200
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) On December 9, 2002, UAL Corporation ("UAL"), the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the Fund had stopped accruing interest on its UAL bonds.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

Statement of
        ASSETS AND LIABILITIES April 30, 2006 (Unaudited)


                                  PERFORMANCE        MUNICIPAL           MARKET         DIVIDEND         DIVIDEND         DIVIDEND
                                         PLUS        ADVANTAGE      OPPORTUNITY        ADVANTAGE      ADVANTAGE 2      ADVANTAGE 3
                                         (NPP)            (NMA)            (NMO)            (NAD)            (NXZ)            (NZF)
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments, at value         $1,365,689,434   $1,010,621,834   $1,050,320,041     $879,445,825     $672,175,824     $913,725,017
   (cost $1,290,078,842,
   $947,766,169, $992,774,492,
   $825,790,358, $626,382,410
   and $875,641,653,
   respectively)
 Cash                                      --               --               --          735,060               --               --
 Receivables:
   Interest                        21,431,602       17,454,437       16,532,495       13,238,737       11,512,954       15,400,071
   Investments sold                18,402,720       10,506,472           50,000          521,843        1,787,269        1,042,269
 Other assets                         118,960           73,464           74,748           64,359           31,867           38,116
----------------------------------------------------------------------------------------------------------------------------------
      Total assets              1,405,642,716    1,038,656,207    1,066,977,284      894,005,824      685,507,914      930,205,473
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Cash overdraft                     4,126,524          865,919        2,632,979               --        1,901,338        3,770,593
 Payable for investments
   purchased                        4,387,800       11,609,010               --        4,387,800          646,626               --
 Accrued expenses:
   Management fees                    696,493          516,531          534,898          302,895          206,305          238,564
   Other                              277,762          203,875          213,108          157,893          114,753          151,801
 Preferred share dividends
   payable                            233,926          186,455          202,772          136,518          131,752          145,315
----------------------------------------------------------------------------------------------------------------------------------
      Total liabilities             9,722,505       13,381,790        3,583,757        4,985,106        3,000,774        4,306,273
----------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at
    liquidation value             479,000,000      358,000,000      380,000,000      295,000,000      222,000,000      312,000,000
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
    Common shares              $  916,920,211   $  667,274,417   $  683,393,527     $594,020,718     $460,507,140     $613,899,200
==================================================================================================================================
Common shares outstanding          59,914,073       43,065,903       45,540,872       39,267,491       29,314,839       40,315,941
==================================================================================================================================
Net asset value per Common
   share outstanding (net
   assets applicable to
   Common shares, divided by
   Common shares outstanding)  $        15.30   $        15.49   $        15.01     $      15.13     $      15.71     $      15.23
==================================================================================================================================
NET ASSETS APPLICABLE TO
   COMMON SHARES CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
 Common shares, $.01 par
   value per share             $      599,141   $      430,659   $      455,409     $    392,675     $    293,148     $    403,159
 Paid-in surplus                  836,423,631      601,673,873      635,499,922      558,149,941      416,659,122      572,934,358
 Undistributed
   (Over-distribution
   of) net investment income        3,535,291        4,235,570        2,384,259        2,329,322        3,309,471        2,612,522
 Accumulated net realized
   gain (loss) from
   investments and
   derivative transactions            751,556       (1,921,350)     (12,491,612)     (20,506,687)      (5,548,015)        (134,203)
 Net unrealized appreciation
   (depreciation) of
   investments                     75,610,592       62,855,665       57,545,549       53,655,467       45,793,414       38,083,364
----------------------------------------------------------------------------------------------------------------------------------
 Net assets applicable to
   Common shares               $  916,920,211   $  667,274,417   $  683,393,527     $594,020,718     $460,507,140     $613,899,200
==================================================================================================================================
 Authorized shares:
   Common                         200,000,000      200,000,000      200,000,000        Unlimited        Unlimited        Unlimited
   Preferred                        1,000,000        1,000,000        1,000,000        Unlimited        Unlimited        Unlimited
==================================================================================================================================


                                 See accompanying notes to financial statements.

Statement of
          OPERATIONS Six Months Ended April 30, 2006 (Unaudited)


                                  PERFORMANCE        MUNICIPAL           MARKET         DIVIDEND         DIVIDEND         DIVIDEND
                                         PLUS        ADVANTAGE      OPPORTUNITY        ADVANTAGE      ADVANTAGE 2      ADVANTAGE 3
                                         (NPP)            (NMA)            (NMO)            (NAD)            (NXZ)            (NZF)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                 $35,380,264      $27,251,067      $27,390,029      $22,933,983      $18,102,607      $23,554,686
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
 Management fees                    4,237,182        3,137,478        3,247,266        2,731,292        2,103,608        2,834,450
 Preferred shares - auction fees      594,400          444,248          471,514          366,174          273,898          387,101
 Preferred shares - dividend
   disbursing agent fees               24,795           24,795           19,836           14,877           14,877           14,877
 Shareholders' servicing agent fees
   and expenses                        90,347           55,637           60,119            9,172            3,777            4,792
 Custodian's fees and expenses        155,109          118,071          120,981           99,499           79,442           98,746
 Directors'/Trustees' fees
   and expenses                        13,913           11,143           10,750            8,484            6,965            9,538
 Professional fees                     29,828           28,302           17,538           30,430           17,237           20,329
 Shareholders' reports - printing
   and mailing expenses                65,228           47,438           51,752           40,182           29,757           38,987
 Stock exchange listing fees           11,066            7,971            8,411            7,270            2,373            1,692
 Investor relations expense            42,983           32,706           33,433           28,328           23,297           28,102
 Other expenses                        29,482           30,133           26,761           17,819           18,307           18,438
----------------------------------------------------------------------------------------------------------------------------------
 Total expenses before custodian
   fee credit and expense
   reimbursement                    5,294,333        3,937,922        4,068,361        3,353,527        2,573,538        3,457,052
   Custodian fee credit               (45,861)         (20,076)         (34,117)         (53,889)         (47,225)         (21,192)
   Expense reimbursement                   --               --               --         (889,711)        (993,573)      (1,385,992)
----------------------------------------------------------------------------------------------------------------------------------
Net expenses                        5,248,472        3,917,846        4,034,244        2,409,927        1,532,740        2,049,868
----------------------------------------------------------------------------------------------------------------------------------
Net investment income              30,131,792       23,333,221       23,355,785       20,524,056       16,569,867       21,504,818
----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) from
   investments                        753,431       (1,871,103)      (4,362,308)         509,616         (638,762)         486,574
 Change in net unrealized
   appreciation (depreciation) of
   investments                     (9,155,065)      (4,462,030)        (159,640)      (5,005,406)        (559,532)      (2,406,533)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss)                     (8,401,634)      (6,333,133)      (4,521,948)      (4,495,790)      (1,198,294)      (1,919,959)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
 From net investment income        (6,798,755)      (5,112,619)      (5,512,599)      (4,341,625)      (3,236,858)     (4,509,060)
 From accumulated net realized
   gains                             (204,889)        (119,969)              --               --               --               --
----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from
   distributions to Preferred
   shareholders                    (7,003,644)      (5,232,588)      (5,512,599)      (4,341,625)      (3,236,858)     (4,509,060)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets applicable to Common
   shares from operations         $14,726,514      $11,767,500      $13,321,238      $11,686,641      $12,134,715      $15,075,799
==================================================================================================================================


                                 See accompanying notes to financial statements.

Statement of
           CHANGES IN NET ASSETS (Unaudited)



                                      PERFORMANCE PLUS (NPP)          MUNICIPAL ADVANTAGE (NMA)          MARKET OPPORTUNITY (NMO)
                                ------------------------------    ------------------------------    -------------------------------
                                   SIX MONTHS             YEAR       SIX MONTHS             YEAR       SIX MONTHS             YEAR
                                        ENDED            ENDED            ENDED            ENDED            ENDED            ENDED
                                      4/30/06         10/31/05          4/30/06         10/31/05          4/30/06         10/31/05
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income            $ 30,131,792     $ 61,211,198     $ 23,333,221     $ 46,918,021     $ 23,355,785    $ 46,851,160
Net realized gain (loss) from
    investments                       753,431        1,174,258       (1,871,103)         739,548       (4,362,308)      6,140,447
Net realized gain (loss) from
   forward swaps                           --               --               --               --               --               --
Change in net unrealized
   appreciation (depreciation)
   of investments                  (9,155,065)     (16,746,198)      (4,462,030)     (10,417,790)        (159,640)    (18,854,854)
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                        --               --               --               --               --               --
Distributions to Preferred shareholders:
   From net investment income      (6,798,755)      (9,513,192)      (5,112,619)      (6,994,789)      (5,512,599)     (7,453,196)
   From accumulated net
     realized gains                  (204,889)         (69,318)        (119,969)         (47,587)              --               --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets applicable to Common
   shares from operations          14,726,514       36,056,748       11,767,500       30,197,403       13,321,238       26,683,557
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income        (26,308,282)     (56,600,807)     (20,186,695)     (43,068,628)     (19,609,904)     (41,760,989)
From accumulated net realized
   gains                           (1,042,505)        (904,764)        (628,192)        (641,084)              --               --
----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from
   distributions to Common
   shareholders                   (27,350,787)     (57,505,571)     (20,814,887)     (43,709,712)     (19,609,904)     (41,760,989)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions           --               --          643,731               --               --               --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets applicable to Common
   shares from capital share
   transactions                            --               --          643,731               --               --               --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets applicable to Common
   shares                         (12,624,273)     (21,448,823)      (8,403,656)     (13,512,309)      (6,288,666)     (15,077,432)
Net assets applicable to Common
   shares at the beginning of
   period                         929,544,484      950,993,307      675,678,073      689,190,382      689,682,193      704,759,625
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period   $916,920,211     $929,544,484     $667,274,417     $675,678,073     $683,393,527     $689,682,193
==================================================================================================================================
Undistributed (Over-distribution
   of) net investment income at
   the end of period             $  3,535,291     $  6,510,536     $  4,235,570     $  6,201,663     $  2,384,259     $  4,150,977
==================================================================================================================================



                                 See accompanying notes to financial statements.

                                       74





                                   DIVIDEND ADVANTAGE (NAD)         DIVIDEND ADVANTAGE 2 (NXZ)        DIVIDEND ADVANTAGE 3 (NZF)
                                ------------------------------    ------------------------------    ------------------------------
                                   SIX MONTHS            YEAR        SIX MONTHS             YEAR       SIX MONTHS             YEAR
                                        ENDED            ENDED            ENDED            ENDED            ENDED            ENDED
                                      4/30/06         10/31/05          4/30/06         10/31/05          4/30/06         10/31/05
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income            $ 20,524,056     $ 41,783,665     $ 16,569,867     $ 33,182,825     $ 21,504,818     $ 42,749,145
Net realized gain (loss) from
   investments                        509,616         (176,759)        (638,762)         365,453          486,574          60,740
Net realized gain (loss) from
   forward swaps                           --               --               --       (5,034,851)              --               --
Change in net unrealized
   appreciation (depreciation)
   of investments                  (5,005,406)     (10,221,934)        (559,532)       7,731,035       (2,406,533)        133,784
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                        --               --               --        3,532,408               --               --
Distributions to Preferred shareholders:
   From net investment income      (4,341,625)      (5,755,365)      (3,236,858)      (4,391,879)      (4,509,060)      (6,046,697)
   From accumulated net
     realized gains                        --               --               --               --               --              --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets applicable to Common
   shares from operations          11,686,641       25,629,607        12,134,715      35,384,991       15,075,799       36,896,972
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income        (17,552,569)     (39,071,157)     (14,885,679)     (30,220,159)     (18,623,724)     (38,657,406)
From accumulated net realized
   gains                                   --               --               --               --               --              --
----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from
   distributions to Common
   shareholders                   (17,552,569)     (39,071,157)     (14,885,679)     (30,220,159)     (18,623,724)     (38,657,406)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions           --              --           395,901          145,668           89,369               --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets applicable to Common
   shares from capital share
   transactions                            --               --          395,901               --           89,369               --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets applicable to Common
   shares                          (5,865,928)     (13,441,550)      (2,355,063)       5,310,500       (3,458,556)      (1,760,434)
Net assets applicable to Common
   shares at the beginning of
   period                         599,886,646      613,328,196      462,862,203      457,551,703      617,357,756      619,118,190
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period   $594,020,718     $599,886,646     $460,507,140     $462,862,203     $613,899,200     $617,357,756
==================================================================================================================================
Undistributed (Over-distribution
   of) net investment income at
   the end of period             $  2,329,322     $  3,699,460     $  3,309,471     $  4,862,141     $  2,612,522     $  4,240,488
==================================================================================================================================



                                 See accompanying notes to financial statements.

Notes to
           FINANCIAL STATEMENTS (Unaudited)








1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Performance Plus Municipal Fund, Inc.
(NPP), Nuveen Municipal Advantage Fund, Inc. (NMA), Nuveen Municipal Market Opportunity Fund, Inc. (NMO), Nuveen Dividend Advantage Municipal Fund (NAD), Nuveen Dividend Advantage Municipal Fund 2 (NXZ) and Nuveen Dividend Advantage Municipal Fund 3 (NZF). Performance Plus (NPP), Municipal Advantage (NMA), Market Opportunity (NMO) and Dividend Advantage (NAD) are traded on the New York Stock Exchange while Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of derivative investments are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. If the pricing service is unable to supply a price for a municipal bond or derivative investment, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the investment. Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2006, Performance Plus (NPP), Municipal Advantage (NMA) and Dividend Advantage (NAD) had outstanding when-issued/delayed delivery purchase commitments of $4,387,800, $11,609,010 and $4,387,800, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any. Dividend income, if any, is recorded on the ex-dividend date.

Professional Fees
Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares
The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in more than one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                            PERFORMANCE    MUNICIPAL        MARKET     DIVIDEND     DIVIDEND      DIVIDEND
                                   PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                   (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)         (NZF)
-----------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                       4,000        3,000         4,000        4,000        3,000           --
   Series T                       4,000        3,000         4,000        4,000        3,000           --
   Series W                       4,000        3,000         3,200           --           --        4,160
   Series TH                      3,160        2,320            --        3,800           --        4,160
   Series F                       4,000        3,000         4,000           --        2,880        4,160
-----------------------------------------------------------------------------------------------------------
Total                            19,160       14,320        15,200       11,800        8,880       12,480
===========================================================================================================



Forward Swap Transactions
The Funds are authorized to invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net asset value. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract, and would increase or decrease in value based primarily on the extent to which long-term interest rates for bonds having a maturity of the swaps' termination date were to increase or decrease. The Funds may close out a contract prior to the effective date, at which point a realized gain or loss would be recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To minimize such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount. At April 30, 2006, the Funds did not have any forward swap contracts outstanding.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Funds' organizational documents, their Officers and Director/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

Notes to
        FINANCIAL STATEMENTS (Unaudited) (continued)










2. FUND SHARES
Transactions in Common shares were as follows:

                                                                    MUNICIPAL                     MARKET
                               PERFORMANCE PLUS (NPP)            ADVANTAGE (NMA)             OPPORTUNITY (NMO)
                               ----------------------           ----------------          ----------------------------
                               SIX MONTHS       YEAR          SIX MONTHS        YEAR         SIX MONTHS        YEAR
                                    ENDED      ENDED               ENDED       ENDED              ENDED       ENDED
                                  4/30/06   10/31/05             4/30/06    10/31/05            4/30/06    10/31/05
--------------------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions       --          --             40,309          --                 --          --
--------------------------------------------------------------------------------------------------------------------------

                             DIVIDEND ADVANTAGE (NAD)      DIVIDEND ADVANTAGE 2 (NXZ)     DIVIDEND ADVANTAGE 3 (NZF)
                            ------------------------       --------------------------    ----------------------------
                               SIX MONTHS        YEAR         SIX MONTHS        YEAR         SIX MONTHS        YEAR
                                    ENDED       ENDED              ENDED       ENDED              ENDED       ENDED
                                  4/30/06    10/31/05            4/30/06    10/31/05            4/30/06    10/31/05
--------------------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions       --          --             23,971       8,868              5,822          --
--------------------------------------------------------------------------------------------------------------------------


3. INVESTMENT TRANSACTIONS
Purchases and sales (including maturities but excluding short-term investments) during the six months ended April 30, 2006, were as follows:

                            PERFORMANCE     MUNICIPAL        MARKET      DIVIDEND      DIVIDEND      DIVIDEND
                                   PLUS     ADVANTAGE   OPPORTUNITY     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                   (NPP)        (NMA)          (NMO)         (NAD)         (NXZ)         (NZF)
--------------------------------------------------------------------------------------------------------------
Purchases                   $38,547,208   $34,820,164   $61,670,017   $42,666,637    $3,486,748   $13,255,953
Sales and maturities         52,810,809    35,300,126    58,841,275    30,148,700     6,325,274    13,783,659
==============================================================================================================


4. INCOME TAX INFORMATION
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2006, the cost of investments was as follows:

                            PERFORMANCE     MUNICIPAL        MARKET      DIVIDEND      DIVIDEND      DIVIDEND
                                   PLUS     ADVANTAGE   OPPORTUNITY     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                   (NPP)         (NMA)         (NMO)         (NAD)         (NXZ)         (NZF)
--------------------------------------------------------------------------------------------------------------
Cost of investments      $1,289,315,652  $946,442,010  $992,488,553  $824,754,477  $630,103,294  $875,405,538
==============================================================================================================


Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2006, were as follows:

                            PERFORMANCE     MUNICIPAL        MARKET      DIVIDEND      DIVIDEND      DIVIDEND
                                   PLUS     ADVANTAGE   OPPORTUNITY     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                   (NPP)         (NMA)         (NMO)         (NAD)         (NXZ)         (NZF)
--------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation             $78,459,332   $65,977,346   $63,897,742   $55,960,114   $48,116,623   $40,160,348
   Depreciation              (2,085,550)   (1,797,522)   (6,066,254)   (1,268,766)   (6,044,093)   (1,840,869)
--------------------------------------------------------------------------------------------------------------
Net unrealized
   appreciation
   (depreciation)
   of investments           $76,373,782   $64,179,824   $57,831,488   $54,691,348   $42,072,530   $38,319,479
==============================================================================================================

The tax components of undistributed net investment income and net realized gains at October 31, 2005, the Funds' last tax year end, were as follows:

                                              PERFORMANCE     MUNICIPAL        MARKET      DIVIDEND      DIVIDEND      DIVIDEND
                                                     PLUS     ADVANTAGE   OPPORTUNITY     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                                     (NPP)         (NMA)         (NMO)         (NAD)         (NXZ)         (NZF)
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *         $10,432,188    $8,492,542    $7,024,566    $5,873,482    $6,955,460    $7,219,217

Undistributed net ordinary income **                4,065       154,403       192,454            --        12,183            --

Undistributed net long-term
   capital gains                                1,245,519       593,511            --            --            --            --
================================================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 3, 2005, paid on November 1, 2005.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended October 31, 2005, was designated for purposes of the dividends paid deduction as follows:

                                              PERFORMANCE     MUNICIPAL        MARKET      DIVIDEND      DIVIDEND      DIVIDEND
                                                     PLUS     ADVANTAGE   OPPORTUNITY     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                                     (NPP)         (NMA)         (NMO)         (NAD)         (NXZ)         (NZF)
--------------------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt
   income                                     $66,204,330   $50,312,299   $49,472,483   $45,021,305   $34,591,779   $44,838,770

Distributions from net ordinary income **         238,651            --            --            --            --            --

Distributions from net long-term
   capital gains                                  974,082       688,671            --            --            --            --
================================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2005, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                         MARKET      DIVIDEND      DIVIDEND      DIVIDEND
                    OPPORTUNITY     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                           (NMO)         (NAD)         (NXZ)         (NZF)
---------------------------------------------------------------------------
Expiration year:
   2007              $       --   $ 1,724,693      $     --      $     --
   2008                      --    14,462,547            --            --
   2009                      --            --            --            --
   2010                      --            --            --       620,777
   2011               7,158,008     4,594,300            --            --
   2012                 973,824            --       246,691            --
   2013                      --       104,763       402,153            --
---------------------------------------------------------------------------
Total                $8,131,932   $20,886,303      $648,844      $620,777
===========================================================================

Notes to
        FINANCIAL STATEMENTS (Unaudited) (continued)




5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                                                   PERFORMANCE PLUS (NPP)
                                                                                MUNICIPAL ADVANTAGE (NMA)
                                                                                 MARKET OPPORTUNITY (NMO)
AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)      FUND-LEVEL FEE RATE
----------------------------------------------------------------------------------------------------------
For the first $125 million                                                                          .4500%
For the next $125 million                                                                           .4375
For the next $250 million                                                                           .4250
For the next $500 million                                                                           .4125
For the next $1 billion                                                                             .4000
For the next $3 billion                                                                             .3875
For net assets over $5 billion                                                                      .3750
----------------------------------------------------------------------------------------------------------


                                                                                 DIVIDEND ADVANTAGE (NAD)
                                                                               DIVIDEND ADVANTAGE 2 (NXZ)
                                                                               DIVIDEND ADVANTAGE 3 (NZF)
AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)      FUND-LEVEL FEE RATE
----------------------------------------------------------------------------------------------------------
For the first $125 million                                                                          .4500%
For the next $125 million                                                                           .4375
For the next $250 million                                                                           .4250
For the next $500 million                                                                           .4125
For the next $1 billion                                                                             .4000
For net assets over $2 billion                                                                      .3750
----------------------------------------------------------------------------------------------------------


The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of April 30, 2006, the complex-level fee rate was .1888%.

COMPLEX-LEVEL ASSETS(1)                                                            COMPLEX-LEVEL FEE RATE
----------------------------------------------------------------------------------------------------------
For the first $55 billion                                                                           .2000%
For the next $1 billion                                                                             .1800
For the next $1 billion                                                                             .1600
For the next $3 billion                                                                             .1425
For the next $3 billion                                                                             .1325
For the next $3 billion                                                                             .1250
For the next $5 billion                                                                             .1200
For the next $5 billion                                                                             .1175
For the next $15 billion                                                                            .1150
For Managed Assets over $91 billion (2)                                                             .1400
----------------------------------------------------------------------------------------------------------


(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to their Directors/Trustees who are affiliated with the Adviser or to their Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of Dividend Advantage's (NAD) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
JULY 31,                                     JULY 31,
---------------------------------------------------------------------------
1999*                 .30%                   2005                  .25%
2000                  .30                    2006                  .20
2001                  .30                    2007                  .15
2002                  .30                    2008                  .10
2003                  .30                    2009                  .05
2004                  .30
---------------------------------------------------------------------------

*    From the commencement of operations.

The Adviser has not agreed to reimburse Dividend Advantage (NAD) for any portion of its fees and expenses beyond July 31, 2009.

For the first ten years of Dividend Advantage 2's (NXZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
MARCH 31,                                    MARCH 31,
---------------------------------------------------------------------------
2001*                 .30%                   2007                  .25%
2002                  .30                    2008                  .20
2003                  .30                    2009                  .15
2004                  .30                    2010                  .10
2005                  .30                    2011                  .05
2006                  .30
---------------------------------------------------------------------------

*    From the commencement of operations.

The Adviser has not agreed to reimburse Dividend Advantage 2 (NXZ) for any portion of its fees and expenses beyond March 31, 2011.

For the first ten years of Dividend Advantage 3's (NZF) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
SEPTEMBER 30,                                SEPTEMBER 30,
---------------------------------------------------------------------------
2001*                 .30%                   2007                  .25%
2002                  .30                    2008                  .20
2003                  .30                    2009                  .15
2004                  .30                    2010                  .10
2005                  .30                    2011                  .05
2006                  .30
---------------------------------------------------------------------------

*  From the commencement of operations.

The Adviser has not agreed to reimburse Dividend Advantage 3 (NZF) for any portion of its fees and expenses beyond September 30, 2011.

Notes to
        FINANCIAL STATEMENTS (Unaudited) (continued)





6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 1, 2006, to shareholders of record on May 15, 2006, as follows:

                            PERFORMANCE     MUNICIPAL        MARKET      DIVIDEND      DIVIDEND      DIVIDEND
                                   PLUS     ADVANTAGE   OPPORTUNITY     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                   (NPP)         (NMA)         (NMO)         (NAD)         (NXZ)         (NZF)
--------------------------------------------------------------------------------------------------------------
Dividend per share               $.0705        $.0755        $.0685        $.0715        $.0820        $.0770
==============================================================================================================

Financial
           HIGHLIGHTS (Unaudited)

                                    Financial
                                             HIGHLIGHTS (Unaudited)

          Selected data for a Common share outstanding throughout each period:



                                                              Investment Operations
                                    ---------------------------------------------------------------------------

                                                                 Distributions   Distributions
                                                                      from Net            from
                      Beginning                                     Investment         Capital
                         Common                            Net       Income to        Gains to
                          Share            Net       Realized/       Preferred       Preferred
                      Net Asset     Investment      Unrealized          Share-          Share-
                          Value         Income     Gain (Loss)         holders+        holders+           Total
=================================================================================================================
Performance Plus (NPP)
-----------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(a)                  $15.51          $ .50          $ (.14)          $(.11)          $  --            $ .25
2005                      15.87           1.02            (.26)           (.16)             --              .60
2004                      15.45           1.04             .42            (.07)             --             1.39
2003                      15.38           1.07             .05            (.07)             --             1.05
2002                      15.57           1.09            (.22)           (.10)           (.01)             .76
2001                      14.36           1.10            1.17            (.23)             --             2.04

Municipal Advantage (NMA)
-----------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(a)                   15.70            .54            (.15)           (.12)             --              .27
2005                      16.02           1.09            (.24)           (.16)             --              .69
2004                      15.62           1.11             .41            (.08)             --             1.44
2003                      15.41           1.13             .25            (.07)           (.01)            1.30
2002                      15.65           1.15            (.22)           (.10)           (.03)             .80
2001                      14.61           1.16            1.10            (.24)           (.03)            1.99

Market Opportunity (NMO)
-----------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(a)                   15.14            .51            (.09)           (.12)             --              .30
2005                      15.48           1.03            (.29)           (.16)             --              .58
2004                      15.11           1.03             .37            (.08)             --             1.32
2003                      14.60           1.03             .50            (.08)             --             1.45
2002                      15.24           1.11            (.70)           (.11)           (.01)             .29
2001                      14.45           1.16             .80            (.26)           (.01)            1.69

Dividend Advantage (NAD)
-----------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(a)                   15.28            .52            (.11)           (.11)             --              .30
2005                      15.62           1.06            (.25)           (.15)             --              .66
2004                      15.17           1.09             .46            (.07)             --             1.48
2003                      14.94           1.10             .19            (.07)             --             1.22
2002                      14.84           1.13             .01            (.10)             --             1.04
2001                      13.59           1.16            1.21            (.24)             --             2.13

Dividend Advantage 2 (NXZ)
-----------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(a)                   15.80            .57            (.04)           (.11)             --              .42
2005                      15.63           1.13             .22            (.15)             --             1.20
2004                      15.13           1.12             .51            (.07)             --             1.56
2003                      14.89           1.16             .17            (.07)             --             1.26
2002                      15.07           1.15            (.32)           (.10)             --              .73
2001(b)                   14.33            .52             .88            (.09)             --             1.31

Dividend Advantage 3 (NZF)
-----------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(a)                   15.32            .53            (.05)           (.11)             --              .37
2005                      15.36           1.06             .01            (.15)             --              .92
2004                      14.74           1.06             .59            (.07)             --             1.58
2003                      14.56           1.07             .10            (.07)             --             1.10
2002                      14.47           1.03             .16            (.10)             --             1.09
2001(c)                   14.33            .03             .14              --              --              .17
=================================================================================================================




                                         Less Distributions
                             -------------------------------------------


                                    Net                                         Offering
                             Investment          Capital                       Costs and            Ending
                              Income to         Gains to                       Preferred            Common
                                 Common           Common                           Share             Share          Ending
                                 Share-           Share-                    Underwriting         Net Asset          Market
                                holders          holders           Total       Discounts             Value           Value
===========================================================================================================================
Performance Plus (NPP)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(a)                          $ (.44)           $(.02)         $ (.46)          $  --            $15.30          $14.51
2005                               (.94)            (.02)           (.96)             --             15.51           14.43
2004                               (.97)              --            (.97)             --             15.87           14.95
2003                               (.95)            (.03)           (.98)             --             15.45           14.64
2002                               (.90)            (.04)           (.94)           (.01)            15.38           14.28
2001                               (.83)              --            (.83)            --              15.57           14.58

Municipal Advantage (NMA)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(a)                            (.47)            (.01)           (.48)             --             15.49           15.17
2005                              (1.00)            (.01)          (1.01)             --             15.70           15.19
2004                              (1.03)            (.01)          (1.04)             --             16.02           15.70
2003                              (1.02)            (.07)          (1.09)             --             15.62           15.44
2002                               (.94)            (.10)          (1.04)             --             15.41           14.66
2001                               (.87)            (.08)           (.95)             --             15.65           14.85

Market Opportunity (NMO)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(a)                            (.43)              --            (.43)             --             15.01           14.09
2005                               (.92)              --            (.92)             --             15.14           14.19
2004                               (.95)              --            (.95)             --             15.48           14.44
2003                               (.94)              --            (.94)             --             15.11           14.29
2002                               (.91)            (.02)           (.93)             --             14.60           13.80
2001                               (.87)            (.03)           (.90)             --             15.24           14.65

Dividend Advantage (NAD)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(a)                            (.45)              --            (.45)             --             15.13           14.41
2005                              (1.00)              --           (1.00)             --             15.28           14.58
2004                              (1.03)              --           (1.03)             --             15.62           15.31
2003                               (.99)              --            (.99)             --             15.17           15.12
2002                               (.94)              --            (.94)             --             14.94           14.50
2001                               (.88)              --            (.88)             --             14.84           15.14

Dividend Advantage 2 (NXZ)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(a)                            (.51)              --            (.51)             --             15.71           16.20
2005                              (1.03)              --           (1.03)             --             15.80           15.64
2004                              (1.03)            (.03)          (1.06)             --             15.63           15.38
2003                              (1.01)            (.01)          (1.02)             --             15.13           14.85
2002                               (.91)            (.01)           (.92)            .01             14.89           13.91
2001(b)                            (.45)              --            (.45)           (.12)            15.07           14.96

Dividend Advantage 3 (NZF)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(a)                            (.46)              --            (.46)             --             15.23           15.10
2005                               (.96)              --            (.96)             --             15.32           14.41
2004                               (.96)              --            (.96)             --             15.36           14.50
2003                               (.93)              --            (.93)            .01             14.74           13.80
2002                               (.91)              --            (.91)           (.09)            14.56           13.53
2001(c)                              --               --              --            (.03)            14.47           15.07
===========================================================================================================================

                                                                              Ratios/Supplemental Data
                                                  ---------------------------------------------------------------------------------
                                                                      Before Credit/               After Credit/
                           Total Returns                           Reimbursement/Refund       Reimbursement/Refund***
                        -------------------                      -------------------------   -------------------------
                                                                              Ratio of Net                Ratio of Net
                                                                   Ratio of     Investment     Ratio of     Investment
                                      Based             Ending     Expenses      Income to     Expenses      Income to
                                         on                Net   to Average        Average   to Average       Average
                         Based       Common             Assets   Net Assets     Net Assets   Net Assets     Net Assets
                            on    Share Net         Applicable   Applicable     Applicable   Applicable     Applicable    Portfolio
                        Market        Asset          to Common    to Common      to Common    to Common      to Common     Turnover
                         Value**      Value**     Shares (000)       Shares++       Shares++     Shares++       Shares++       Rate
====================================================================================================================================
Performance Plus (NPP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(a)                   3.69%        1.58%          $916,920         1.15%*         6.51%*       1.14%*         6.52%*          3%
2005                      3.02         3.83            929,544         1.15           6.45         1.14           6.46            6
2004                      9.10         9.30            950,993         1.17           6.69         1.17           6.70           11
2003                      9.58         6.97            925,525         1.18           6.89         1.18           6.90           10
2002                      4.51         5.03            921,376         1.18           7.11         1.17           7.12           11
2001                     26.96        14.51            932,937         1.15           7.29         1.14           7.30           14

Municipal Advantage (NMA)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(a)                   3.02         1.74            667,274         1.17*          6.95*        1.17*          6.96*           3
2005                      3.29         4.42            675,678         1.17           6.81         1.16           6.82            8
2004                      8.82         9.57            689,190         1.19           7.00         1.18           7.00            4
2003                     13.17         8.71            671,147         1.21           7.27         1.20           7.27            7
2002                      5.89         5.39            662,270         1.22           7.55         1.22           7.55           17
2001                     23.35        13.97            672,673         1.23           7.60         1.22           7.61           18

Market Opportunity (NMO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(a)                   2.29         1.99            683,394         1.19*          6.80*        1.18*          6.81*           6
2005                      4.70         3.78            689,682         1.19           6.66         1.18           6.67            7
2004                      7.97         9.00            704,760         1.21           6.75         1.19           6.77            4
2003                     10.62        10.24            687,955         1.25           6.94         1.25           6.94            9
2002                       .49         2.03            664,914         1.24           7.50         1.24           7.51           13
2001                     20.03        11.93            694,025         1.23           7.73         1.23           7.74           11

Dividend Advantage (NAD)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(a)                   1.85         1.94            594,021         1.12*          6.56*         .81*          6.87*           3
2005                      1.77         4.27            599,887         1.17           6.48          .80           6.84           11
2004                      8.37        10.06            613,328         1.14           6.69          .70           7.12            7
2003                     11.41         8.41            595,266         1.35           6.78          .89           7.24            3
2002                      2.01         7.26            586,045         1.25           7.24          .80           7.70            7
2001                     27.35        16.03            581,089         1.26           7.56          .78           8.04           12

Dividend Advantage 2 (NXZ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(a)                   6.82         2.66            460,507         1.12*          6.74*         .66*          7.19*           1
2005                      8.58         7.83            462,862         1.12           6.66          .67           7.12            2
2004                     11.16        10.67            457,552         1.14           6.87          .69           7.32            3
2003                     14.39         8.67            443,101         1.17           7.20          .71           7.66           11
2002                      (.81)        5.16            435,907         1.17           7.32          .70           7.79            9
2001(b)                   2.75         8.39            441,308         1.13*          5.56*         .63*          6.06*           5

Dividend Advantage 3 (NZF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2006(a)                   8.03         2.44            613,899         1.12*          6.54*         .67*          7.00*           1
2005                      6.11         6.09            617,358         1.13           6.39          .68           6.84            3
2004                     12.45        11.10            619,118         1.15           6.64          .69           7.10            3
2003                      9.04         7.82            594,154         1.17           6.80          .71           7.26            3
2002                     (4.26)        7.20            586,799         1.17           6.78          .70           7.25            7
2001(c)                    .47          .98            583,100          .72*          2.05*         .42*          2.36*           1
====================================================================================================================================




                              Preferred Shares at End of Period
                          ------------------------------------------




                            Aggregate   Liquidation
                               Amount     and Market           Asset
                          Outstanding          Value        Coverage
                                (000)      Per Share       Per Share
=====================================================================
Performance Plus (NPP)
---------------------------------------------------------------------
Year Ended 10/31:
2006(a)                      $479,000        $25,000         $72,856
2005                          479,000         25,000          73,515
2004                          479,000         25,000          74,634
2003                          479,000         25,000          73,305
2002                          479,000         25,000          73,089
2001                          444,000         25,000          77,530

Municipal Advantage (NMA)
---------------------------------------------------------------------
Year Ended 10/31:
2006(a)                       358,000         25,000          71,597
2005                          358,000         25,000          72,184
2004                          358,000         25,000          73,128
2003                          358,000         25,000          71,868
2002                          358,000         25,000          71,248
2001                          358,000         25,000          71,974

Market Opportunity (NMO)
---------------------------------------------------------------------
Year Ended 10/31:
2006(a)                       380,000         25,000          69,960
2005                          380,000         25,000          70,374
2004                          380,000         25,000          71,366
2003                          380,000         25,000          70,260
2002                          380,000         25,000          68,744
2001                          380,000         25,000          70,660

Dividend Advantage (NAD)
---------------------------------------------------------------------
Year Ended 10/31:
2006(a)                       295,000         25,000          75,341
2005                          295,000         25,000          75,838
2004                          295,000         25,000          76,977
2003                          295,000         25,000          75,446
2002                          295,000         25,000          74,665
2001                          295,000         25,000          74,245

Dividend Advantage 2 (NXZ)
---------------------------------------------------------------------
Year Ended 10/31:
2006(a)                       222,000         25,000          76,859
2005                          222,000         25,000          77,124
2004                          222,000         25,000          76,526
2003                          222,000         25,000          74,899
2002                          222,000         25,000          74,089
2001(b)                       222,000         25,000          74,697

Dividend Advantage 3 (NZF)
---------------------------------------------------------------------
Year Ended 10/31:
2006(a)                       312,000         25,000          74,191
2005                          312,000         25,000          74,468
2004                          312,000         25,000          74,609
2003                          312,000         25,000          72,608
2002                          312,000         25,000          72,019
2001(c)                            --             --              --
=====================================================================

*    Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

*** After custodian fee credit, expense reimbursement, and legal fee refund, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.

(a)  For the six months ended April 30, 2006.

(b) For the period March 27, 2001 (commencement of operations) through October 31, 2001. (c) For the period September 25, 2001 (commencement of operations) through October 31, 2001.

(c) For the period September 25, 2001 (commencement of operations) through October 31, 2001.


                                 See accompanying notes to financial statements.



                                  84-85 spread

REINVEST AUTOMATICALLY
         EASILY AND CONVENIENTLY




NUVEEN EXCHANGE-TRADED CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Exchange-Traded Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.


CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.


Callout:
NUVEEN MAKES
REINVESTING EASY.
A PHONE CALL IS
ALL IT TAKES TO
SET UP YOUR
REINVESTMENT
ACCOUNT.

OTHER USEFUL
        INFORMATION



QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION
Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.



GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

MODIFIED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.


TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.




                    BOARD OF DIRECTORS/TRUSTEES
                    Robert P. Bremner
                    Lawrence H. Brown
                    Jack B. Evans
                    William C. Hunter
                    David J. Kundert
                    William J. Schneider
                    Timothy R. Schwertfeger
                    Judith M. Stockdale
                    Eugene S. Sunshine


                    FUND MANAGER
                    Nuveen Asset Management
                    333 West Wacker Drive
                    Chicago, IL 60606


                    CUSTODIAN
                    State Street Bank & Trust Company
                    Boston, MA


                    TRANSFER AGENT AND
                    SHAREHOLDER SERVICES
                    State Street Bank & Trust Company
                    Nuveen Funds
                    P.O. Box 43071
                    Providence, RI 02940-3071

                    (800) 257-8787


                    LEGAL COUNSEL
                    Chapman and Cutler LLP
                    Chicago, IL


                    INDEPENDENT REGISTERED
                    PUBLIC ACCOUNTING FIRM
                    Ernst & Young LLP
                    Chicago, IL



                    Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.


WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS. Managing more than $145 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.


FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.
To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.





            LEARN MORE
 ABOUT NUVEEN FUNDS AT
    WWW.NUVEEN.COM/CEF




                    o    Share prices
                    o    Fund details
                    o    Daily financial news
                    o    Investor education
                    o    Interactive planning tools



Logo: NUVEEN Investments


                                                                     ESA-B-0406D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During this reporting period, the registrant's Board of Directors implemented a change to the procedures by which shareholders may recommend nominees to the registrant's board of directors by amending the registrant's by-laws to include a provision specifying the date by which shareholder nominations for election as director at a subsequent meeting must be submitted to the registrant. Shareholders must deliver or mail notice to the registrant not less than forty-five days nor more than sixty days prior to the first anniversary date of the date on which the registrant first mailed its proxy materials for the prior year's annual meeting; provided, however, if an only if the annual meeting is not scheduled to be held within a period that commences thirty days before the first anniversary date of the annual meeting for the preceding year and ends thirty days after such anniversary date (an annual meeting date outside such period being referred to as an "Other Annual Meeting Date" hereafter), the shareholder notice must be given no later than the close of business on the date forty-five days prior to such Other Annual Meeting Date or the tenth business day following the date such Other Annual Meeting Date is first publicly announced or disclosed. The shareholder's notice must be in writing and set forth the name, age, date of birth, business address, residence address and nationality of the person(s) being nominated and the class or series, number of all shares of the registrant owned of record or beneficially be each such person(s), any other information regarding such person required by Item 401 of Regulation S-K or Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended, any other information regarding the person(s) to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of directors, and whether such shareholder believes any nominee is or will be an "interested person" (as that term is defined in the Investment Company Act of 1940, as amended) of the registrant or sufficient information to enable the registrant to make that determination and the written and signed consent of the person(s) to be nominated.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Market Opportunity Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: July 7, 2006
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: July 7, 2006
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: July 7, 2006
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.